UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

March 31, 2018

HIY-QTLY-0518
1.815010.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,868
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$499
5% 3/1/33	5,000	5,435

TOTAL ALABAMA		9,802

Alaska - 0.3%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	13,400	15,148
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21	1,755	1,877

TOTAL ALASKA		17,025

Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	3,070	3,219
5.25% 10/1/28 (FSA Insured)	9,945	10,429
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.945%, tender 1/1/37 (a)(b)	3,000	2,768
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,515	2,940
5% 7/1/31	3,750	4,368
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,580	1,593
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,561
5% 1/1/33	6,000	6,902
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	895	908
6% 1/1/48 (c)	5,485	5,600
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	1,000	1,109
Series 2017 A 5% 7/1/36 (d)	1,750	1,993
Series 2017 A:
5% 7/1/31 (d)	2,050	2,373
5% 7/1/33 (d)	1,100	1,264
5% 7/1/37 (d)	1,300	1,476
Series 2017 B:
5% 7/1/29	2,500	2,954
5% 7/1/33	3,500	4,071
5% 7/1/36	4,000	4,614
5% 7/1/37	2,500	2,877
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,097
5% 7/1/23	2,000	2,194
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/24	1,140	1,271
5% 7/1/26	1,000	1,110
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007:
5.25% 12/1/21	3,500	3,860
5.5% 12/1/29	8,900	10,725
5.25% 12/1/22	1,500	1,677
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	1,050	1,115
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	530	546
6.125% 10/1/52 (c)	530	544
Series 2017 B, 6% 10/1/37 (c)	265	273

TOTAL ARIZONA		97,431

California - 5.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	2,800	2,971
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,816
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	10,100	10,395
Series B, 2.85%, tender 4/1/25 (a)	8,260	8,472
Series C, 2.1%, tender 4/1/22 (a)	7,705	7,681
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	4,079
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,494
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2016, 5% 9/1/29	2,210	2,608
5% 8/1/19	10	10
5% 8/1/20	10	10
5.25% 12/1/33	180	180
5.25% 4/1/35	14,200	15,882
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 8/1/30	2,000	2,026
5.5% 3/1/40	6,900	7,372
5.6% 3/1/36	2,950	3,160
6% 4/1/38	12,110	12,626
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	9,000	9,401
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25	26
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	2,400	2,726
5% 6/1/27	6,730	7,627
5% 6/1/28	6,175	6,975
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	10,976
5.25% 10/1/26	5,000	5,553
Series 2012 A, 5% 4/1/25	4,700	5,235
Series 2012 G, 5% 11/1/24	650	734
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	4,100	4,561
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/29	1,250	1,429
5% 5/15/30	1,000	1,138
California Statewide Cmntys. Dev. Auth. Rev. (Sutter Health Proj.) Series 2011 A, 6% 8/15/42	6,880	7,508
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,152
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21	2,375	2,590
5% 6/1/22	3,320	3,679
5% 6/1/23	3,795	4,254
5% 6/1/24	2,135	2,420
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,950	3,564
0% 11/1/30 (FSA Insured)	5,000	3,284
Long Beach Unified School District Series 2009:
5.5% 8/1/28	235	247
5.5% 8/1/29	185	194
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,002
5% 9/1/19 (AMBAC Insured)	2,545	2,551
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/28 (d)	1,175	1,350
5% 5/15/29 (d)	1,000	1,145
5% 5/15/30 (d)	1,000	1,141
5% 5/15/31 (d)	1,100	1,255
5% 5/15/32 (d)	1,830	2,079
5% 5/15/33 (d)	1,620	1,836
5% 5/15/34 (d)	1,750	1,976
5% 5/15/35 (d)	1,750	1,971
5% 5/15/36 (d)	2,000	2,248
5% 5/15/46 (d)	6,400	7,169
Los Angeles Hbr. Dept. Rev. Series 2016 B, 5% 8/1/31	1,000	1,182
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	5,941
5% 3/1/25	1,455	1,616
5% 3/1/27	2,000	2,214
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	4,000	4,225
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,109
Oakland Gen. Oblig. Series 2012:
5% 1/15/24	2,500	2,714
5% 1/15/26	4,535	4,921
5% 1/15/28	4,345	4,712
5% 1/15/29	5,370	5,822
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	2,860
5% 8/1/29	1,750	2,045
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/24	8,200	9,064
Port of Oakland Rev. Series 2012 P:
5% 5/1/23 (d)	6,455	7,132
5% 5/1/24 (d)	9,900	10,918
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	5,900	3,589
Series 2011, 0% 8/1/46	1,150	353
Series B:
0% 8/1/37	7,800	3,754
0% 8/1/39	23,800	10,443
Poway Unified School District Pub. Fing.:
5% 9/1/24	1,000	1,143
5% 9/1/26	1,275	1,454
5% 9/1/29	2,645	2,955
5% 9/1/31	1,195	1,325
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,782
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200	2,476
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,800	3,965
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (d)	2,750	3,099
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,016
0% 7/1/47	1,830	586
Series 2008 E, 0% 7/1/47 (e)	8,700	5,891
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	15,000	16,463
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,229
5% 6/1/31	5,785	6,514
San Jose Int'l. Arpt. Rev. Series 2017 A:
5% 3/1/23 (d)	1,500	1,677
5% 3/1/24 (d)	1,700	1,922
5% 3/1/26 (d)	1,750	2,015
San Marcos Unified School District Series 2010 B, 0% 8/1/47	21,300	6,444
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,377
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,366
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	3,000	3,347
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	2,390	2,825
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	4,500	5,254
Series 2013 B, 5.5% 8/1/38	1,000	1,168
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,750	1,816
Series 2010 A:
5.25% 7/1/30	1,100	1,165
5.5% 7/1/38	3,815	4,047
West Contra Costa Unified School District Series 2012:
5% 8/1/24	3,625	4,086
5% 8/1/26	2,000	2,248

TOTAL CALIFORNIA		383,182

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,650	1,689
4% 9/1/36	1,300	1,328
5% 9/1/46	7,300	7,964
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	7,000	6,678
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36 (Pre-Refunded to 5/15/18 @ 100)	2,000	2,010
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	8,255	9,088
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/23 (d)	2,275	2,574
5% 11/15/26 (d)	3,450	4,019
5% 11/15/27 (d)	2,945	3,463
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,575	12,967
Series 2010 C:
5.25% 9/1/25	1,000	1,075
5.375% 9/1/26	1,000	1,075

TOTAL COLORADO		53,930

Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2014 C, 5% 6/15/25	1,680	1,886
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	6,050	6,751
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	500	580
5% 7/1/27	350	409
5% 7/1/28	635	740
5% 7/1/29	400	465
Series 2016 K, 4% 7/1/46	8,835	8,530
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	5,100	5,971
5% 5/1/35	3,790	4,411
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	1,525	1,547
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	4,570	5,003
5% 4/1/39 (c)	5,875	6,269
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	1,070	1,237
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (Escrowed to Maturity)	255	258
5% 8/15/18 (FSA Insured)	2,585	2,614

TOTAL CONNECTICUT		46,671

District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	3,615	4,241
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	3,480	3,803
District of Columbia Rev. Series B, 4.75% 6/1/32	2,700	2,829
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (d)	1,450	1,619
Series 2014 A:
5% 10/1/23 (d)	4,705	5,321
5% 10/1/24 (d)	7,000	8,007
Series 2017 A:
5% 10/1/28 (d)	6,650	7,760
5% 10/1/29 (d)	8,080	9,378
5% 10/1/30 (d)	8,250	9,531
5% 10/1/31 (d)	1,450	1,669
5% 10/1/32 (d)	2,240	2,568
5% 10/1/33 (d)	1,100	1,259
5% 10/1/35 (d)	2,500	2,851
5% 10/1/42 (d)	5,000	5,653
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B:
5% 7/1/31	3,125	3,690
5% 7/1/32	4,335	5,103

TOTAL DISTRICT OF COLUMBIA		75,282

Florida - 13.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,332
5% 7/1/26	1,750	2,018
5% 7/1/28	1,745	1,999
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	965	1,073
Series 2012 Q1, 5% 10/1/25	5,215	5,789
Series 2017:
5% 10/1/25 (d)	250	287
5% 10/1/26 (d)	1,000	1,160
5% 10/1/27 (d)	1,000	1,170
5% 10/1/28 (d)	1,000	1,162
5% 10/1/29 (d)	2,660	3,073
5% 10/1/30 (d)	735	846
5% 10/1/32 (d)	3,500	4,000
5% 10/1/33 (d)	1,305	1,487
5% 10/1/34 (d)	1,275	1,447
5% 10/1/35 (d)	1,500	1,697
5% 10/1/36 (d)	2,000	2,256
5% 10/1/37 (d)	2,250	2,532
5% 10/1/42 (d)	4,250	4,754
5% 10/1/47 (d)	6,000	6,691
Series A:
5% 10/1/23 (d)	1,425	1,606
5% 10/1/28 (d)	3,000	3,417
5% 10/1/30 (d)	3,500	3,957
5% 10/1/31 (d)	3,000	3,381
5% 10/1/32 (d)	2,800	3,149
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670	783
(Broward County School District) Series 2012 A, 5% 7/1/24	2,170	2,406
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,230	2,494
5% 7/1/27	5,695	6,245
Series 2015 A:
5% 7/1/24	2,240	2,581
5% 7/1/26	7,200	8,319
5% 7/1/27	1,000	1,149
Series 2015 B:
5% 7/1/24	2,755	3,175
5% 7/1/25	2,355	2,745
Series 2016, 5% 7/1/32	2,200	2,530
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	1,715	1,779
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	27,010	29,857
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	2,060	2,360
5% 7/1/32	12,225	13,840
Series 2016 A, 5% 7/1/33	1,340	1,538
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,218
Series 2011 F, 5% 6/1/23	6,070	6,662
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/18	3,320	3,329
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	6,400	7,104
Series 2015 C:
5% 10/1/30	3,270	3,648
5% 10/1/40	2,000	2,182
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	2,185	2,537
5% 10/1/31	2,385	2,756
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,700	4,084
Series 2015 B:
5% 10/1/28	1,000	1,153
5% 10/1/30	1,800	2,058
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/20 (d)	200	215
5% 10/1/21 (d)	1,545	1,693
5% 10/1/22 (d)	1,000	1,113
5% 10/1/23 (d)	2,545	2,868
5% 10/1/24 (d)	3,000	3,422
5% 10/1/25 (d)	3,225	3,711
5% 10/1/26 (d)	1,700	1,970
5% 10/1/27 (d)	1,000	1,171
Series 2016A, 5% 10/1/46 (d)	1,000	1,109
Series 2017 A:
5% 10/1/24 (d)	2,325	2,652
5% 10/1/25 (d)	1,000	1,151
5% 10/1/27 (d)	2,000	2,343
5% 10/1/29 (d)	3,000	3,479
5% 10/1/30 (d)	3,220	3,720
5% 10/1/31 (d)	8,625	9,926
5% 10/1/32 (d)	6,750	7,744
5% 10/1/33 (d)	10,000	11,429
5% 10/1/34 (d)	6,000	6,836
5% 10/1/35 (d)	7,930	9,007
5% 10/1/36 (d)	7,500	8,499
5% 10/1/37 (d)	6,250	7,072
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,405	1,465
5% 6/1/24	275	311
5% 6/1/25	1,285	1,468
5% 6/1/26	1,625	1,844
5% 6/1/46	2,935	3,156
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	12,970	13,888
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	32
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/24	5,500	6,118
5% 10/1/25	1,000	1,109
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,123
5% 6/1/28 (FSA Insured)	1,000	1,119
5% 6/1/30 (FSA Insured)	2,250	2,503
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	6,310	6,869
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	7,300	7,872
Series 2010, 5.5% 10/1/30	3,035	3,296
Series 2012 A:
5% 10/1/21 (d)	1,900	2,077
5% 10/1/22 (d)	1,000	1,112
5% 10/1/23 (d)	7,700	8,555
5% 10/1/24 (d)	9,050	10,014
5% 10/1/30 (d)	7,015	7,641
5% 10/1/31 (d)	4,000	4,350
Series 2014 A:
5% 10/1/28 (d)	5,000	5,602
5% 10/1/33 (d)	8,385	9,269
5% 10/1/36 (d)	15,855	17,419
5% 10/1/37	12,925	14,400
Series 2015 A:
5% 10/1/29 (d)	1,585	1,788
5% 10/1/31 (d)	1,330	1,490
5% 10/1/35 (d)	5,500	6,056
Series 2016 A:
5% 10/1/29	1,450	1,683
5% 10/1/31	1,750	2,016
Series 2017 B, 5% 10/1/40 (d)	13,000	14,553
Miami-Dade County Cap. Asset Acquisition Series 2012 A:
5% 10/1/23	750	840
5% 10/1/26	3,750	4,180
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,500	3,881
Series 2014 B:
5% 7/1/26	2,500	2,855
5% 7/1/27	1,750	1,993
5% 7/1/28	1,000	1,134
Series A:
5% 7/1/32	4,300	4,937
5% 7/1/33	3,650	4,177
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/22 (AMBAC Insured)	3,325	3,363
Series 2011 B, 5.625% 5/1/31	6,600	7,224
Series 2015 A:
5% 5/1/26	5,500	6,306
5% 5/1/27 (FSA Insured)	780	889
5% 5/1/28	17,710	20,050
5% 5/1/29	4,075	4,594
Series 2015 B:
5% 5/1/26	8,500	9,746
5% 5/1/27	22,130	25,236
5% 5/1/28	16,995	19,240
Series 2016 A:
5% 5/1/30	7,520	8,569
5% 5/1/32	16,860	19,107
Series 2016 B, 5% 8/1/26	10,825	12,600
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,504
5% 7/1/42	2,200	2,392
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000	4,549
North Brevard County Hosp. District Rev. 5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	600	612
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	12,050	13,107
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Escrowed to Maturity)	2,315	2,368
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	10,000	11,427
Series 2016 C, 5% 8/1/33	3,770	4,346
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,789
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	2,115	2,179
Series 2012 A:
5% 10/1/23	2,300	2,632
5% 10/1/25	1,100	1,294
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	1,200	1,315
5% 10/1/23 (d)	1,325	1,493
5% 10/1/24 (d)	1,375	1,566
5% 10/1/25 (d)	2,915	3,346
5% 10/1/26 (d)	2,060	2,384
5% 10/1/27 (d)	1,000	1,160
5% 10/1/29 (d)	1,040	1,192
5% 10/1/30 (d)	1,850	2,111
5% 10/1/31 (d)	1,300	1,477
5% 10/1/32 (d)	2,000	2,264
5% 10/1/33 (d)	4,295	4,846
5% 10/1/34 (d)	4,505	5,065
5% 10/1/35 (d)	4,745	5,320
5% 10/1/36 (d)	4,980	5,567
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	740
5% 12/1/23	1,395	1,555
5% 12/1/24	1,530	1,723
5% 12/1/25	540	602
5% 12/1/31	500	546
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/24	3,500	4,029
Series 2015 D:
5% 8/1/28	4,715	5,418
5% 8/1/29	15,995	18,300
5% 8/1/30	16,510	18,818
5% 8/1/31	16,580	18,840
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	5,000	5,810
5% 10/1/32	6,270	7,203
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,400	1,448
6.25% 4/1/39	3,300	3,419
Series 2010, 5.25% 10/1/34	3,500	3,695
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,500	2,583
5% 8/15/26	3,400	3,960
5% 8/15/27	2,250	2,643
5% 8/15/28	1,500	1,753
5% 8/15/30	3,245	3,760
5% 8/15/31	3,130	3,613
5% 8/15/32	2,330	2,679
5% 8/15/34	6,475	7,389
5% 8/15/35	4,295	4,886
5% 8/15/42	6,600	7,407
5% 8/15/47	9,800	10,924
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100	1,192
Series 2015 A, 5% 12/1/40	2,200	2,374
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	2,300	2,563
5% 9/1/25	410	454
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	1,000	1,144
5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,670
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,775	2,053
5% 8/1/26	340	393
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,882

TOTAL FLORIDA		848,837

Georgia - 1.5%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,163
5% 11/1/30	2,500	2,884
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	2,000	1,968
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	7,600	7,521
2.2%, tender 4/2/19 (a)	3,000	3,004
2.2%, tender 4/2/19 (a)	6,500	6,510
2.2%, tender 4/2/19 (a)	4,100	4,106
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	9,145	9,851
6.125% 9/1/40	14,920	15,982
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,309
5.25% 10/1/41	5,600	6,165
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,624
5% 1/1/24	6,500	7,033
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,798
5% 10/1/23	4,000	4,462
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	2,245	2,258
5% 8/1/39	2,060	2,247
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	2,745	3,013
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,002
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,941
5% 4/1/30	2,000	2,200
5% 4/1/44	3,815	4,107
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,574

TOTAL GEORGIA		100,722

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,290
5% 7/1/45 (d)	19,875	21,901
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	1,575	1,741
5.25% 8/1/24 (d)	2,000	2,258
5.25% 8/1/25 (d)	2,500	2,801

TOTAL HAWAII		36,991

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,469
6.75% 11/1/37	5,500	5,651
Series 2015 ID, 5% 12/1/25	2,750	3,204

TOTAL IDAHO		13,324

Illinois - 21.0%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,674
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,742
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	983
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,385	2,557
Series 2008 C:
5.25% 12/1/23	2,410	2,428
5.25% 12/1/24	1,630	1,641
Series 2010 F, 5% 12/1/20	1,295	1,351
Series 2011 A:
5% 12/1/41	5,785	5,590
5.25% 12/1/41	3,580	3,587
5.5% 12/1/39	7,900	7,983
Series 2012 A, 5% 12/1/42	9,215	8,923
Series 2015 C, 5.25% 12/1/39	1,700	1,713
Series 2016 B, 6.5% 12/1/46	800	909
Series 2017 A, 7% 12/1/46 (c)	2,800	3,317
Series 2017 C:
5% 12/1/22	2,630	2,787
5% 12/1/23	2,270	2,416
5% 12/1/24	5,760	6,111
5% 12/1/25	3,290	3,492
5% 12/1/26	965	1,023
5% 12/1/30	2,545	2,582
Series 2017 D:
5% 12/1/23	2,970	3,161
5% 12/1/24	1,245	1,322
5% 12/1/31	3,000	3,034
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	11,470
5% 1/1/28 (d)	19,150	21,210
5% 1/1/33 (d)	5,375	5,888
5% 1/1/34 (d)	2,600	2,844
Series 2016 A, 5% 1/1/28 (d)	2,000	2,270
Series 2016 B:
4% 1/1/35	1,575	1,634
5% 1/1/36	2,000	2,266
5% 1/1/37	2,700	3,053
5% 1/1/46	12,085	13,522
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (d)	6,715	7,364
Series 2013 B, 5% 1/1/27	11,275	12,443
Series 2013 D, 5% 1/1/27	3,200	3,532
Series 2015 A:
5% 1/1/25 (d)	5,335	6,052
5% 1/1/31 (d)	6,040	6,726
5% 1/1/32 (d)	12,200	13,538
Series 2015 C:
5% 1/1/24 (d)	1,435	1,613
5% 1/1/46 (d)	2,395	2,605
Series 2016 B, 5% 1/1/34	6,100	6,848
Series 2016 C:
5% 1/1/33	2,725	3,069
5% 1/1/34	3,155	3,542
Series 2016 G:
5% 1/1/37 (d)	2,000	2,213
5% 1/1/42 (d)	2,000	2,199
5.25% 1/1/29 (d)	350	410
5.25% 1/1/31 (d)	400	464
Series 2017 A, 5% 1/1/31	3,535	4,060
Series 2017 B:
5% 1/1/35	2,100	2,378
5% 1/1/37	8,550	9,653
Series 2017 C:
5% 1/1/30	600	692
5% 1/1/31	600	689
5% 1/1/32	650	743
Series 2017 D:
5% 1/1/28 (d)	2,990	3,402
5% 1/1/29 (d)	2,500	2,831
5% 1/1/32 (d)	2,700	3,026
5% 1/1/34 (d)	4,060	4,522
5% 1/1/35 (d)	3,000	3,334
5% 1/1/36 (d)	3,730	4,136
5% 1/1/37 (d)	2,000	2,213
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)(f)	800	881
5% 7/1/48 (d)(f)	5,000	5,460
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	18,000	19,800
Series 2017, 5% 12/1/46	4,100	4,413
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	2,020	2,225
5% 6/1/23	1,815	2,024
5% 6/1/24	305	343
5% 6/1/25	305	345
5% 6/1/26	245	279
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625	629
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375	377
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,643
Series 2012 A, 5% 11/15/22	2,000	2,167
Series 2012 C:
5% 12/15/21	1,000	1,073
5% 12/15/37	1,000	1,057
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	690	746
5.25% 11/15/33	23,025	24,408
Series 2010 G, 5% 11/15/25	3,400	3,620
Series 2012 C, 5% 11/15/24	11,100	12,262
Series 2016 A:
5% 11/15/26	5,340	6,137
5% 11/15/27	2,800	3,193
5% 11/15/28	3,650	4,141
5% 11/15/29	4,540	5,125
5% 11/15/30	5,000	5,617
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	900	1,028
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,397
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/29	650	734
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	915	1,033
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,419
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/32	1,225	1,370
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,034
5% 10/1/29	1,000	1,154
5% 10/1/30	1,000	1,150
5% 10/1/35	2,000	2,263
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	30,230	32,126
5.375% 5/15/30	7,270	7,656
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	1,150	1,119
4% 2/15/33	270	276
5% 2/15/25	230	260
5% 2/15/26	3,050	3,477
5% 2/15/29	6,170	7,042
5% 2/15/36	1,070	1,193
(Rosalind Franklin Unversity Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	1,000	1,076
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	500	557
(Silver Cross Health Sys. II Proj.) Series 2015C, 4.125% 8/15/37	865	871
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,995	2,014
(Trinity Health Proj.) Series 2011, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	810	896
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,215	2,192
Series 2017 B, 5%, tender 12/15/22 (a)	4,750	5,388
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	2,000
Series 2010, 5.25% 5/1/25	7,000	7,461
Series 2012 A:
5% 5/15/20	500	530
5% 5/15/22	2,180	2,412
5% 5/15/23	300	330
Series 2012:
4% 9/1/32	8,775	8,568
5% 9/1/32	1,900	2,000
5% 9/1/38	26,250	27,280
5% 11/15/43	5,215	5,466
Series 2013:
5% 11/15/24	500	553
5% 11/15/27	100	110
5% 11/15/28	2,875	3,144
5% 11/15/29	1,400	1,528
5% 5/15/43	11,805	12,409
Series 2014, 5% 8/1/38	13,350	14,789
Series 2015 A:
5% 11/15/21	600	660
5% 11/15/45	2,865	3,132
Series 2015 B, 5% 11/15/27	3,160	3,588
Series 2015 C:
5% 8/15/35	7,460	8,025
5% 8/15/44	36,450	38,706
Series 2016 A:
5% 8/15/22	1,000	1,080
5% 7/1/24	1,395	1,579
5% 8/15/25	2,380	2,638
5% 8/15/26	3,180	3,538
5% 7/1/28	1,230	1,388
5% 2/15/29	5,140	5,767
5% 2/15/30	5,425	6,063
5% 7/1/30	710	793
5% 2/15/31	4,375	4,870
5% 7/1/31	1,255	1,395
5% 2/15/32	4,250	4,716
5% 7/1/33	650	718
5% 7/1/34	5,000	5,510
5% 8/15/34	645	694
5% 8/15/35	510	548
5% 8/15/36	2,035	2,181
5.25% 8/15/27	2,255	2,539
5.25% 8/15/28	2,895	3,246
5.25% 8/15/30	2,225	2,474
5.25% 8/15/31	600	665
Series 2016 B:
5% 8/15/31	7,365	8,412
5% 8/15/32	6,040	6,868
5% 8/15/34	7,515	8,465
5% 8/15/36	10,485	11,717
Series 2016 C:
3.75% 2/15/34	1,465	1,426
4% 2/15/36	6,230	6,299
4% 2/15/41	17,890	17,969
5% 2/15/22	1,320	1,440
5% 2/15/24	670	748
5% 2/15/30	7,760	8,824
5% 2/15/31	13,500	15,296
5% 2/15/32	4,420	4,986
5% 2/15/34	3,525	3,951
5% 2/15/41	10,685	11,829
Series 2016:
5% 5/15/29	1,255	1,399
5% 5/15/30	2,655	2,944
Series 2017 A, 5% 8/1/42	880	951
Series 2017:
5% 7/1/22	1,825	2,039
5% 1/1/24	3,250	3,720
5% 7/1/26	1,750	2,068
5% 1/1/29	3,350	3,941
5% 7/1/30	6,000	7,017
5% 7/1/32	8,495	9,857
5% 7/1/33	6,815	7,879
5% 7/1/34	5,605	6,461
5% 7/1/35	4,710	5,414
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	5,200	5,288
5.5% 1/1/31	6,040	6,481
Series 2010:
5% 1/1/21 (FSA Insured)	3,100	3,242
5% 1/1/23 (FSA Insured)	7,900	8,243
Series 2012 A, 4% 1/1/23	2,525	2,542
Series 2012:
5% 8/1/19	2,965	3,051
5% 8/1/21	2,400	2,511
5% 3/1/23	5,150	5,369
5% 8/1/23	4,600	4,805
5% 3/1/28	220	225
Series 2013:
5% 1/1/22	2,925	3,001
5.5% 7/1/24	1,000	1,074
5.5% 7/1/25	5,215	5,556
Series 2014:
5% 2/1/22	1,060	1,101
5% 2/1/23	4,425	4,625
5% 2/1/25	3,630	3,788
5% 4/1/28	2,290	2,340
5% 5/1/28	2,150	2,196
5% 5/1/32	9,300	9,416
5.25% 2/1/30	9,200	9,478
5.25% 2/1/31	435	447
Series 2016:
5% 11/1/20	4,680	4,882
5% 2/1/23	1,810	1,892
5% 2/1/24	10,010	10,441
5% 6/1/25	8,810	9,175
5% 11/1/25	3,000	3,131
5% 6/1/26	1,200	1,253
5% 2/1/27	8,525	8,845
5% 2/1/28	6,860	7,102
5% 2/1/29	6,445	6,649
Series 2017 D:
5% 11/1/22	23,880	24,961
5% 11/1/23	25,000	26,136
5% 11/1/24	35,000	36,553
5% 11/1/25	35,000	36,523
5% 11/1/26	25,000	26,098
5% 11/1/27	3,500	3,640
5% 2/1/26	2,740	2,842
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) 5.25% 5/15/32 (Pre-Refunded to 5/15/18 @ 100)	360	362
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	1,480	1,480
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,315
5% 2/1/26	10,370	11,901
5% 2/1/31	4,070	4,590
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,650	4,089
5% 1/1/40	15,600	17,413
Series 2015 B, 5% 1/1/40	8,700	9,779
Series 2016 A:
5% 12/1/31	7,035	8,048
5% 12/1/32	10,300	11,729
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000	1,928
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	3,095	2,816
0% 12/1/21 (Escrowed to Maturity)	1,905	1,769
6.5% 1/1/20 (AMBAC Insured)	3,140	3,381
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,825
5% 2/1/35	5,000	5,578
5% 2/1/36	8,600	9,576
Lake County Cmnty. High School District #117, Antioch:
Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,675
Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,140
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003:
0% 1/1/19	2,770	2,720
0% 1/1/19 (Escrowed to Maturity)	185	183
Series 2004, 0% 1/1/24 (FSA Insured)	5,100	4,235
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,371
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,645	6,409
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,300	5,188
Series 2010 B1:
0% 6/15/43 (FSA Insured)	50,715	16,201
0% 6/15/44 (FSA Insured)	58,500	17,724
0% 6/15/45 (FSA Insured)	30,500	8,759
0% 6/15/47 (FSA Insured)	3,625	934
Series 2012 B, 0% 12/15/51	13,100	2,397
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,091
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090	2,361
Series 1993:
0% 6/15/19	2,780	2,681
0% 6/15/19 (Escrowed to Maturity)	565	553
Series 1996 A, 0% 6/15/24	3,060	2,392
Series 2002, 5.5% 6/15/20	265	268
Series 2017 B:
5% 12/15/25	1,000	1,088
5% 12/15/26	3,325	3,626
5% 12/15/27	355	387
5% 12/15/31	675	732
5% 12/15/34	400	430
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,045
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	5,000	5,731
5% 6/1/28	2,750	3,137
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,600
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,520
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,560
Series 2010 A:
5% 4/1/25	6,125	6,457
5.25% 4/1/30	4,200	4,433
Series 2013:
6% 10/1/42	5,500	6,199
6.25% 10/1/38	5,430	6,206
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	6,155	4,629
Series 2012, 0% 11/1/25	790	618
0% 11/1/19 (Escrowed to Maturity)	1,465	1,420
0% 11/1/19 (FSA Insured)	9,410	9,078
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,819
5% 11/15/32	1,235	1,384
5% 11/15/33	1,500	1,676
5% 11/15/34	1,500	1,672

TOTAL ILLINOIS		1,368,737

Indiana - 2.3%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,061
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32 (Pre-Refunded to 11/1/18 @ 100)	7,815	7,981
Series 2009 A, 5.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	6,300	6,641
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	10,000	10,575
Series 2012:
5% 3/1/30	4,575	4,958
5% 3/1/41	8,360	8,941
Series 2015 A, 5.25% 2/1/32	7,060	8,214
Series 2016:
4% 9/1/21	400	424
5% 9/1/22	300	333
5% 9/1/23	450	507
5% 9/1/24	675	770
5% 9/1/26	1,300	1,509
5% 9/1/27	650	751
5% 9/1/28	3,000	3,453
5% 9/1/29	1,500	1,720
5% 9/1/30	1,400	1,600
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	400	447
5% 10/1/26	2,545	2,833
Series 2015 A:
5% 10/1/30	4,820	5,520
5% 10/1/45	27,300	30,809
Series 2011 A, 5.25% 10/1/25	1,750	1,934
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/23 (Pre-Refunded to 7/1/21 @ 100)	1,800	1,977
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,033
4% 1/1/33 (d)	1,000	1,029
4% 1/1/34 (d)	1,000	1,026
4% 1/1/35 (d)	2,780	2,847
5% 1/1/21 (d)	4,755	5,133
5% 1/1/22 (d)	8,590	9,430
5% 1/1/23 (d)	3,470	3,857
5% 1/1/26 (d)	1,055	1,208
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	403
5% 1/15/30	12,040	13,349
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,070

TOTAL INDIANA		150,343

Kansas - 0.5%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38	12,225	12,997
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	275	292
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,065
5% 9/1/25	4,000	4,440
5% 9/1/26	1,950	2,161
Series 2016 A:
5% 9/1/40	4,515	5,038
5% 9/1/45	6,800	7,564

TOTAL KANSAS		34,557

Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	699
5% 1/1/22	725	795
5% 1/1/23	425	472
5% 1/1/28	1,585	1,790
5% 1/1/31	1,500	1,678
5% 1/1/32	1,500	1,672
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,620	1,764
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	3,400	3,837
5.75% 10/1/38	8,765	9,916
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 5% 12/1/28	745	800
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,293

TOTAL KENTUCKY		26,716

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	4,000	4,460
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,720
5% 12/15/25	3,120	3,628
5% 12/15/26	1,260	1,468
5% 12/15/28	2,000	2,309
5% 12/15/29	1,420	1,634
5% 12/15/30	2,800	3,210
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,400	1,586
5% 1/1/29 (d)	5,190	5,823
5% 1/1/30 (d)	7,000	7,822
5% 1/1/31 (d)	2,500	2,781
5% 1/1/40 (d)	8,285	9,036
Series 2017 B:
5% 1/1/27 (d)	400	464
5% 1/1/28 (d)	245	283
5% 1/1/32 (d)	400	453
5% 1/1/33 (d)	700	789
5% 1/1/34 (d)	215	242
5% 1/1/35 (d)	400	448
Series 2017 D2:
5% 1/1/27 (d)	500	580
5% 1/1/28 (d)	720	831
5% 1/1/31 (d)	640	728
5% 1/1/33 (d)	1,025	1,156
5% 1/1/34 (d)	1,230	1,382
5% 1/1/36 (d)	935	1,045
5% 1/1/37 (d)	1,540	1,718

TOTAL LOUISIANA		55,596

Maine - 0.9%
Maine Health & Higher Ed. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,790	3,888
Series 2013, 5% 7/1/25	1,730	1,862
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330	333
Series 2016 A:
4% 7/1/41	2,310	2,047
4% 7/1/46	3,150	2,727
5% 7/1/41	10,410	10,764
5% 7/1/46	27,715	28,563
Series 2017 B:
4% 7/1/25	450	487
4% 7/1/31	700	731
4% 7/1/32	500	519
4% 7/1/34	1,010	1,041
5% 7/1/26	325	377
5% 7/1/28	510	593
5% 7/1/29	400	462
5% 7/1/33	1,000	1,136
5% 7/1/35	760	860
Series 2017 D, 5.75% 7/1/38	165	167
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,199
5% 7/1/36	2,600	2,940
5% 7/1/38	670	755

TOTAL MAINE		61,451

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185	193
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315	329
City of Westminster Series 2016:
5% 11/1/27	2,595	2,908
5% 11/1/28	2,750	3,066
5% 11/1/29	2,910	3,226
5% 11/1/30	3,085	3,404
5% 11/1/31	1,245	1,366
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,250	1,428
5% 6/1/35	2,000	2,247
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	1,815	2,001
5% 3/31/46 (d)	3,000	3,293
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40 (Pre-Refunded to 7/1/19 @ 100)	2,000	2,080
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	3,195	3,564
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000	1,009
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,365	3,647
Series 2015, 5% 7/1/24	755	853
Series 2016 A:
4% 7/1/42	1,725	1,712
5% 7/1/35	695	766
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,760	1,763
3% 11/1/25	1,290	1,287
5% 11/1/30	455	510

TOTAL MARYLAND		40,652

Massachusetts - 2.7%
Massachusetts Dev. Fin. Agcy. Rev.:
( Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/30	760	830
5% 7/1/37	1,000	1,069
(Lawrence Gen. Hosp. MA. Proj.):
Series 2017:
5% 7/1/25	170	187
5% 7/1/29	715	784
5% 7/1/31	805	876
series 2017, 5% 7/1/32	1,000	1,085
Series 2017:
5% 7/1/34	1,000	1,077
5% 7/1/42	900	958
5% 7/1/47	1,400	1,485
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/19	230	237
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/20	370	390
5% 7/1/21	380	407
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,843
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/32 (c)	3,000	2,977
4.125% 10/1/42 (c)	3,600	3,527
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,880	4,538
5% 7/1/32	14,340	16,629
5% 7/1/34	4,225	4,865
Series 2017, 4% 7/1/41	10,000	10,260
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	1,585	1,778
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,139
5% 10/1/28	1,055	1,199
5% 10/1/29	1,110	1,256
5% 10/1/31	1,225	1,377
5% 10/1/32	1,285	1,438
Series 2016:
5% 10/1/29	1,000	1,164
5% 10/1/30	1,500	1,741
5% 7/1/31	1,675	1,882
5% 10/1/31	1,620	1,873
5% 7/1/46	1,390	1,513
Series 2017, 5% 7/1/27	645	707
Series BB1, 5% 10/1/46	415	472
Massachusetts Dev. Fina (Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	1,000	1,000
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	10,000	10,013
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,420	2,823
Series 2017 A:
5% 4/1/36	2,115	2,455
5% 4/1/42	8,010	9,217
Series 2017 D:
5% 2/1/33	5,390	6,293
5% 2/1/34	12,295	14,314
5% 2/1/35	4,710	5,467
Series 2017 F, 5% 11/1/46	4,000	4,618
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	1,355	1,360
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,443
5% 7/1/34	1,080	1,253
5% 7/1/38	1,570	1,806
Series 2016 B:
4% 7/1/46 (d)	10,130	10,337
5% 7/1/43 (d)	18,590	20,811
Series 2017 A:
5% 7/1/24 (d)	4,865	5,549
5% 7/1/25 (d)	1,810	2,081

TOTAL MASSACHUSETTS		173,403

Michigan - 1.9%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	4,000	4,415
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385	389
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,654
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065	3,581
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,674
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	3,000	3,310
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000	5,728
Series 2016 I, 5% 4/15/24	295	338
5% 4/15/33	2,500	2,835
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/34	5,000	5,756
5% 12/1/35	1,915	2,194
5% 12/1/42	2,585	2,923
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	2,050	2,184
5% 6/1/21 (Escrowed to Maturity)	350	382
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,500	3,893
Series 2012, 5% 11/15/42	10,380	11,231
Series 2015 MI, 5% 12/1/24	4,445	5,126
Series MI, 5.5% 12/1/27	4,750	5,638
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,495	1,736
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	9,435	9,378
2.4%, tender 3/15/23 (a)	7,070	7,054
Series 2012 A, 5% 6/1/26	2,000	2,198
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	210	217
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,293
5% 11/1/31	2,525	2,902
5% 11/1/36	250	282
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	6,995	7,925
Series 2015 G, 5% 12/1/28 (d)	5,500	6,208
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,485	1,567
4% 12/1/34 (FSA Insured)	1,230	1,295
4% 12/1/35 (FSA Insured)	1,200	1,248
4% 12/1/36 (FSA Insured)	1,250	1,296
5% 12/1/31	375	431
5% 12/1/32	380	434
5% 12/1/34	700	798
5% 12/1/35	650	738
5% 12/1/37	430	484
Series 2017 B:
5% 12/1/29 (d)	600	686
5% 12/1/30 (d)	700	797
5% 12/1/31 (d)	800	908
5% 12/1/32 (d)	510	580
5% 12/1/32 (d)	650	736
5% 12/1/34 (d)	600	677
5% 12/1/35 (d)	650	731
5% 12/1/37 (d)	850	951
5% 12/1/42 (d)	1,000	1,110

TOTAL MICHIGAN		120,911

Minnesota - 0.2%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,595	1,609
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,830	3,162
Series 2017:
4% 5/1/21	500	528
5% 5/1/25	800	918
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845	870
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155	160
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,195	1,354
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,515	1,788

TOTAL MINNESOTA		10,389

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	700	776
5% 3/1/31	750	828
5% 3/1/36	1,500	1,617
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,234
5% 9/1/27	490	510
5% 9/1/28	1,000	1,041
5% 9/1/29	1,000	1,041
5% 9/1/30	1,390	1,446
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,200	1,243
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	1,000	1,011
3.25% 2/1/28	1,000	1,017
4% 2/1/40	800	816
5% 2/1/29	1,240	1,414
5% 2/1/31	2,595	2,934
5% 2/1/33	2,870	3,229
5% 2/1/36	2,700	3,017

TOTAL MISSOURI		23,174

Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	1,000	1,067
5% 7/1/36	690	792
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	11,900	13,454
5% 1/1/40	1,130	1,273
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	750	843
5% 12/15/23 (d)	750	853
5% 12/15/25 (d)	400	464
5% 12/15/26 (d)	1,440	1,685
5% 12/15/27 (d)	1,000	1,166
5% 12/15/30 (d)	1,500	1,726
5% 12/15/31 (d)	785	900
5% 12/15/33 (d)	800	911
5% 12/15/35 (d)	2,000	2,265
5% 12/15/36 (d)	505	571
Series 2017 C:
4% 12/15/19 (d)	710	736
5% 12/15/21 (d)	410	453
Series 2017A, 4% 12/15/18 (d)	325	330

TOTAL NEBRASKA		29,489

Nevada - 0.5%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (d)	7,000	7,460
5% 7/1/21 (d)	6,970	7,605
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	1,960	2,089
5% 7/1/22 (d)	2,250	2,502
5% 7/1/23 (d)	4,000	4,507
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	5,415	5,910
Series 2016 B, 5% 6/1/36	4,530	5,199

TOTAL NEVADA		35,272

New Hampshire - 1.6%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	3,000	3,338
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	500	585
5% 8/1/30	1,000	1,156
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/29	850	989
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	4,275	5,028
5% 7/1/34	5,335	6,143
Series 2017:
5% 7/1/28	4,025	4,764
5% 7/1/30	2,565	3,000
5% 7/1/31	5,750	6,689
5% 7/1/32	3,845	4,459
5% 7/1/33	3,500	4,043
5% 7/1/35	5,600	6,428
5% 7/1/36	5,885	6,739
5% 7/1/37	5,180	5,908
Series 2017 A, 5.25% 7/1/27 (c)	415	425
Series 2017 B, 4.125% 7/1/24 (c)	2,115	2,133
Series 2017 C, 3.5% 7/1/22 (c)	665	667
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,770	2,842
5% 7/1/24	1,000	1,098
5% 7/1/25	1,185	1,296
5% 7/1/27	500	543
Series 2016:
3% 10/1/20	560	570
4% 10/1/38	2,425	2,415
5% 10/1/22	1,070	1,176
5% 10/1/24	2,120	2,372
5% 10/1/25	2,100	2,367
5% 10/1/29	6,675	7,478
5% 10/1/31	5,210	5,796
5% 10/1/33	4,000	4,416
5% 10/1/38	7,470	8,121
New Hampshire Health&Ed. Facilities Rev. (Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	265	280
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,055
5% 2/1/24	1,775	1,949

TOTAL NEW HAMPSHIRE		107,268

New Jersey - 5.5%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,193
5% 7/1/30 (FSA Insured)	2,540	2,909
5% 7/1/32 (FSA Insured)	1,250	1,423
5% 7/1/33 (FSA Insured)	1,300	1,474
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	13,170	14,400
Series 2017 B:
5% 11/1/23	18,000	19,633
5% 11/1/24	7,000	7,681
Series 2009 AA, 5.5% 12/15/29	1,665	1,727
Series 2013 NN, 5% 3/1/27	81,510	86,528
Series 2013:
5% 3/1/23	19,875	21,516
5% 3/1/24	20,000	21,511
5% 3/1/25	2,200	2,356
Series 2015 XX:
5% 6/15/22	3,285	3,536
5% 6/15/23	5,000	5,433
5.25% 6/15/27	17,000	18,742
Series 2016 AAA:
5.5% 6/15/31	2,000	2,274
5.5% 6/15/32	5,000	5,668
Series 2016 BBB:
5% 6/15/21	4,000	4,267
5% 6/15/22	6,470	6,964
5% 6/15/23	10,410	11,311
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25	26
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	1,500	1,621
5% 10/1/22 (d)	945	1,033
5% 10/1/23 (d)	1,500	1,653
5% 10/1/37 (d)	5,545	6,007
5% 10/1/47 (d)	9,000	9,661
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	2,100	2,316
5% 7/1/32	4,000	4,399
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500	530
5% 7/1/21	335	363
5% 7/1/22	335	369
5% 7/1/23	1,170	1,303
5% 7/1/24	1,930	2,169
5% 7/1/25	2,005	2,270
5% 7/1/26	1,105	1,258
5% 7/1/26	335	381
5% 7/1/27	505	572
5% 7/1/27	750	867
5% 7/1/28	365	419
5% 7/1/29	700	786
5% 7/1/29	500	561
5% 7/1/30	835	933
5% 7/1/30	1,000	1,140
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,210	1,327
5% 12/1/23 (d)	2,025	2,240
5% 12/1/26 (d)	1,000	1,126
Series 2017 1B, 5% 12/1/21 (d)	1,280	1,387
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,277
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400	444
Series 2010 D, 5.25% 12/15/23	6,305	6,980
Series 2014 AA:
5% 6/15/23	25,895	28,188
5% 6/15/24	10,000	10,946
Series 2016 A:
5% 6/15/27	2,040	2,266
5% 6/15/28	6,000	6,659
5% 6/15/29	2,250	2,480
Series 2016 A-2, 5% 6/15/23	5,380	5,883
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	3,000	3,237
5% 1/1/48 (d)	2,000	2,148
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (d)	1,000	1,084

TOTAL NEW JERSEY		361,855

New Mexico - 0.0%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000	2,107
New York - 4.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,250	1,320
4% 7/1/34	1,250	1,315
(Memorial Sloan-Kettring Cancer Ctr.):
Series 2017 1, 5% 7/1/42	2,940	3,366
Series 2017:
4% 7/1/34	1,000	1,072
4% 7/1/36	1,000	1,066
Series 2017 4% 12/1/20 (c)	1,000	1,034
Series 2017:
4% 12/1/21 (c)	1,100	1,146
5% 12/1/22 (c)	1,700	1,852
5% 12/1/23 (c)	1,400	1,542
5% 12/1/24 (c)	1,300	1,446
5% 12/1/25 (c)	1,400	1,571
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	6,580	7,168
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	300	332
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,252
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	19,200	20,891
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2009, 5.625% 4/1/29	145	151
Series 2012 A1, 5% 8/1/24	7,400	8,109
Series 2012 E, 5% 8/1/24	5,000	5,515
Series 2015 C, 5% 8/1/27	700	806
Series 2016 C and D, 5% 8/1/28	2,625	3,060
Series 2016 E, 5% 8/1/28	4,400	5,172
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,746
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,757
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	2,100	2,114
Series 2011 EE, 5.375% 6/15/43	38,860	42,204
Series 2012 EE, 5.25% 6/15/30	7,200	8,107
Series 2013 BB, 5% 6/15/47	8,985	9,908
Series 2013 CC, 5% 6/15/47	4,000	4,407
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/38	1,600	1,618
5.625% 7/15/38	2,825	2,858
Series 2009 S3, 5.25% 1/15/34	17,800	18,295
Series 2015 S1, 5% 7/15/43	5,000	5,570
Series 2015 S2, 5% 7/15/35	1,770	2,004
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,261
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,267
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	8,906
5% 3/15/32	4,200	4,905
5% 3/15/34	6,800	7,891
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	30,500	34,016
Series 2012 F, 5% 11/15/24	12,400	13,847
Series 2014 B, 5% 11/15/44	10,000	10,917
Series 2015 A1, 5% 11/15/45	7,450	8,252
Series 2016, 6.5% 11/15/28	190	196
New York State Dorm. Auth. Series A:
5% 2/15/34	55	56
5% 2/15/39	225	231
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	4,300	4,671
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	6,300	7,293
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	5,400	6,297
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43 (f)	1,000	1,110
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	1,125	1,201
4% 3/1/24 (FSA Insured)	1,375	1,472
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	5,000	5,751

TOTAL NEW YORK		315,324

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,530	1,820
5% 7/1/33	1,255	1,476
5% 7/1/37	3,515	4,094
Series 2017 B:
5% 7/1/20 (d)	200	214
5% 7/1/21 (d)	210	229
5% 7/1/22 (d)	150	167
5% 7/1/23 (d)	165	186
5% 7/1/24 (d)	190	218
5% 7/1/25 (d)	100	116
5% 7/1/26 (d)	100	117
5% 7/1/27 (d)	195	230
5% 7/1/28 (d)	165	194
5% 7/1/29 (d)	235	275
5% 7/1/30 (d)	255	297
5% 7/1/31 (d)	480	558
5% 7/1/32 (d)	505	585
5% 7/1/33 (d)	530	612
5% 7/1/34 (d)	555	638
5% 7/1/35 (d)	380	436
5% 7/1/36 (d)	310	354
5% 7/1/37 (d)	365	416
5% 7/1/42 (d)	1,180	1,338
Series 2017 C:
4% 7/1/32	1,440	1,553
4% 7/1/33	1,745	1,870
4% 7/1/35	2,470	2,629
5% 7/1/31	3,920	4,646
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	5,425	5,725
5% 11/1/30 (FSA Insured)	1,275	1,292
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,409
Series 2017, 5% 10/1/31	1,700	1,757
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	9,430	9,933
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	955	977
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,671

TOTAL NORTH CAROLINA		48,032

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	5,350	5,614
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300	2,420

TOTAL NORTH DAKOTA		8,034

Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	8,800	9,622
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,990	3,462
5% 8/1/26	1,990	2,324
5% 8/1/27	2,490	2,935
5% 8/1/28	2,490	2,904
5% 8/1/29	4,990	5,788
5% 8/1/30	4,250	4,910
Bonds Series 2017 B, 5%, tender 5/5/22 (a)	3,660	4,056
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	14,100	15,783
Series 2012 B:
5% 2/15/42	1,950	2,105
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	555	614
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	650
5.25% 9/15/18 (FSA Insured)	1,360	1,382
Columbus City School District 5% 12/1/29	2,100	2,465
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,475
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	3,595	4,014
5% 12/1/26	670	745
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,400	1,564
5% 8/15/30	1,505	1,675
5.75% 8/15/38	165	167
6% 8/15/43	800	812
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	7,200	8,338
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	4,450	4,707
5% 2/15/44	1,300	1,360
5% 2/15/48	13,600	14,208
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	1,705	2,035
5% 1/1/30	5,265	6,281
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600	1,015
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	2,195	2,496
5% 2/15/34	445	495
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	10,708
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	750	785
5% 12/1/42	995	1,029

TOTAL OHIO		128,909

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	3,900	4,555
5% 9/1/27	695	807
5% 9/1/28	3,860	4,470
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,460
5% 10/1/29	1,400	1,606
5% 10/1/36	1,000	1,128
5% 10/1/39	2,000	2,247
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22 (f)	500	548
5% 8/15/23 (f)	260	288
5% 8/15/33 (f)	1,100	1,222
5% 8/15/38 (f)	3,200	3,500
5.25% 8/15/43 (f)	3,200	3,548
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295	1,460

TOTAL OKLAHOMA		26,839

Oregon - 0.2%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	800	804
(Williamette View, Inc.) Series 2017 A:
5% 11/15/47 (c)	605	653
5% 11/15/52 (c)	605	651
Clackamas County School District #7J 5.25% 6/1/24 (FSA Insured)	2,605	3,060
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,047
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	780	853
Washington County School District #15 5.5% 6/15/21 (FSA Insured)	1,060	1,178
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/32	3,000	3,548

TOTAL OREGON		11,794

Pennsylvania - 5.1%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	7,325	7,665
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	3,100	3,644
Series 2018 A, 5% 11/15/23	1,300	1,463
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350	381
5% 6/1/22	500	555
5% 6/1/23	500	563
5% 6/1/28	1,070	1,234
5% 6/1/29	1,170	1,345
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	4,000	4,281
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585	2,911
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	5,005	4,868
Series B, 1.8%, tender 8/15/22 (a)	6,660	6,406
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,144
5% 7/1/27	1,000	1,146
5% 7/1/28	1,000	1,142
5% 7/1/34	3,680	4,123
5% 7/1/36	2,000	2,230
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,013
Series 2012 A:
5% 6/1/24 (Pre-Refunded to 6/1/22 @ 100)	600	670
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	4,105	4,584
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,430
5% 10/1/22	1,380	1,516
5% 10/1/23	395	439
5% 10/1/24	1,165	1,304
5% 10/1/25	1,045	1,152
Series 2016 A:
5% 10/1/28	1,515	1,709
5% 10/1/29	2,600	2,921
5% 10/1/31	4,575	5,097
5% 10/1/36	8,200	8,958
5% 10/1/40	4,010	4,335
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745	819
Series 2016 A, 5% 8/15/46	30,000	32,513
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	4,210	4,250
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2017:
5% 5/1/35	1,240	1,408
5% 5/1/37	1,565	1,770
5% 5/1/41	7,080	7,962
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,041
Series 2016:
5% 5/1/28	500	571
5% 5/1/32	1,255	1,420
5% 5/1/33	1,700	1,918
5% 5/1/35	2,745	3,080
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	1,000	1,164
5% 7/1/26	1,000	1,170
5% 7/1/27	800	945
Series 2017 B:
5% 7/1/22 (d)	2,200	2,434
5% 7/1/22	290	323
5% 7/1/23 (d)	1,500	1,680
5% 7/1/23	500	566
5% 7/1/25 (d)	3,500	3,994
5% 7/1/26 (d)	3,000	3,442
5% 7/1/27 (d)	2,500	2,892
5% 7/1/28 (d)	3,000	3,458
5% 7/1/29 (d)	2,250	2,583
5% 7/1/32 (d)	3,000	3,408
5% 7/1/33 (d)	2,250	2,547
5% 7/1/34 (d)	4,000	4,514
5% 7/1/37 (d)	4,500	5,044
5% 7/1/42 (d)	13,500	15,064
5% 7/1/47 (d)	19,000	21,122
Philadelphia Gas Works Rev. Series 9:
5.25% 8/1/40	2,785	2,962
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,765	1,903
Philadelphia School District:
Series 2016 D:
5% 9/1/25	8,790	9,969
5% 9/1/26	9,180	10,448
5% 9/1/27	9,690	10,975
5% 9/1/28	8,100	9,155
Series 2016 F:
5% 9/1/28	14,010	15,834
5% 9/1/29	26,200	29,509
Series 2018 A:
5% 9/1/36 (f)	1,900	2,125
5% 9/1/37 (f)	1,100	1,227
5% 9/1/38 (f)	1,750	1,949
Series 2018 B, 5% 9/1/43 (f)	2,555	2,825
Series F:
5% 9/1/30	6,795	7,632
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	24
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016:
5% 6/1/36	4,000	4,099
5% 6/1/46	4,000	4,010
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000	1,096
5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	2,500	2,740
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,421

TOTAL PENNSYLVANIA		336,234

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	790	847
5% 9/1/36	7,020	7,399
Series 2016, 5% 5/15/39	5,800	6,261

TOTAL RHODE ISLAND		14,507

South Carolina - 3.1%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,138
5% 12/1/26	1,400	1,591
5% 12/1/28	5,665	6,421
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	9,100	10,053
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	5,215	5,740
Series 2015, 5.25% 7/1/55 (d)	6,375	7,044
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	40,480	44,538
Series 2014 A:
5% 12/1/49	3,640	3,876
5.5% 12/1/54	15,685	17,281
Series 2014 C, 5% 12/1/46	4,705	5,040
Series 2015 A, 5% 12/1/50	6,255	6,713
Series 2015 C, 5% 12/1/22	8,440	9,355
Series 2015 E, 5.25% 12/1/55	7,485	8,195
Series 2016 A, 5% 12/1/38	300	329
Series 2016 B:
5% 12/1/31	1,100	1,231
5% 12/1/41	15,115	16,524
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	3,070	3,487
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	18,735	18,734
4% 4/15/48	13,065	13,020
5% 4/15/48	15,300	16,860

TOTAL SOUTH CAROLINA		199,170

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
( Avera Health Proj.) Series 2017, 5% 7/1/31	655	755
Series 2017:
5% 7/1/26	300	351
5% 7/1/28	300	350
5% 7/1/29	570	663

TOTAL SOUTH DAKOTA		2,119

Tennessee - 0.4%
Jackson Hosp. Rev. 5.75% 4/1/41	2,055	2,061
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,283
5.75% 7/1/24 (d)	4,000	4,320
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	12,875	13,759

TOTAL TENNESSEE		26,423

Texas - 9.5%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,100	3,272
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	1,000	1,130
5% 11/15/27 (d)	1,250	1,405
5% 11/15/28 (d)	1,500	1,680
5% 11/15/39 (d)	11,400	12,501
5% 11/15/44 (d)	27,860	30,463
Series 2017 B:
5% 11/15/28 (d)	1,000	1,152
5% 11/15/30 (d)	1,540	1,762
5% 11/15/32 (d)	1,215	1,385
5% 11/15/35 (d)	1,250	1,413
5% 11/15/37 (d)	1,410	1,587
5% 11/15/41 (d)	5,705	6,391
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,656
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300	1,475
5% 1/1/30	1,650	1,856
5% 1/1/31	475	532
5% 1/1/32	1,000	1,117
5% 1/1/45	7,000	7,676
Series 2016:
5% 1/1/40	1,000	1,102
5% 1/1/46	685	750
Comal County Tex Series 2017, 4% 2/1/23	1,660	1,797
Coppell Independent School District 0% 8/15/20	2,000	1,913
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	4,931
5% 7/15/22	2,500	2,790
5% 7/15/23	1,600	1,778
5% 7/15/24	2,255	2,502
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	4,400	4,877
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,600	2,973
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2010 A, 5% 11/1/42	14,800	15,829
Series 2012 D, 5% 11/1/42 (d)	2,770	2,984
Series 2012 H, 5% 11/1/42 (d)	3,740	4,029
Series 2014 D, 5% 11/1/23 (d)	3,370	3,795
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	6,580	7,659
5% 2/15/30	9,485	10,992
DeSoto Independent School District 0% 8/15/20	3,335	3,191
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,510	1,654
5.25% 10/1/51	62,100	68,864
5.5% 4/1/53	6,440	7,264
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,392
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,549
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	849
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,468
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,717
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	3,000	3,260
5% 7/1/24 (d)	1,250	1,355
5% 7/1/25 (d)	1,500	1,622
Series 2012 A:
5% 7/1/21 (d)	3,785	4,121
5% 7/1/23 (d)	600	660
Houston Gen. Oblig. Series 2017 A:
4% 3/1/33	2,000	2,114
4% 3/1/34	1,500	1,580
5% 3/1/29	3,805	4,468
5% 3/1/30	5,000	5,858
5% 3/1/31	4,635	5,410
5% 3/1/32	1,975	2,297
Houston Independent School District Series 2017, 5% 2/15/35	3,400	3,946
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	3,005	3,418
Series 2016 B, 5% 11/15/33	2,800	3,245
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	470	525
5% 10/15/30	1,895	2,104
5% 10/15/32	1,000	1,104
5% 10/15/36	660	721
5% 10/15/37	1,125	1,226
5% 10/15/38	1,600	1,742
5% 10/15/44	1,580	1,718
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	1,000	1,141
5% 11/1/27 (d)	2,150	2,449
5% 11/1/28 (d)	3,325	3,768
5% 11/1/29 (d)	2,000	2,258
5% 11/1/32 (d)	3,690	4,134
Series 2017:
5% 11/1/22 (d)	750	835
5% 11/1/23 (d)	1,100	1,239
5% 11/1/24 (d)	1,000	1,137
5% 11/1/25 (d)	1,000	1,146
5% 11/1/26 (d)	1,000	1,156
5% 11/1/27 (d)	1,000	1,151
5% 11/1/28 (d)	1,750	2,007
5% 11/1/29 (d)	1,250	1,429
5% 11/1/30 (d)	1,000	1,140
5% 11/1/31 (d)	1,500	1,710
5% 11/1/32 (d)	1,580	1,797
5% 11/1/33 (d)	1,000	1,132
5% 11/1/34 (d)	1,000	1,129
5% 11/1/36 (d)	1,000	1,124
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,504
5% 5/15/30	5,000	5,647
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,517
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
4% 8/15/33	2,990	3,150
5% 8/15/27	755	890
5% 8/15/29	2,000	2,342
5% 8/15/47	2,285	2,568
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	720	818
5% 4/1/30	3,415	3,835
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	2,200	2,520
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	1,000	1,148
5% 1/1/33	1,180	1,361
5% 1/1/34	1,500	1,725
5% 1/1/34	3,000	3,618
5% 1/1/36	6,000	6,847
5% 1/1/37	8,000	9,097
5% 1/1/38	3,250	3,543
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	895	1,000
5% 1/1/30	425	488
5% 1/1/31	595	681
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	8,300	9,961
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	8,290	8,568
Series 2009, 6.25% 1/1/39	2,245	2,311
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,315	2,587
Series 2014 A:
5% 1/1/23	2,040	2,290
5% 1/1/25	6,000	6,825
Series 2015 A, 5% 1/1/32	3,350	3,739
Series 2015 B, 5% 1/1/40	10,000	10,883
Series 2016 A:
5% 1/1/31	7,720	8,860
5% 1/1/36	1,250	1,412
Series 2017 A:
5% 1/1/39	9,400	10,764
5% 1/1/43	11,950	13,631
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	2,035	2,029
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	3,215	3,224
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	2,775	2,782
5.25% 7/1/18 (FSA Insured) (d)	2,505	2,512
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	5,000	5,920
San Antonio Independent School District Series 2016, 5% 8/15/31	4,335	5,070
Southwest Higher Ed. Auth. Rev.:
( Southern Methodist Univ., TX Proj.) Series 2017, 5% 10/1/39	745	853
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	9,345	10,863
5% 10/1/27	5,000	5,847
5% 10/1/28	5,000	5,843
5% 10/1/29	5,000	5,814
(Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/29	450	530
(Southern Methodist Univ., TX. Proj.):
Series 2017:
5% 10/1/30	700	821
5% 10/1/40	1,000	1,144
5% 10/1/31	630	737
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,860
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,474
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235	1,286
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,406
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480	492
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,198
5% 2/15/25	855	990
5% 2/15/34	1,900	2,179
Texas Gen. Oblig. 5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	460	460
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	6,400	7,059
Series 2013, 6.75% 6/30/43 (d)	15,000	17,400
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	4,265	5,040
5% 3/15/31	3,250	3,804
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	6,180	7,087
5% 2/15/33	4,000	4,572
5% 2/15/34	5,000	5,700
5% 2/15/35	5,000	5,685
5% 2/15/36	3,000	3,404
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	2,100	2,463
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	2,035	2,390
Weatherford Independent School District 0% 2/15/33	6,985	4,238

TOTAL TEXAS		620,909

Utah - 1.4%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (d)	2,000	2,202
5% 7/1/24 (d)	1,750	1,984
5% 7/1/25 (d)	2,000	2,287
5% 7/1/27 (d)	4,230	4,916
5% 7/1/29 (d)	3,730	4,286
5% 7/1/30 (d)	2,750	3,148
5% 7/1/31 (d)	5,250	5,992
5% 7/1/32 (d)	5,750	6,543
5% 7/1/33 (d)	4,000	4,538
5% 7/1/34 (d)	9,455	10,694
5% 7/1/35 (d)	4,000	4,514
5% 7/1/36 (d)	5,400	6,080
5% 7/1/37 (d)	4,250	4,775
5% 7/1/42 (d)	24,510	27,371
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,549

TOTAL UTAH		92,879

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,600	4,916
5% 10/15/46	4,700	5,005

TOTAL VERMONT		9,921

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	4,665	5,237
5% 6/15/30	1,250	1,387
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	618
Series 2016:
4% 6/15/37	720	722
5% 6/15/27	1,500	1,707
5% 6/15/30	650	728
5% 6/15/33	425	472
5% 6/15/34	805	891
5% 6/15/35	2,200	2,428
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,133
5% 1/1/40	2,250	2,530
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/31	3,750	4,466
5% 5/15/32	875	1,039
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,435
5% 1/1/40 (d)	1,200	1,280
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,843
5% 1/1/34	1,500	1,685
5% 1/1/35	1,500	1,682
5% 1/1/44	1,000	1,097

TOTAL VIRGINIA		38,380

Washington - 1.6%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,967
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	3,500	4,005
5% 10/1/30 (d)	2,000	2,273
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,452
5% 6/1/22 (d)	1,000	1,099
5% 6/1/24 (d)	1,560	1,714
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,271
5% 12/1/27	4,125	4,587
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	3,370	3,821
5% 2/1/34	4,165	4,714
Series 2017 D, 5% 2/1/33	3,555	4,145
Series R-2017 A, 5% 8/1/30	2,035	2,382
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	8,000	8,165
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	13,570	14,729
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	815	930
5% 7/1/27	1,550	1,796
5% 7/1/28	1,875	2,173
5% 7/1/29	740	855
5% 7/1/30	885	1,018
5% 7/1/31	1,050	1,201
5% 7/1/32	2,000	2,281
5% 7/1/33	2,835	3,221
5% 7/1/34	655	741
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33 (a)	1,500	1,530
Series 2012 A, 5% 10/1/25	5,130	5,751
Series 2015:
5% 1/1/25	2,000	2,279
5% 1/1/27	2,310	2,644
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,448
5% 10/1/28	2,205	2,509
5% 10/1/35	2,270	2,508
5% 10/1/36	3,435	3,790
5% 10/1/40	3,375	3,700

TOTAL WASHINGTON		102,699

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	3,110	3,052
1.9%, tender 4/1/19 (a)	9,125	9,089
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	7,600	8,434

TOTAL WEST VIRGINIA		20,575

Wisconsin - 1.2%
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.):
Series 2017 5% 9/30/37 (d)	2,500	2,767
Series 2017, 5% 9/30/49 (d)	7,500	8,218
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (c)	300	322
5% 5/15/25 (c)	1,110	1,230
5% 5/15/28 (c)	1,325	1,458
5.25% 5/15/37 (c)	405	441
5.25% 5/15/42 (c)	500	542
5.25% 5/15/47 (c)	495	535
5.25% 5/15/52 (c)	935	1,007
Series 2017 B-1 3.95% 11/15/24 (c)	420	426
Series 2017 B-2, 3.5% 11/15/23 (c)	540	544
Series 2017 B-3, 3% 11/15/22 (c)	750	751
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	6,435	6,703
5% 1/1/42	5,165	5,348
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	5,000	5,685
Series 2010:
5.75% 7/1/30	1,985	2,128
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,170	1,271
Series 2014:
4% 5/1/33	3,525	3,451
5% 5/1/22	795	864
Series 2016 A:
5% 2/15/28	2,375	2,675
5% 2/15/29	3,080	3,458
5% 2/15/30	3,390	3,794
Series 2016:
4% 2/15/38	1,205	1,230
5% 2/15/29	435	491
Series 2017 A:
5% 9/1/31	1,000	1,109
5% 9/1/33	1,720	1,892
5% 9/1/35	1,900	2,079
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,875	3,108
Series 2013 B:
5% 7/1/27	1,205	1,335
5% 7/1/36	5,925	6,430
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	700	725
Series 2012:
4% 10/1/23	2,500	2,663
5% 6/1/27	2,225	2,403

TOTAL WISCONSIN		77,083

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	10,300	10,775
TOTAL MUNICIPAL BONDS
(Cost $6,274,396)		6,375,723
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $30,100)	30,096,990	30,100
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $6,304,496)		6,405,823
NET OTHER ASSETS (LIABILITIES) - 1.9%		121,120
NET ASSETS - 100%		$6,526,943

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,340,000 or 0.8% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,360,000 or 0.0% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$60
Total	$60

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$6,375,723	$--	$6,375,723	$--
Money Market Funds	30,100	30,100	--	--
Total Investments in Securities:	$6,405,823	$30,100	$6,375,723	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

March 31, 2018

MIR-QTLY-0518
1.814644.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Guam - 0.8%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,128,540
Series C, 5% 10/1/21 (a)	2,920,000	3,059,488
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,284,158

TOTAL GUAM		5,472,186

Michigan - 95.8%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	386,000	405,856
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,533,462
5% 5/1/36	1,500,000	1,691,955
5% 5/1/37	1,175,000	1,322,698
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,139,530
5% 11/1/26	1,000,000	1,135,300
5% 11/1/27	700,000	794,710
5% 11/1/28	250,000	283,225
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,881,863
5% 5/1/29	1,250,000	1,426,288
5% 5/1/30	1,250,000	1,421,125
5% 5/1/34	2,475,000	2,783,459
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	992,504
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,679,539
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,140,460
5% 5/1/33	1,000,000	1,136,820
5% 5/1/34	1,075,000	1,217,405
5% 5/1/35	775,000	874,867
Series 2016, 5% 5/1/25	1,420,000	1,649,955
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,703,295
5% 5/1/28	1,745,000	1,989,893
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,959,100
Detroit School District School Bldg. and Site Impt. Series 2012 A:
5% 5/1/18	1,000,000	1,002,630
5% 5/1/24	5,000,000	5,520,450
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,413,958
Series 2006, 5% 7/1/36	10,000	10,021
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,872,935
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,146,880
5% 10/1/22 (FSA Insured)	2,645,000	2,878,633
5% 10/1/26 (FSA Insured)	4,850,000	5,212,732
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,459,588
5% 5/1/26 (FSA Insured)	1,385,000	1,590,880
5% 5/1/27 (FSA Insured)	1,425,000	1,630,898
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,251,660
Forest Hills Pub. Schools:
5% 5/1/19	1,375,000	1,423,991
5% 5/1/20	1,575,000	1,676,320
5% 5/1/21	1,575,000	1,718,782
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,652,196
Genesee County Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,508,823
Grand Rapids Pub. Schools 5% 5/1/29 (FSA Insured)	480,000	560,352
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,393,688
Series 2014:
5% 1/1/27	1,300,000	1,493,856
5% 1/1/29	800,000	916,048
5% 1/1/30	2,000,000	2,284,340
Series 2016, 5% 1/1/37	1,250,000	1,418,788
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	288,420
5% 1/1/32	320,000	366,538
5% 1/1/33	550,000	629,987
5% 1/1/34	500,000	571,225
5% 1/1/35	920,000	1,048,322
5% 1/1/36	385,000	437,841
5% 1/1/41	2,190,000	2,464,801
5% 1/1/46	800,000	893,392
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,199,700
Series 2014 A, 5% 7/1/47	1,400,000	1,509,480
Grand Valley Michigan State Univ. Rev. Series 2014 B:
5% 12/1/25	500,000	569,665
5% 12/1/26	1,900,000	2,177,191
5% 12/1/28	1,800,000	2,048,436
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/31	7,000,000	7,890,190
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/29	625,000	731,256
5% 5/1/30	1,000,000	1,164,790
5% 5/1/31	430,000	499,002
5% 5/1/32	1,200,000	1,385,328
5% 5/1/34	1,000,000	1,146,750
5% 5/1/35	1,000,000	1,143,350
4% 5/1/24	1,220,000	1,315,197
4% 5/1/25	500,000	534,565
5% 5/1/20	1,000,000	1,065,380
5% 5/1/22	600,000	666,906
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,929,393
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,922,912
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,404,868
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	883,810
5% 5/15/29	2,500,000	2,823,150
5% 5/15/30	7,220,000	8,120,334
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,379,225
5% 1/1/29	4,390,000	5,058,290
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,528,250
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,056,940
4% 5/1/22	1,000,000	1,068,610
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,630,365
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,157,516
5% 5/1/25	3,275,000	3,789,241
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,517,050
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	388,885
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,328,623
5% 5/1/23	1,135,000	1,265,321
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,353,578
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,428,776
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,398,697
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,450,746
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,356,169
5% 5/1/29	1,430,000	1,658,242
5% 5/1/31	500,000	575,120
5% 5/1/32	1,000,000	1,145,590
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,427,244
5% 5/1/29	1,000,000	1,182,290
5% 5/1/30	2,000,000	2,357,520
5% 5/1/31	1,000,000	1,174,380
5% 5/1/32	1,500,000	1,753,710
5% 5/1/33	2,100,000	2,444,253
5% 5/1/34	1,750,000	2,029,300
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	890,713
5% 7/1/30	900,000	1,024,227
5% 7/1/31	780,000	884,629
5% 7/1/32	1,000,000	1,131,030
5% 7/1/33	705,000	794,655
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,071,208
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,103,560
Series 2016:
6% 10/15/38	165,000	168,750
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,846,407
Series IA, 5.375% 10/15/41	3,000,000	3,314,550
5% 4/15/33	5,000,000	5,669,750
5% 4/15/38	3,000,000	3,371,730
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,099,508
Michigan Fin. Auth. Rev.:
( Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	596,803
(Henry Ford Health Sys. Proj.) Series 2016:
5% 11/15/24	500,000	571,845
5% 11/15/27	2,500,000	2,891,475
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,353,975
5% 1/1/40	3,000,000	3,203,100
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,108,270
(Trinity Health Proj.) Series 2017:
5% 12/1/29	500,000	588,820
5% 12/1/30	710,000	829,600
5% 12/1/37	5,000,000	5,702,500
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,345,880
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	139,051
Series 2012:
5% 11/15/24	660,000	735,161
5% 11/15/25	1,000,000	1,109,260
5% 11/1/26	6,425,000	7,112,668
5% 11/15/26	800,000	884,832
5% 11/15/36	6,220,000	6,805,737
5% 11/1/42	2,000,000	2,161,860
5% 11/15/42	3,120,000	3,375,871
Series 2013:
5% 10/1/25	1,255,000	1,413,758
5% 8/15/30	4,105,000	4,523,997
Series 2014 H1:
5% 10/1/22	1,000,000	1,089,110
5% 10/1/25	2,250,000	2,532,128
5% 10/1/39	8,600,000	9,255,578
Series 2014:
5% 6/1/25	1,000,000	1,143,740
5% 6/1/26	700,000	798,903
5% 6/1/27	700,000	795,046
Series 2015 C:
5% 7/1/26	570,000	640,942
5% 7/1/27	1,215,000	1,358,686
5% 7/1/28	1,500,000	1,673,280
5% 7/1/35	1,000,000	1,099,230
Series 2015 D1:
5% 7/1/34	1,250,000	1,387,575
5% 7/1/35	500,000	553,670
Series 2015:
5% 11/15/26	2,250,000	2,589,255
5% 11/15/27	3,500,000	4,005,750
5% 11/15/28	1,855,000	2,115,331
Series 2016 A, 5% 11/1/44	6,190,000	6,816,180
Series 2016:
5% 11/15/23	2,400,000	2,719,248
5% 1/1/29	1,000,000	1,132,080
5% 1/1/30	1,000,000	1,124,750
5% 1/1/31	1,170,000	1,309,991
5% 1/1/32	1,895,000	2,109,381
5% 1/1/33	1,915,000	2,120,614
5% 1/1/34	1,385,000	1,530,730
5% 11/15/41	9,975,000	11,024,669
5.25% 12/1/41	4,000,000	4,572,360
5% 12/1/27	1,090,000	1,170,191
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,844
Michigan Hosp. Fin. Auth. Rev.:
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	3,931,151
(Trinity Health Proj.) Series 2008 C:
5% 12/1/29	1,150,000	1,354,286
5% 12/1/30	1,700,000	1,987,929
5% 12/1/31	3,000,000	3,497,130
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,197,706
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,527,843
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,092,673
Series 2016:
5% 11/15/46	3,500,000	3,971,065
5% 11/15/47	18,000,000	20,408,026
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	170,259
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	403,961
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,250,460
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,977,952
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,177,600
Northview Pub. Schools District Series 2008, 5% 5/1/21 (Pre-Refunded to 5/1/18 @ 100)	1,070,000	1,072,878
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,291,177
5% 3/1/25	1,225,000	1,347,525
5% 3/1/26	1,290,000	1,414,472
5% 3/1/37	4,000,000	4,339,200
Series 2013 A:
5% 3/1/25	995,000	1,110,728
5% 3/1/26	1,620,000	1,796,564
5% 3/1/27	815,000	902,238
5% 3/1/38	2,900,000	3,175,442
Series 2014:
5% 3/1/28	335,000	375,274
5% 3/1/29	525,000	586,294
5% 3/1/39	3,000,000	3,310,740
Series 2016:
5% 3/1/28	1,150,000	1,320,476
5% 3/1/41	3,475,000	3,885,849
5% 3/1/47	5,000,000	5,569,050
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,885,000	1,890,146
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,002,730
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,867,850
5% 11/1/34	1,250,000	1,422,363
5% 11/1/35	1,300,000	1,472,302
5% 11/1/39	755,000	847,050
Ravenna Pub. Schools Gen. Oblig.:
(2008 School Bldg. and Site Proj.) Series 2008, 5% 5/1/38 (FSA Insured)	1,000,000	1,002,690
Series 2008:
5% 5/1/31	150,000	150,404
5% 5/1/31 (Pre-Refunded to 5/1/18 @ 100)	1,930,000	1,935,192
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,409,664
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,500,783
5% 5/1/29	1,625,000	1,870,408
5% 5/1/30	1,700,000	1,948,812
5% 5/1/31	1,500,000	1,718,385
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	892,141
5% 5/1/25	1,000,000	1,157,020
5% 5/1/26	1,385,000	1,600,534
5% 5/1/24	570,000	652,992
5% 5/1/25	1,640,000	1,897,513
5% 5/1/26	1,715,000	1,981,888
5% 5/1/27	1,795,000	2,059,332
5% 5/1/28	1,885,000	2,149,541
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,518,160
Series 2014 D:
5% 9/1/26	1,000,000	1,127,770
5% 9/1/27	1,175,000	1,318,985
5% 9/1/28	1,870,000	2,091,558
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,273,250
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,654,830
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,056,350
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,776,868
5% 5/1/24	3,200,000	3,665,920
5% 5/1/25	2,355,000	2,729,728
Univ. of Michigan Rev. Series 2017 A:
5% 4/1/42	5,000,000	5,821,750
5% 4/1/47	10,000,000	11,600,600
Warren Consolidated School District:
Series 2016 B, 5% 5/1/26	5,365,000	6,225,492
Series 2016:
5% 5/1/23	810,000	912,578
5% 5/1/33	5,410,000	6,037,019
5% 5/1/34	5,630,000	6,269,906
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	808,148
4% 5/1/24 (FSA Insured)	750,000	815,708
4% 5/1/25 (FSA Insured)	500,000	546,330
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,213,445
5% 12/1/25	5,120,000	5,698,765
Series 2010 A, 5% 12/1/18 (a)	1,500,000	1,530,870
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,480,500
5% 12/1/22 (a)	5,260,000	5,738,344
Series 2012 A:
5% 12/1/22	2,220,000	2,464,755
5% 12/1/23	2,300,000	2,583,751
Series 2014 C:
5% 12/1/29 (a)	720,000	801,274
5% 12/1/31 (a)	860,000	951,083
5% 12/1/34 (a)	1,655,000	1,817,786
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,115,079
Series 2015 F:
5% 12/1/25 (a)	2,540,000	2,903,982
5% 12/1/27 (a)	4,810,000	5,449,826
Series 2015 G:
5% 12/1/35	5,435,000	6,075,243
5% 12/1/36	5,760,000	6,426,086
Series 2017 A:
5% 12/1/37	545,000	613,877
5% 12/1/42	1,455,000	1,635,071
Series 2017 B, 5% 12/1/47 (a)	450,000	497,520
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,866,987
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,823,506
5% 5/1/26	1,225,000	1,327,655
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	846,238
Series 2014 1:
5% 5/1/30	725,000	818,308
5% 5/1/32	500,000	560,185
5% 5/1/34	900,000	1,003,014
5% 5/1/35	250,000	278,320
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	365,357
5% 11/15/26	400,000	460,360
5% 11/15/28	650,000	742,131
5% 11/15/29	750,000	852,885
5% 11/15/30	855,000	971,186
5% 11/15/31	700,000	793,310
Series 2015 A:
5% 11/15/26	1,000,000	1,145,890
5% 11/15/28	2,505,000	2,851,366
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,197,795
5% 5/1/38	5,670,000	6,382,719
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,476,960
5% 5/1/30	1,550,000	1,747,176
5% 5/1/32	1,750,000	1,960,718
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,144,490
5% 5/1/28 (FSA Insured)	500,000	570,170
5% 5/1/29 (FSA Insured)	1,000,000	1,136,900
5% 5/1/30 (FSA Insured)	1,000,000	1,134,160

TOTAL MICHIGAN		624,023,991

TOTAL MUNICIPAL BONDS
(Cost $623,202,712)		629,496,177

Municipal Notes - 0.7%
Michigan - 0.7%
Univ. of Michigan Rev. Series 2012 D1, 1.66% 3/30/18, VRDN (b)
(Cost $4,500,000)	4,500,000	4,500,000
TOTAL INVESTMENT IN SECURITIES - 97.3%
(Cost $627,702,712)		633,996,177
NET OTHER ASSETS (LIABILITIES) - 2.7%		17,747,291
NET ASSETS - 100%		$651,743,468

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

March 31, 2018

MNF-QTLY-0518
1.814649.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	850,000	959,259
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,194,930

TOTAL GUAM		2,154,189

Minnesota - 97.9%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	$805,000	$899,459
5% 2/1/24	1,110,000	1,259,584
5% 2/1/25	1,015,000	1,146,493
5% 2/1/26	1,220,000	1,386,542
5% 2/1/27	1,285,000	1,454,440
5% 2/1/28	1,345,000	1,519,245
5% 2/1/29	1,415,000	1,593,417
5% 2/1/34	1,800,000	2,018,700
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,140,000	4,172,292
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	1,905,026
5% 10/1/29	785,000	891,933
5% 10/1/26	1,000,000	1,149,260
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A, 5% 2/1/22	4,975,000	5,518,320
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,632,232
5% 2/1/31	3,600,000	4,183,344
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,488,288
5% 2/1/31	1,245,000	1,417,420
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	898,458
5% 11/1/25	250,000	288,015
5% 11/1/26	500,000	572,115
5% 11/1/27	420,000	477,582
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	1,949,454
5% 2/1/30	1,235,000	1,440,813
5% 2/1/31	1,495,000	1,738,386
5% 2/1/32	2,130,000	2,466,987
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,115,095
5% 12/1/40	7,200,000	8,374,392
Series 2016 B, 5% 12/1/31	1,135,000	1,345,962
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,079,174
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,124,140
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,399,554
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,966
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,661,939
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,273,263
5% 9/1/28	695,000	779,373
5% 9/1/30	1,500,000	1,670,565
5% 9/1/31	1,300,000	1,443,312
5% 9/1/32	1,000,000	1,107,460
Series 2017:
5% 5/1/26	1,355,000	1,568,087
5% 5/1/27	1,400,000	1,631,924
5% 5/1/28	2,000,000	2,319,200
5% 5/1/29	1,000,000	1,153,590
5% 5/1/30	850,000	975,460
5% 5/1/31	500,000	570,405
5% 5/1/32	500,000	567,875
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,483,150
5% 11/15/28	2,730,000	3,222,246
5% 11/15/29	1,040,000	1,215,646
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,186,870
Series 2010 A, 5.25% 8/15/25	1,000,000	1,069,930
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	529,010
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,371,800
5% 1/1/27	1,500,000	1,645,020
Series 2014 A:
5% 1/1/26	3,015,000	3,424,527
5% 1/1/28	4,000,000	4,513,600
5% 1/1/29	2,150,000	2,418,729
5% 1/1/30	2,000,000	2,243,180
5% 1/1/31	6,020,000	6,728,193
Series 2016 A:
5% 1/1/30	4,000,000	4,705,320
5% 1/1/31	2,350,000	2,752,414
5% 1/1/32	2,900,000	3,384,329
Series 2016 D:
5% 1/1/23 (a)	670,000	746,695
5% 1/1/27 (a)	350,000	410,529
5% 1/1/28 (a)	430,000	502,541
5% 1/1/29 (a)	225,000	262,199
5% 1/1/30 (a)	475,000	551,537
5% 1/1/31 (a)	200,000	231,222
5% 1/1/32 (a)	200,000	230,224
5% 1/1/33 (a)	220,000	252,336
5% 1/1/34 (a)	225,000	257,328
5% 1/1/35 (a)	225,000	256,590
5% 1/1/36 (a)	220,000	250,347
5% 1/1/37 (a)	250,000	283,873
5% 1/1/41 (a)	725,000	819,098
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	985,660
5% 11/15/28	1,380,000	1,594,079
5% 11/15/29	1,000,000	1,144,770
5% 11/15/30	1,000,000	1,147,720
5% 11/15/31	3,665,000	4,195,582
5% 11/15/32	2,200,000	2,513,632
6.5% 11/15/38	2,960,000	3,046,906
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	556,259
Minneapolis Spl. School Dis:
Series 2017 A, 4% 2/1/33	1,415,000	1,528,356
Series 2017 B:
4% 2/1/33	2,595,000	2,802,885
4% 2/1/34	2,595,000	2,789,184
Series B, 5% 2/1/28	1,100,000	1,313,708
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,237,524
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,220,000	2,304,871
5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,000,000	2,075,280
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,947,250
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,765,891
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,661,850
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,754,733
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21 (Pre-Refunded to 8/1/21 @ 100)	1,000,000	1,075,690
5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	5,000,000	5,377,300
5% 8/1/23 (Pre-Refunded to 8/1/23 @ 100)	10,000,000	10,737,900
Series 2011 B:
5% 10/1/24	2,500,000	2,756,375
5% 10/1/30	3,000,000	3,292,710
Series 2013 A, 5% 8/1/25	3,780,000	4,335,887
Series 2013 D, 5% 10/1/23	1,100,000	1,262,877
Series 2015 A, 5% 8/1/33	1,900,000	2,198,281
Series 2017 A, 5% 10/1/31	5,000,000	5,975,950
Series 2017A, 5% 10/1/33	3,335,000	3,961,346
5% 8/1/24	4,780,000	5,352,548
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	246,448
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,039,790
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22 (Pre-Refunded to 10/1/19 @ 100)	2,250,000	2,357,393
5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,047,730
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	473,120
5% 3/1/30	500,000	587,070
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	591,150
5% 10/1/28	735,000	865,639
5% 10/1/29	750,000	879,900
5% 10/1/30	650,000	759,642
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,650,000	1,730,009
Series 2015 8J, 5% 3/1/24	1,000,000	1,150,200
Series 2017 A, 4% 10/1/35	800,000	840,664
Series 2017:
5% 3/1/28	2,000,000	2,393,620
5% 3/1/31	1,000,000	1,181,060
5% 10/1/31	590,000	680,016
5% 3/1/34	500,000	583,205
5% 10/1/34	440,000	502,471
5% 10/1/35	555,000	631,851
Series 8 L:
5% 4/1/28	920,000	1,060,521
5% 4/1/29	1,005,000	1,154,624
5% 4/1/35	500,000	564,925
Series Eight J, 5% 3/1/26	1,015,000	1,173,025
Series G8, 5% 12/1/31	1,000,000	1,150,710
Series Seven-Q:
5% 10/1/18	400,000	406,172
5% 10/1/19	780,000	813,579
5% 10/1/20	1,140,000	1,216,494
5% 3/1/27	500,000	575,450
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,143,560
5% 8/1/30	1,000,000	1,141,040
5% 8/1/31	1,000,000	1,139,160
5% 8/1/32	1,000,000	1,137,910
5% 8/1/33	1,000,000	1,136,040
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A:
5% 10/1/25	200,000	230,838
5% 10/1/26	830,000	954,749
Series 2014:
5% 10/1/26	630,000	724,689
5% 10/1/27	750,000	860,303
5% 10/1/30	1,000,000	1,145,780
Series 2016:
4% 10/1/41	1,000,000	1,043,190
5% 10/1/32	1,500,000	1,724,700
5% 10/1/33	400,000	458,304
5% 10/1/35	400,000	455,736
5% 10/1/36	1,000,000	1,136,940
5% 10/1/47	2,000,000	2,250,080
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	5,899,950
5% 3/1/30	5,150,000	6,060,778
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/19	1,550,000	1,604,948
4% 10/1/20	1,580,000	1,632,693
Series 2011 A, 5% 10/1/30	1,495,000	1,641,405
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,200,391
5% 3/1/28	4,275,000	4,721,139
5% 3/1/29	2,250,000	2,481,255
5% 6/1/27	5,000,000	5,666,300
5% 6/1/38	5,000,000	5,588,700
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,832,075
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,109,436
North Branch Independent School District #138 Series 2017 A, 4% 2/1/30	2,050,000	2,226,116
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,083,083
5% 1/1/20	2,100,000	2,214,093
Series 2013 A:
5% 1/1/23	850,000	950,946
5% 1/1/24	650,000	719,797
5% 1/1/25	975,000	1,079,696
5% 1/1/31	1,740,000	1,895,974
Series 2016:
5% 1/1/28	500,000	574,585
5% 1/1/29	620,000	711,097
5% 1/1/30	520,000	594,459
5% 1/1/31	350,000	398,559
Series 2017:
5% 1/1/29	460,000	531,429
5% 1/1/31	400,000	459,456
5% 1/1/33	475,000	540,911
5% 1/1/35	520,000	590,028
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/20	1,635,000	1,732,871
5% 2/1/21	1,350,000	1,469,718
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	649,287
5% 12/1/27	275,000	312,785
5% 12/1/28	275,000	311,539
5% 12/1/43	1,000,000	1,111,080
Series 2017 A:
5% 12/1/42	1,100,000	1,260,347
5% 12/1/47	1,000,000	1,141,680
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,252,560
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/18	685,000	690,021
5% 7/1/21	790,000	861,211
5% 7/1/22	350,000	389,344
5% 7/1/24	300,000	338,370
5% 7/1/27	245,000	273,516
5% 7/1/28	225,000	250,722
5% 7/1/33	1,225,000	1,343,641
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,511,878
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,044,700
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,202,718
Series 2016 B, 5% 11/15/35	4,000,000	4,988,320
Roseville Independent School District #623 (Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	5,872,000
Saint Cloud Health Care Rev.:
(Centracare Health Sys. Proj.) Series 2014 B, 5% 5/1/24	1,510,000	1,730,762
Series 2014 B, 5% 5/1/22	1,950,000	2,167,445
Series 2016 A:
5% 5/1/29	1,000,000	1,158,040
5% 5/1/30	1,000,000	1,150,240
5% 5/1/31	1,000,000	1,145,590
5% 5/1/46	5,000,000	5,568,300
5.125% 5/1/30	310,000	328,702
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	2,967,650
5% 11/15/29 (Pre-Refunded to 11/15/25 @ 100)	1,750,000	2,064,965
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,870,268
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,409,012
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,150,100
5% 11/1/28	1,000,000	1,142,930
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,112,164
Series 2016 B, 5% 2/1/26	1,500,000	1,745,235
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,119,084
5% 9/1/24	1,000,000	1,130,150
5% 9/1/25	1,345,000	1,514,995
5% 9/1/26	1,575,000	1,763,291
5% 9/1/28	1,000,000	1,112,750
5% 9/1/34	1,040,000	1,138,238
Shakopee Independent School District #720 Series 2012, 5% 2/1/21	1,000,000	1,086,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,125,420
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,822,514
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,530,481
Series 2009 A, 5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	514,360
Series 2015 A:
5% 1/1/28	1,000,000	1,157,450
5% 1/1/34	1,695,000	1,923,876
5% 1/1/36	1,000,000	1,129,140
5% 1/1/41	1,000,000	1,123,290
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	6,000,000	6,760,620
Series 2009 A1:
5.25% 11/15/29	1,475,000	1,562,748
5.25% 11/15/29 (Pre-Refunded to 11/15/19 @ 100)	1,525,000	1,609,439
Series 2009 A2:
5.5% 11/15/24	990,000	1,047,598
5.5% 11/15/24 (Pre-Refunded to 11/15/19 @ 100)	1,010,000	1,069,923
Series 2015 A:
5% 7/1/29	5,000,000	5,670,950
5% 7/1/30	5,000,000	5,650,050
Series 2017 A:
5% 11/15/30	650,000	757,289
5% 11/15/31	845,000	979,887
5% 11/15/33	800,000	920,512
5% 11/15/34	650,000	745,589
Univ. of Minnesota Gen. Oblig.:
Series 2009 A, 5% 4/1/23 (Pre-Refunded to 4/1/19 @ 100)	200,000	206,622
Series 2011 D:
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	1,180,000	1,307,865
5% 12/1/26 (Pre-Refunded to 12/1/21 @ 100)	1,020,000	1,130,527
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	2,085,000	2,310,931
Series 2016:
5% 4/1/37	2,125,000	2,447,936
5% 4/1/41	6,000,000	6,879,480
Series 2017 A, 5% 9/1/33	5,025,000	5,947,640
Series 2017A, 5% 9/1/37	3,830,000	4,484,739
Series 2017B, 5% 12/1/32	2,000,000	2,386,940
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,898,083
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,300,582
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	440,986
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,763,298
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,596,150
5% 1/1/27	2,150,000	2,398,153
5% 1/1/30	1,000,000	1,108,320
Series 2014 A:
5% 1/1/31	1,750,000	1,977,693
5% 1/1/35	1,595,000	1,793,450
5% 1/1/40	1,500,000	1,677,300
5% 1/1/46	11,270,000	12,602,114
Series 2015 A, 5% 1/1/31	1,820,000	2,091,489

TOTAL MINNESOTA		538,099,557

TOTAL MUNICIPAL BONDS
(Cost $533,682,136)		540,253,746
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $533,682,136)		540,253,746
NET OTHER ASSETS (LIABILITIES) - 1.7%		9,111,588
NET ASSETS - 100%		$549,365,334

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

March 31, 2018

OFR-QTLY-0518
1.814656.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$961,752
6.25% 10/1/34 (a)	900,000	1,015,686
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,092,900

TOTAL GUAM		3,070,338

Ohio - 98.0%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,107,110
5% 11/15/23	3,245,000	3,576,444
Series 2016:
5% 11/15/22	1,020,000	1,122,551
5.25% 11/15/34	1,500,000	1,672,485
5.25% 11/15/41	10,295,000	11,335,104
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27 (Pre-Refunded to 9/1/20 @ 100)	5,000,000	5,402,700
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,122,450
5% 8/1/42	4,175,000	4,644,061
Bonds Series 2017 B, 5%, tender 5/5/22 (b)	3,000,000	3,324,210
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	6,875,000	7,691,338
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,347,480
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,471,923
5% 2/15/42	3,000,000	3,284,970
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,740,720
5% 12/1/29	1,500,000	1,733,715
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,123,570
5% 6/1/44	6,080,000	6,822,490
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,612,122
Series 2016 X:
5% 5/15/31	3,225,000	3,900,541
5% 5/15/32	3,950,000	4,802,647
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,565,520
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,046,959
Cincinnati Wtr. Sys. Rev. Series 2015 A, 5% 12/1/40	3,260,000	3,736,808
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,643,257
Series 2015:
5% 12/1/26	1,500,000	1,733,895
5% 12/1/27	2,000,000	2,304,400
5% 12/1/29	1,250,000	1,425,438
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,176,383
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,185,550
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,410,419
Series 2015 A:
5% 12/1/24	3,725,000	4,211,709
5% 12/1/27	1,750,000	1,967,770
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,350,079
5% 11/15/35	1,245,000	1,408,854
5% 11/15/36	450,000	508,248
5% 11/15/45	2,000,000	2,237,260
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,431,314
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,112,326
5% 6/1/25	2,500,000	2,747,650
5% 6/1/26	3,075,000	3,372,783
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,942,095
Series 2015 Y:
4% 1/1/28	650,000	696,092
4% 1/1/29	1,040,000	1,110,314
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,579,870
Columbus City School District:
5% 12/1/30	8,255,000	9,663,386
5% 12/1/31	5,000,000	5,829,150
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,421,000
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	574,727
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,647,025
5% 12/1/25	765,000	827,898
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,936,690
5% 2/15/27	1,700,000	1,888,768
5% 2/15/28	2,385,000	2,645,991
5% 2/15/30	3,000,000	3,306,690
5% 2/15/31	1,500,000	1,647,390
5% 2/15/32	1,450,000	1,585,590
Dayton Gen. Oblig.:
4% 12/1/22	750,000	789,668
4% 12/1/25	1,540,000	1,613,273
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,319,450
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,503,057
4% 12/1/24	1,490,000	1,599,947
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,589,900
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,439,788
5% 12/1/26	3,045,000	3,495,234
5% 12/1/32	5,920,000	6,733,230
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,031,280
Series 2016 C:
4% 11/1/40	3,000,000	3,071,130
5% 11/1/33	2,610,000	3,024,311
5% 11/1/34	2,155,000	2,485,986
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	3,750,000	4,207,575
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,014,137
5% 12/1/27	1,165,000	1,361,570
5% 12/1/30	1,130,000	1,309,591
5% 12/1/31	600,000	694,908
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	729,056
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,524,060
5% 12/1/26	1,500,000	1,720,800
5% 12/1/28	1,550,000	1,763,931
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,112,190
5% 12/1/27	3,825,000	4,239,324
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,342,870
5.25% 6/1/27	3,000,000	3,334,050
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,466,222
5% 1/1/36	2,800,000	3,005,940
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,747,600
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,647,425
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,649,974
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	346,460
5% 5/1/28	415,000	429,015
5% 5/1/29	85,000	87,852
5% 5/1/30	95,000	97,971
Series 2012 A:
5% 5/1/24	1,385,000	1,536,007
5% 5/1/25	1,500,000	1,661,070
5% 5/1/26	1,600,000	1,768,528
Series 2016:
5% 5/1/29	2,000,000	2,320,780
5% 5/1/30	1,000,000	1,158,040
Kettering City School District Series 2017, 5% 12/1/25	1,080,000	1,272,920
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	871,078
5% 8/15/45	11,000,000	11,921,564
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,506,024
5% 12/1/27	3,215,000	3,696,736
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,256,680
5% 10/1/49	2,860,000	3,105,102
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	157,326
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	2,800,000	3,242,736
(Promedica Hlthcare Obl Grp,) Series 2011, 5% 11/15/25	3,220,000	3,532,887
Series 2011 D, 5% 11/15/22	1,000,000	1,100,840
Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,968,662
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,666,470
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,326,020
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	582,475
5% 12/1/29	300,000	348,354
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,270,780
Series 2012 A, 5% 8/1/47	5,725,000	6,215,289
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	505,995
5% 12/1/28	1,400,000	1,617,210
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,559,775
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,755,000	3,929,532
5% 2/15/48	3,495,000	3,651,157
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	766,260
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	253,499
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	420,579
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	576,135
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	864,203
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev.:
Series 2014, 5% 11/15/44	8,815,000	9,916,346
Series 2017, 4% 11/15/34	4,275,000	4,549,412
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,324,220
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,474,110
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/31	1,860,000	2,180,459
5% 10/1/32	1,625,000	1,897,643
5% 10/1/33	1,500,000	1,744,920
5% 10/1/34	3,100,000	3,595,070
5% 10/1/35	1,450,000	1,676,389
5% 10/1/36	1,250,000	1,441,825
5% 10/1/37	1,430,000	1,645,644
Ohio Gen. Oblig.:
Series 2014 C, 4% 3/1/25	5,000,000	5,385,300
Series 2015 C, 5% 11/1/28	5,955,000	6,906,788
Series 2016 A, 5% 2/1/31	4,255,000	4,905,547
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,265,000	1,342,835
Series 2016:
5% 12/1/23	1,895,000	2,167,236
5% 12/1/40	2,000,000	2,249,420
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,684,809
5% 11/1/29	1,325,000	1,521,034
5% 11/1/30	2,285,000	2,599,393
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,777,270
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	923,046
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,654,370
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,453,520
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	415,664
4% 7/1/37	450,000	466,538
5% 7/1/28	400,000	465,204
5% 7/1/29	735,000	851,593
5% 7/1/30	300,000	346,278
5% 7/1/31	400,000	459,968
5% 7/1/33	650,000	742,398
5% 7/1/35	700,000	794,710
5% 7/1/42	1,400,000	1,572,802
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,636,600
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,119,900
Series 2013:
5% 12/1/23	540,000	603,067
5% 12/1/24	585,000	652,222
5% 12/1/25	1,000,000	1,113,510
5% 12/1/26	1,195,000	1,328,971
5% 12/1/27	2,300,000	2,554,633
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,126,660
5% 5/1/28	1,000,000	1,118,540
5% 5/1/29	855,000	953,479
5% 5/1/31	1,005,000	1,116,053
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,773,105
Series 2017 A:
5% 1/1/32	2,000,000	2,356,080
5% 1/1/33	5,000,000	5,857,750
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,538,650
5% 1/15/41	5,000,000	5,492,600
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,293,467
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,152,380
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/28	1,750,000	2,060,345
5% 4/1/29	2,535,000	2,973,530
5% 4/1/30	2,250,000	2,639,228
5% 4/1/31	2,000,000	2,328,700
5% 4/1/33	1,850,000	2,138,212
5% 4/1/35	2,395,000	2,751,831
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,675,974
Series 2013 A:
5% 6/1/28	2,000,000	2,253,020
5% 6/1/38	3,500,000	3,862,180
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,735,000
(Infrastructure Projs.) Series 2018 A, 5% 2/15/32	6,000,000	7,006,920
Series 2017 A:
5% 2/15/26	3,250,000	3,826,875
5% 2/15/28	3,000,000	3,553,740
5% 2/15/29	1,300,000	1,534,325
5% 2/15/30	1,000,000	1,175,940
5% 2/15/31	1,000,000	1,171,650
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,686,741
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,182,020
Series 2016, 5% 12/1/35	5,500,000	6,401,670
Olentangy Local School District 5% 12/1/32	1,275,000	1,474,767
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,655,920
0% 12/1/41	4,000,000	1,585,320
5% 12/1/39	2,750,000	3,083,273
Reynoldsburg City School District 4% 12/1/30	4,625,000	4,884,231
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,745,266
5% 2/15/30	2,145,000	2,427,497
5% 2/15/32	1,625,000	1,823,348
5% 2/15/33	1,460,000	1,632,820
5% 2/15/34	1,800,000	2,003,832
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	439,940
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,790,016
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,750,022
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	512,877
5% 1/1/24	955,000	1,080,888
5% 1/1/25	1,025,000	1,174,199
5% 1/1/33	5,000,000	5,666,800
5% 1/1/37	6,000,000	6,735,300
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,143,380
Series 2012 C:
4% 6/1/28	2,000,000	2,123,020
5% 6/1/24	1,230,000	1,384,070
Series 2013 A:
5% 6/1/33	4,085,000	4,536,760
5% 6/1/34	5,130,000	5,686,862
Series 2016 A:
5% 6/1/32	745,000	862,636
5% 6/1/33	800,000	923,168
5% 6/1/34	585,000	673,230
Series 2016 C, 5% 6/1/41	2,585,000	2,940,644
Univ. of Toledo Gen. Receipts Series 2017 B:
5% 6/1/30	4,115,000	4,869,856
5% 6/1/31	2,470,000	2,923,937
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,539,900
5% 12/1/25	1,500,000	1,721,610
5% 12/1/26	1,890,000	2,176,354
5% 12/1/27	1,340,000	1,553,529
5% 12/1/28	1,400,000	1,610,462
5% 12/1/29	750,000	858,713
5% 12/1/30	1,700,000	1,940,363
5% 12/1/31	750,000	853,380
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,500,040
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,703,735
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,093,700
5% 12/1/42	125,000	129,294
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,737,104
5% 5/1/21	1,080,000	1,158,192
5% 5/1/23	2,665,000	2,835,054

TOTAL OHIO		638,700,055

TOTAL MUNICIPAL BONDS
(Cost $630,175,679)		641,770,393
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $630,175,679)		641,770,393
NET OTHER ASSETS (LIABILITIES) - 1.5%		9,636,849
NET ASSETS - 100%		$651,407,242

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

March 31, 2018

PFL-QTLY-0518
1.814657.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	789,978
Pennsylvania - 95.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,065,390
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,124,400
5% 12/1/30	1,365,000	1,527,790
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,414,161
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,794,045
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2017, 5% 8/1/29	2,700,000	3,211,407
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,162,448
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,511,017
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,833,689
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,052,220
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,075,560
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28 (Pre-Refunded to 6/15/18 @ 100)	250,000	251,750
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	560,160
5% 7/1/27	490,000	547,276
5% 7/1/28	540,000	603,860
5% 7/1/29	710,000	793,482
5% 7/1/30	685,000	763,193
5% 7/1/35	1,885,000	2,072,049
5% 7/1/39	6,675,000	7,279,221
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,192,560
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,351,000
Series 2016 A:
4% 11/15/32	350,000	362,313
4% 11/15/34	250,000	257,275
4% 11/15/35	200,000	205,416
5% 11/15/28	840,000	959,750
5% 11/15/29	825,000	938,990
5% 11/15/30	685,000	776,646
5% 11/15/46	6,605,000	7,229,767
Series 2016 B:
4% 11/15/40	600,000	609,042
4% 11/15/47	3,605,000	3,630,812
Series 2018 A:
5% 11/15/26	1,140,000	1,313,827
5% 11/15/27	225,000	260,917
5% 11/15/28	200,000	231,024
5% 11/15/29	200,000	230,128
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	875,560
5% 6/1/25	1,175,000	1,283,558
5% 6/1/26	1,250,000	1,362,913
5% 6/1/42	12,000,000	12,878,272
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,659,977
5% 11/1/42	3,000,000	3,269,520
Series 2016:
5% 5/1/30	1,000,000	1,150,240
5% 5/1/31	500,000	573,180
5% 5/1/32	750,000	857,453
5% 5/1/33	2,210,000	2,518,140
5% 5/1/34	1,000,000	1,136,360
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,442,548
5% 6/1/35	1,000,000	1,128,340
5% 6/1/36	500,000	563,025
5% 6/1/42	7,410,000	8,100,686
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	382,802
5% 8/1/22	300,000	334,224
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,679,350
Series 2016 A, 5% 7/1/46	3,500,000	3,685,710
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	3,059,843
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	536,950
5% 8/1/31	3,080,000	3,419,139
5% 8/1/34	1,000,000	1,106,760
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,882,643
5.375% 7/1/42	2,130,000	2,262,763
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,042,660
Series 2017 A2, 5% 2/15/39	1,880,000	2,119,268
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	676,429
6% 6/1/39	1,625,000	1,764,848
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	666,340
5% 11/1/25	665,000	756,950
5% 11/1/27	1,105,000	1,273,844
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,158,200
5% 8/15/33	1,000,000	1,150,970
5% 8/15/34	1,000,000	1,146,180
5% 8/15/36	1,000,000	1,139,040
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,503,840
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,810,564
5% 4/1/44	1,295,000	1,439,134
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,638,825
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,658,550
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,128,201
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,746,465
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A:
5% 6/1/23 (Pre-Refunded to 6/1/22 @ 100)	3,850,000	4,299,064
5% 6/1/24 (Pre-Refunded to 6/1/22 @ 100)	1,500,000	1,674,960
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	189,457
5% 10/1/20	215,000	228,618
5% 10/1/21	245,000	265,458
5% 10/1/22	275,000	302,090
5% 10/1/23	1,305,000	1,448,863
5% 10/1/24	335,000	375,110
5% 10/1/25	750,000	826,748
5% 10/1/26	1,000,000	1,094,970
5% 10/1/27	1,000,000	1,088,890
Series 2016 A, 5% 10/1/40	4,000,000	4,324,560
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,508,986
5% 12/1/35	1,000,000	1,160,860
5% 12/1/36	2,660,000	3,080,972
5% 12/1/37	1,515,000	1,750,825
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,123,350
5% 4/1/42	1,000,000	1,122,640
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,907,233
5% 3/1/25	3,255,000	3,551,270
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	10,000,000	11,208,800
Series 2013, 5% 10/15/27	2,255,000	2,529,749
Series 2015 1, 5% 3/15/31	7,000,000	7,816,410
Series 2015, 5% 3/15/33	2,880,000	3,206,390
Series 2016, 5% 9/15/29	7,000,000	8,021,160
Series 2017, 5% 1/1/28	7,000,000	8,034,670
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	317,544
5% 3/1/22	275,000	303,157
5% 3/1/23	585,000	647,519
First Series 2012:
5% 4/1/20	750,000	794,985
5% 4/1/21	500,000	542,930
5% 4/1/22	600,000	664,146
5% 4/1/23	800,000	882,632
5% 4/1/24	1,100,000	1,211,408
Series 2010 E, 5% 5/15/31	2,500,000	2,640,750
Series 2016:
5% 5/1/33	4,300,000	4,850,271
5% 5/1/34	2,500,000	2,812,350
5% 5/1/35	2,000,000	2,243,840
Series AT-1 5% 6/15/31	10,000,000	11,475,200
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,424,163
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,414,388
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,407,913
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,134,341
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,556,815
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,635,471
Series 2015 A:
5% 9/1/30	1,100,000	1,277,694
5% 9/1/31	1,415,000	1,638,414
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,566,700
Series 2013 A2, 0% 12/1/38 (b)	2,500,000	2,693,975
Series 2014 A, 5% 12/1/31	865,000	969,829
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	4,560,050
Series 2016 A1, 5% 12/1/46	5,000,000	5,546,950
Series 2017 A1:
5% 12/1/30	3,500,000	4,057,725
5% 12/1/31	2,000,000	2,309,660
5% 12/1/33	1,500,000	1,718,775
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/31 (a)	1,000,000	1,139,580
5% 7/1/37 (a)	1,480,000	1,658,932
5% 7/1/42 (a)	4,000,000	4,463,480
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,637,345
5% 8/1/29	2,000,000	2,283,900
5% 8/1/30	1,500,000	1,707,600
5% 8/1/31	1,100,000	1,248,357
5% 10/1/33	1,500,000	1,701,825
5% 10/1/34	500,000	565,685
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,726,635
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,726,975
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,076,230
5% 4/15/25	2,230,000	2,413,195
Series 2015 A, 5% 4/15/29	3,000,000	3,313,800
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,232,480
Series 2016 F, 5% 9/1/34	4,000,000	4,449,200
Series 2018 A:
5% 9/1/29 (c)	1,250,000	1,428,200
5% 9/1/30 (c)	1,000,000	1,137,860
5% 9/1/33 (c)	1,000,000	1,128,530
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,233,040
Series 2011 A, 5% 1/1/41	2,715,000	2,884,932
Series 2015 B, 5% 7/1/30	3,500,000	4,011,455
Series 2017 B:
5% 11/1/29	3,000,000	3,518,010
5% 11/1/30	3,700,000	4,322,044
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/23	500,000	563,740
5% 12/15/24	440,000	501,626
5% 12/15/31	1,000,000	1,135,640
5% 12/15/32	500,000	566,490
5% 12/15/33	500,000	564,285
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,464,763
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,229,700
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	648,870
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,474,902
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,146,463
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,310,788
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,130,770
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,392,320
Series 2014 A, 5% 9/1/23	1,000,000	1,117,970
Series 2015:
5% 9/1/21 (FSA Insured)	730,000	802,869
5% 9/1/22 (FSA Insured)	885,000	990,988
5% 9/1/23 (FSA Insured)	1,085,000	1,233,819
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,126,180
5% 3/1/36 (FSA Insured)	1,050,000	1,179,906
5% 3/1/37 (FSA Insured)	1,600,000	1,794,032
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B:
5% 11/15/24	500,000	572,175
5% 11/15/26	1,500,000	1,749,795
5% 11/15/27	1,500,000	1,769,550
5% 11/15/28	4,170,000	4,900,167
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,055,049
5% 12/1/20	30,000	31,958
5% 12/1/21	145,000	157,284
5% 12/1/22	30,000	32,988
5% 12/1/25	1,285,000	1,460,634
5% 12/1/27	1,480,000	1,661,803
5% 12/1/29	1,000,000	1,115,640
Southeastern Pennsylvania Trans. Auth. Rev. Series 2017:
5% 6/1/27	1,400,000	1,654,758
5% 6/1/29	3,500,000	4,105,920
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,120,260
5% 1/1/38 (a)	1,125,000	1,252,440
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,383,338
5% 4/1/26 (FSA Insured)	1,000,000	1,120,090
5% 4/1/28 (FSA Insured)	1,390,000	1,551,796
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,688,610
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,038,550
5% 7/1/25	4,465,000	4,704,011
5.25% 7/1/20	1,000,000	1,070,500
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,852,700
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,371,050
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,843,714

TOTAL PENNSYLVANIA		445,254,738

Pennsylvania, New Jersey - 1.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	558,570
5% 7/1/23	1,000,000	1,114,560
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,677,800

TOTAL PENNSYLVANIA, NEW JERSEY		5,350,930

TOTAL MUNICIPAL BONDS
(Cost $445,470,778)		451,395,646
TOTAL INVESTMENT IN SECURITIES - 96.4%
(Cost $445,470,778)		451,395,646
NET OTHER ASSETS (LIABILITIES) - 3.6%		16,846,095
NET ASSETS - 100%		$468,241,741

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

March 31, 2018

STM-QTLY-0518
1.814658.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	645
5% 3/1/23	830	928
5% 3/1/24	1,225	1,389
5% 3/1/25	1,225	1,407
Series 2016 B:
5% 3/1/22	980	1,081
5% 3/1/24	980	1,112
5% 3/1/25	1,465	1,682
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,410	4,385
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,960
5% 3/1/21	490	524
5% 3/1/22	3,145	3,418
5% 3/1/25	1,465	1,643

TOTAL ALABAMA		21,174

Alaska - 0.7%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,065	1,146
5% 9/1/22	1,175	1,316
Series B:
5% 9/1/18	3,605	3,656
5% 9/1/20	1,955	2,104
5% 9/1/22	1,395	1,562
Series C:
5% 9/1/18	980	994
5% 9/1/19	2,105	2,204
5% 9/1/20	1,230	1,324
5% 9/1/22	980	1,097
Series D:
5% 9/1/19	3,810	3,988
5% 9/1/20	1,955	2,104
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21	850	909

TOTAL ALASKA		22,404

Arizona - 2.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	490	501
5% 12/1/19	600	631
5% 12/1/20	800	862
5% 12/1/21	1,080	1,188
5% 12/1/22	785	878
5% 12/1/23	980	1,110
5% 12/1/24	1,465	1,680
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	980	997
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,065	5,314
Glendale Gen. Oblig.:
Series 2015:
4% 7/1/19 (FSA Insured)	585	602
5% 7/1/22 (FSA Insured)	980	1,095
Series 2017:
5% 7/1/21	2,900	3,172
5% 7/1/22	3,320	3,695
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	804
5% 7/1/22 (FSA Insured)	1,145	1,274
5% 7/1/23 (FSA Insured)	1,365	1,544
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,675	5,424
5% 1/1/26	10,485	12,312
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,295	1,303
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	880	905
4% 7/1/20	1,330	1,396
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.65%, tender 5/1/18 (a)(b)	17,100	17,095
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,388
5% 12/1/22	2,415	2,713
5% 12/1/23	3,350	3,816
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,155	3,285
Series 2012 A:
5% 7/1/18	805	812
5% 7/1/19	1,515	1,577
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	3,915	3,928
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/18 (Escrowed to Maturity)	3,290	3,317

TOTAL ARIZONA		85,618

California - 3.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	260	250
0% 10/1/19 (Escrowed to Maturity)	3,260	3,180
Series 2013 A, 5% 10/1/22	2,140	2,425
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,223
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,257
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,863
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,260	15,494
5.25% 9/1/22	1,535	1,747
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.65%, tender 5/1/18 (a)(b)(c)	8,400	8,397
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,710	1,740
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	980	1,094
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	1,455	1,529
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/19	4,890	5,134
5% 10/1/20	2,470	2,666
Series 2012 A, 5% 4/1/21	3,175	3,470
Series 2012 G, 5% 11/1/22	1,225	1,384
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,010	4,231
Series 2012 C, 5% 6/1/21	1,780	1,954
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,425	3,651
Series 2017 A1:
5% 6/1/21	1,205	1,314
5% 6/1/22	1,685	1,867
5% 6/1/23	1,925	2,158
5% 6/1/24	1,085	1,230
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	2,895
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	1,955	1,972
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,123
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,154
5% 11/1/24	1,955	2,176
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,445	2,669
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,320	1,513
5% 9/1/24 (FSA Insured)	2,250	2,619
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/18	6,330	6,366
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	7,825	7,911
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,562
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,010	1,018

TOTAL CALIFORNIA		112,236

Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,645
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,970
Series 2014 A, 5% 6/1/23	3,775	4,264
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	2,520	2,649
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,390	1,382
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,140	7,950
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,651
Series 2015 A:
5% 9/1/19	980	1,023
5% 9/1/20	980	1,051

TOTAL COLORADO		31,585

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,698
Series 2016 A, 5% 3/15/26	1,925	2,168
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	9,120	9,122
Series X2, 1.8%, tender 2/9/21 (a)	12,000	12,003
Series 2018 S:
5% 7/1/23 (d)	1,455	1,641
5% 7/1/24 (d)	1,000	1,141
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	4,880	5,043
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,455	5,575
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	6,281	7,020
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	880	974
5% 8/15/25 (FSA Insured)	980	1,107

TOTAL CONNECTICUT		70,492

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,445	2,578
5% 1/1/21	1,955	2,110

TOTAL DELAWARE, NEW JERSEY		4,688

District Of Columbia - 0.8%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,185	6,905
Series 2014 A, 5% 10/1/23 (b)	435	492
Series 2017 A:
5% 10/1/26 (b)	6,555	7,606
5% 10/1/27 (b)	4,890	5,732
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,502

TOTAL DISTRICT OF COLUMBIA		26,237

Florida - 10.1%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,074
Series 2015 C:
5% 7/1/21	635	696
5% 7/1/22	3,645	4,064
5% 7/1/23	2,935	3,327
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,079
Series A:
5% 10/1/22 (b)	2,935	3,264
5% 10/1/23 (b)	3,930	4,429
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,550
Series 2012 A, 5% 7/1/19	6,845	7,117
Series 2015 A:
5% 7/1/19	2,055	2,137
5% 7/1/20	3,915	4,187
5% 7/1/21	4,400	4,821
5% 7/1/22	3,425	3,823
5% 7/1/23	2,690	3,054
5% 7/1/24	1,290	1,487
Series 2015 B:
5% 7/1/19	1,955	2,033
5% 7/1/20	2,935	3,139
5% 7/1/21	6,120	6,706
5% 7/1/22	4,490	5,012
5% 7/1/23	2,690	3,054
5% 7/1/24	1,120	1,291
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	5,155	5,494
Series 2011 A1, 5% 6/1/18	2,485	2,499
Series 2012 A1, 5% 6/1/18	1,515	1,523
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	670	685
5% 12/1/19	1,780	1,877
5% 12/1/20	980	1,061
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	9,801	11,369
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	1,420	1,443
5% 2/1/20	1,980	2,052
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,111
5% 10/1/22	1,955	2,190
5% 10/1/23	1,240	1,404
5% 10/1/24	1,955	2,237
5% 10/1/25	1,710	1,976
5% 10/1/26	1,955	2,245
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,790	2,837
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	1,670	1,754
5% 10/1/20	980	1,054
Series 2017 A:
5% 10/1/25 (b)	980	1,128
5% 10/1/26 (b)	1,955	2,265
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,295	1,447
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,214
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	977
5% 7/1/22	1,955	2,167
5% 7/1/23	1,955	2,202
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	640	680
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	1,260	1,339
Manatee County Rev. Series 2013:
5% 10/1/19	1,225	1,285
5% 10/1/20	1,955	2,105
5% 10/1/21	1,955	2,154
5% 10/1/22	980	1,100
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,472
Miami-Dade County Aviation Rev.:
Series 2010, 5% 10/1/22	1,700	1,823
Series 2017 B, 5% 10/1/20 (b)	2,075	2,219
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,955	2,033
5% 7/1/20	980	1,048
5% 7/1/21	1,955	2,139
5% 7/1/22	1,955	2,178
5% 7/1/23	1,955	2,196
Series 2014 A, 5% 7/1/24	610	701
Series 2014 B:
5% 7/1/22	1,465	1,632
5% 7/1/23	3,180	3,602
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,795	4,273
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,132
Series 2014 D:
5% 11/1/20	4,770	5,134
5% 11/1/21	6,140	6,755
5% 11/1/22	2,850	3,186
5% 11/1/23	7,485	8,470
Series 2015 A:
5% 5/1/19	980	1,013
5% 5/1/20	2,050	2,179
5% 5/1/21	3,915	4,260
5% 5/1/22	3,640	4,035
5% 5/1/23	6,360	7,133
Series 2015 B, 5% 5/1/24	28,915	32,862
Series 2016 A, 5% 8/1/27	5,440	6,310
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,225	1,274
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,220	1,281
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,465	1,482
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	980	1,020
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/18	2,200	2,238
5% 10/1/19	2,275	2,387
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	980	1,007
5% 12/1/20	1,395	1,491
5% 12/1/21	1,465	1,597
5% 12/1/23	190	212
5% 12/1/24	380	428
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,525	4,657
4% 8/1/21	3,950	4,196
5% 8/1/19	2,935	3,059
5% 8/1/21	5,185	5,674
5% 8/1/22	980	1,093
Series 2015 B:
5% 8/1/19	2,675	2,788
5% 8/1/20	1,710	1,830
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,225	1,246
5% 10/1/19	1,075	1,124
5% 10/1/20	980	1,053
5% 10/1/21	980	1,076
5% 10/1/22	980	1,093
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011, 5% 10/1/19 (b)	1,980	2,072
5% 10/1/18 (b)	2,685	2,730
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,135
5% 7/1/26	1,115	1,306
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	980	1,069
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,537
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,385	2,425
5% 10/1/18 (Escrowed to Maturity)	2,210	2,247
Series 2011, 5% 10/1/19	5,470	5,739
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,885
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	490	496
5% 8/1/19	305	318

TOTAL FLORIDA		317,268

Georgia - 1.9%
Atlanta Arpt. Rev.:
5% 1/1/22	980	1,084
5% 1/1/23	980	1,103
5% 1/1/24	1,125	1,289
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,678
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/19	3,915	4,015
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	1,955	1,990
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	10,780	10,887
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,575	2,601
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,785	3,821
5.75% 1/1/20	905	914
Series GG:
5% 1/1/20	660	693
5% 1/1/21	1,635	1,760
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,534
5% 10/1/22	980	1,087
5% 10/1/23	2,365	2,654
Series R, 5% 10/1/21	4,890	5,343
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,559
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,522

TOTAL GEORGIA		58,534

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	3,915	4,071
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/24	1,200	1,394
5% 9/1/25	2,935	3,459
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (b)	1,370	1,429
5% 8/1/20 (b)	2,985	3,186
5% 8/1/21 (b)	540	588
5% 8/1/22 (b)	2,030	2,244
5% 8/1/23 (b)	1,440	1,610

TOTAL HAWAII		17,981

Illinois - 11.8%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	8,533
Series 2008 C:
5.25% 12/1/23	7,500	7,555
5.25% 12/1/24	935	941
Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	2,285	2,336
Series 2010 F, 5% 12/1/20	745	777
Series 2017 C:
5% 12/1/26	485	514
5% 12/1/27	2,830	2,944
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,590	9,416
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	13,740
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	644
5% 1/1/21	390	420
5% 1/1/23	2,445	2,731
5% 1/1/22	4,890	5,370
5% 1/1/23	5,770	6,444
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	245	249
5% 1/1/20	295	305
5% 1/1/21	390	408
5% 1/1/22	295	311
5% 1/1/23	525	556
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,478
Series 2012 B, 5% 1/1/21 (b)	4,505	4,850
Series 2013 B, 5% 1/1/22	3,915	4,310
Series 2013 D, 5% 1/1/22	3,150	3,468
Series 2017 D, 5% 1/1/27 (b)	1,470	1,687
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	2,755	2,818
5% 6/1/20	2,430	2,581
5% 6/1/21	2,305	2,497
5% 6/1/25	1,225	1,385
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,280	1,309
5% 1/1/23	1,175	1,277
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,773
Series 2010 A, 5.25% 11/15/22	4,850	5,242
Series 2011 A, 5.25% 11/15/22	980	1,082
Series 2012 C:
5% 11/15/19	3,130	3,275
5% 11/15/20	7,055	7,590
5% 11/15/21	5,465	5,998
5% 11/15/22	1,260	1,405
Series 2014 A:
5% 11/15/20	980	1,054
5% 11/15/21	490	538
5% 11/15/22	1,325	1,478
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	9,780	9,696
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,868
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,590	2,702
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,650	4,955
(Trinity Health Proj.) Series 2011, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	485	537
Bonds:
Series 2017 B, 5%, tender 12/15/22 (a)	2,825	3,205
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,386
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,020	2,074
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,228
Series 2012 A, 5% 5/15/23	1,270	1,397
Series 2012:
5% 9/1/18	1,135	1,145
5% 9/1/19	1,090	1,123
5% 9/1/20	1,440	1,513
5% 9/1/21	2,000	2,133
5% 9/1/22	3,455	3,727
Series 2015 A:
5% 11/15/22	490	548
5% 11/15/24	1,490	1,690
5% 11/15/25	1,905	2,179
5% 11/15/26	1,955	2,218
Series 2015 B:
5% 11/15/20	1,615	1,739
5% 11/15/24	1,910	2,189
Series 2016 A:
5% 8/15/20	490	515
5% 2/15/21	735	794
5% 8/15/21	685	731
5% 2/15/23	980	1,092
5% 8/15/23	1,465	1,597
5% 8/15/24	2,135	2,346
Series 2016 C:
5% 2/15/20	4,970	5,216
5% 2/15/22	3,220	3,514
5% 2/15/23	4,400	4,861
5% 2/15/24	5,220	5,831
Series 2016:
5% 7/1/22	2,895	3,234
5% 5/15/25	490	557
5% 5/15/26	980	1,123
5% 5/15/27	1,225	1,378
Series 2017:
5% 1/1/23	1,465	1,649
5% 1/1/25	2,260	2,621
5% 1/1/27	1,955	2,325
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,637
Series 2012 A, 4% 1/1/23	1,245	1,254
Series 2012:
5% 3/1/19	5,380	5,491
5% 8/1/19	2,600	2,675
5% 8/1/20	6,750	7,014
5% 8/1/21	2,360	2,469
5% 8/1/22	5,675	5,919
Series 2013:
5% 7/1/21	6,360	6,646
5% 7/1/22	10,545	10,990
Series 2014:
5% 4/1/18	9,780	9,780
5% 2/1/22	2,935	3,049
5% 4/1/23	2,165	2,261
5% 2/1/25	2,275	2,374
Series 2016:
5% 11/1/20	2,310	2,410
5% 1/1/26	2,150	2,241
5% 2/1/26	10,525	10,974
Series 2017 B, 5% 11/1/19	7,875	8,126
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,322
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,407
5% 7/1/21	1,320	1,437
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	3,956
0% 1/15/25	4,915	3,976
0% 1/15/26	3,695	2,879
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	2,235	2,295
5% 2/1/20	2,225	2,352
5% 2/1/23	2,175	2,437
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	8,275	9,182
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	5,480	6,164
Series 2017, 5% 6/1/22	9,780	10,752

TOTAL ILLINOIS		371,394

Indiana - 2.4%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.65%, tender 6/1/18 (a)(b)	2,400	2,398
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	685	764
5% 8/15/23	980	1,110
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	673
5% 3/1/21	1,200	1,295
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	865
5% 10/1/22	1,565	1,751
Series 2014 A:
5% 10/1/20	365	392
5% 10/1/21	370	407
5% 10/1/22	660	738
Series 2015 A:
5% 10/1/24	1,460	1,671
5% 10/1/25	1,590	1,843
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,440	1,475
5% 1/1/20	1,225	1,292
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,690	2,904
5% 1/1/23 (b)	1,940	2,157
5% 1/1/24 (b)	2,715	3,045
5% 1/1/25 (b)	2,845	3,231
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	980	997
4% 1/15/20	1,315	1,363
4% 1/15/21	1,225	1,288
5% 7/15/19	1,645	1,712
5% 7/15/20	1,145	1,222
5% 7/15/21	980	1,069
Purdue Univ. Rev. Series Z-1, 5% 7/1/18	1,465	1,478
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,315	8,312
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,512
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	21,505	24,153

TOTAL INDIANA		74,117

Kansas - 0.4%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,710
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,430	1,636
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,200	2,245
5% 11/15/20 (Escrowed to Maturity)	2,685	2,901
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	547
5% 9/1/23	710	805
5% 9/1/25	785	908

TOTAL KANSAS		10,752

Kentucky - 0.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,464
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,087
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	8,805	8,917
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,443
5% 6/1/22	1,525	1,650
5% 6/1/24	1,655	1,823
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,063
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,345	7,316

TOTAL KENTUCKY		24,763

Louisiana - 2.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,145	9,490
5% 6/1/21 (FSA Insured)	4,890	5,348
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,655
Series 2014 D1, 5% 12/1/22	1,275	1,434
Series 2015, 5% 5/1/18	1,050	1,053
Series 2016 B:
5% 8/1/22	13,785	15,412
5% 8/1/23	6,115	6,948
Series 2016 D:
5% 9/1/22	6,220	6,965
5% 9/1/24	6,875	7,896
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,602
5% 7/1/22	980	1,092
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	334
5% 1/1/24 (b)	195	220
5% 1/1/25 (b)	195	222
5% 1/1/26 (b)	490	564
Series 2017 D2:
5% 1/1/23 (b)	390	434
5% 1/1/24 (b)	735	829
5% 1/1/25 (b)	490	559
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,953
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/18	2,225	2,234
5% 5/15/23	4,400	4,945

TOTAL LOUISIANA		72,189

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,580
5% 7/1/22	1,810	2,028
5% 7/1/24	2,300	2,666

TOTAL MAINE		7,274

Maryland - 2.7%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,717
5% 7/1/25	3,380	3,951
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/19	2,400	2,453
4% 6/1/20	2,960	3,065
5% 6/1/21	1,640	1,768
5% 6/1/22	1,750	1,915
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,380	5,433
Series 2017 B, 5% 8/1/25	32,300	38,173
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/19	390	404
5% 7/1/22	880	968
5% 7/1/23	980	1,092
5% 7/1/24	1,955	2,208
5% 7/1/25	1,730	1,969
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	15,650	16,299
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	851
3% 11/1/25	625	623

TOTAL MARYLAND		84,889

Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,250	2,270
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/22	1,240	1,395
Series 2016 I:
5% 7/1/21	490	532
5% 7/1/22	585	646
5% 7/1/23	660	739
5% 7/1/24	1,075	1,219
5% 7/1/25	980	1,125
5% 7/1/26	980	1,137
Massachusetts Dev. Fina Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,135
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,620	4,783
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	31,300	30,696
Series 2016 B, 5% 7/1/22	1,685	1,890
Series C, 5.5% 12/1/22	4,160	4,795
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	3,005	3,427
5% 7/1/25 (b)	1,115	1,282
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,490	3,566

TOTAL MASSACHUSETTS		60,637

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,817
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.735% 7/1/32 (a)(e)	3,980	3,694
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,200	1,241
5% 5/1/20	2,575	2,738
5% 5/1/21	2,105	2,295
5% 5/1/22	1,810	2,012
Grand Rapids Pub. Schools:
Series 2016, 4% 5/1/18 (FSA Insured)	1,905	1,908
5% 5/1/23 (FSA Insured)	1,275	1,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,078
5% 5/15/24	540	609
5% 5/15/25	635	722
5% 5/15/26	610	700
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,225	1,250
5% 11/15/19	980	1,030
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,088
5% 4/15/23	1,320	1,489
5% 4/15/24	1,450	1,661
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,155	4,114
Series 2012 A, 5% 6/1/18 (Escrowed to Maturity)	2,375	2,388
Series 2015 A:
5% 8/1/22	2,350	2,618
5% 8/1/23	3,715	4,201
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,255	3,450
5% 3/15/21	980	1,065
5% 3/15/22	2,280	2,526
5% 3/15/23	3,915	4,407
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,165	1,171
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,527
Series 2005 A4, 1.625%, tender 11/1/19 (a)	7,245	7,220
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,860	1,859
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,398
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,040	6,789
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,242
5% 11/1/23	1,335	1,518
5% 5/1/24	1,880	2,154
5% 11/1/24	1,955	2,255
5% 5/1/25	1,100	1,273
5% 11/1/25	1,195	1,392
5% 5/1/26	1,665	1,945
5% 11/1/26	1,155	1,358
5% 11/1/28	985	1,145
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,607
5% 9/1/23	490	555
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,250	2,327
5% 11/1/19	2,715	2,848
5% 5/1/20	3,550	3,775
5% 11/1/20	1,705	1,837
5% 5/1/21	4,020	4,382

TOTAL MICHIGAN		111,114

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,083
5% 1/1/23	980	1,103
Series 2014 B:
5% 1/1/21 (b)	2,240	2,414
5% 1/1/22 (b)	1,955	2,146
5% 1/1/23 (b)	980	1,092
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,342
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,280
5% 1/1/23	1,115	1,247
5% 1/1/24	1,560	1,770
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,084
5% 1/1/23	1,465	1,647
5% 1/1/24	980	1,123

TOTAL MINNESOTA		19,331

Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	295	302
5% 3/1/20	320	335
5% 3/1/21	390	415
5% 3/1/22	585	631
5% 3/1/23	980	1,067
5% 3/1/24	685	754
5% 3/1/25	710	788
5% 3/1/26	980	1,093
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	750	756

TOTAL MISSOURI		6,141

Nevada - 1.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,353
Series 2017 C, 5% 7/1/21 (b)	7,785	8,482
Clark County School District Series 2016 A:
5% 6/15/21	1,470	1,604
5% 6/15/23	1,285	1,446
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	1,955	1,937
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 3% 6/1/18	1,000	1,002
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	11,875	12,336
Series 2012 B, 5% 8/1/20	2,180	2,339
Series 2013 D1, 5% 3/1/24	2,640	2,990
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,289
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	5,990	5,938

TOTAL NEVADA		47,716

New Hampshire - 0.5%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A, 5.25% 7/1/27 (c)	200	205
Series 2017 B, 4.125% 7/1/24 (c)	1,010	1,019
Series 2017 C, 3.5% 7/1/22 (c)	335	336
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	6,000	6,434
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,403
Series 2012:
4% 7/1/20	2,645	2,749
4% 7/1/21	1,485	1,564
Series 2016:
5% 10/1/21	1,225	1,328
5% 10/1/23	1,640	1,818

TOTAL NEW HAMPSHIRE		16,856

New Jersey - 6.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,187
5% 2/15/21	2,445	2,631
5% 2/15/22	2,445	2,679
5% 2/15/23	2,770	3,075
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,042
5% 6/1/23 (FSA Insured)	1,230	1,369
5% 6/1/24 (FSA Insured)	980	1,104
Series 2005 K, 5.5% 12/15/19	7,855	8,274
Series 2011 EE:
5% 9/1/20	1,320	1,395
5% 9/1/20 (Escrowed to Maturity)	3,570	3,841
Series 2012 II:
5% 3/1/21	6,650	7,058
5% 3/1/22	6,155	6,597
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	7,985	8,221
Series 2013, 5% 3/1/23	5,870	6,355
Series 2014 PP, 5% 6/15/19	16,630	17,174
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017 5% 10/1/26 (b)	2,130	2,385
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,323
5% 6/15/21	10,760	11,479
Series 2016 A:
4% 7/1/18	3,505	3,520
5% 7/1/21	2,150	2,309
5% 7/1/22	6,160	6,711
5% 7/1/23	3,315	3,655
5% 7/1/24	7,740	8,615
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,465	1,513
5% 7/1/21	170	184
5% 7/1/22	170	187
5% 7/1/23	595	662
5% 7/1/24	1,200	1,361
5% 7/1/24	985	1,107
5% 7/1/24	475	534
5% 7/1/25	515	583
5% 7/1/26	170	193
5% 7/1/27	255	289
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	2,630	2,681
Series 2013:
5% 12/1/18 (b)	5,870	5,985
5% 12/1/19 (b)	3,765	3,933
Series 2017 1A:
5% 12/1/22 (b)	750	822
5% 12/1/23 (b)	1,930	2,135
Series 2017 1B, 5% 12/1/21 (b)	795	861
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.670% 1.625%, tender 1/1/21 (a)(e)	10,485	10,518
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	3,895	4,365
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	355	399
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.505% 1/1/21 (a)(e)	1,170	1,172
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,785	3,971
Series 2012 AA, 5% 6/15/19	1,465	1,513
Series 2013 A:
5% 6/15/18	740	744
5% 12/15/19	6,315	6,600
5% 6/15/20	17,605	18,525
Series 2016 A, 5% 6/15/27	3,960	4,398
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,141

TOTAL NEW JERSEY		204,375

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,711
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,113

TOTAL NEW MEXICO		16,824

New York - 6.7%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	546
5% 7/1/24	1,810	2,075
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,075	1,084
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	625	649
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,740	3,181
5% 9/1/26	1,220	1,429
New York City Gen. Oblig. Series 2015 C, 5% 8/1/25	1,665	1,942
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	4,400	4,758
Series B:
5% 11/1/20	4,160	4,381
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,660	1,742
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	7,825	8,201
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	21,479
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,085	5,372
Series 2008 B2:
5% 11/15/19	6,050	6,368
5% 11/15/20	5,380	5,812
5% 11/15/21	3,915	4,324
Series 2012 B, 5% 11/15/22	1,955	2,198
Series 2012 D, 5% 11/15/18	2,460	2,513
Series 2012 E:
4% 11/15/19	1,710	1,773
4% 11/15/19 (Escrowed to Maturity)	2,200	2,282
5% 11/15/21	2,380	2,629
Series 2012 F, 5% 11/15/19	4,890	5,147
Series 2014 C, 5% 11/15/21	2,740	3,026
Series 2016 B, 5% 11/15/21	2,150	2,375
Series 2017 C:
4% 2/15/19	22,755	23,218
4% 2/15/19	53,095	54,176
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	32,280	33,423
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	1,265	1,409
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,787

TOTAL NEW YORK		210,299

North Carolina - 1.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/18	1,250	1,255
4% 6/1/20	980	1,024
5% 6/1/19	1,275	1,324
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.7%, tender 6/15/18 (a)(b)	3,000	2,998
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	4,890	5,317
5% 3/1/22	3,580	3,971
5% 3/1/23	3,580	4,041
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010, 5% 6/1/18	3,735	3,755
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,394
5% 1/1/23	1,465	1,643

TOTAL NORTH CAROLINA		30,722

Ohio - 3.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,188
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,851
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	38,935	41,059
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,475	3,559
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	555
5% 1/1/20 (FSA Insured)	415	437
5% 1/1/22 (FSA Insured)	1,295	1,425
5% 1/1/24 (FSA Insured)	1,175	1,331
5% 1/1/25 (FSA Insured)	1,225	1,402
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,285
5% 6/15/23	1,815	1,992
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,203
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,965
5% 12/1/20	2,155	2,313
5% 12/1/21	2,000	2,189
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	4,255	4,695
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,365	2,455
5% 1/1/21	2,640	2,862
5% 1/1/22	1,665	1,844
5% 1/1/23	1,955	2,206
5% 1/1/24	1,690	1,941
5% 1/1/25	2,035	2,372
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	635	686
5% 2/15/22	1,075	1,185
5% 2/15/23	2,075	2,319
5% 2/15/24	1,605	1,823
5% 2/15/25	1,675	1,922
5% 2/15/26	1,225	1,419

TOTAL OHIO		99,483

Oklahoma - 0.5%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/27	1,700	1,974
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24 (d)	500	558
5% 8/15/25 (d)	500	563
5% 8/15/26 (d)	800	904
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,824
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,348
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	1,565	1,702
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,100	5,182

TOTAL OKLAHOMA		15,055

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	392
Pennsylvania - 1.7%
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,378
Series B, 1.8%, tender 8/15/22 (a)	3,245	3,121
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	980	988
4% 10/1/19	645	661
5% 10/1/20	1,230	1,308
5% 10/1/23	190	211
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	2,260	2,326
5% 3/1/20	2,095	2,215
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 1.6%, tender 5/1/18 (a)(b)	3,300	3,299
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	3,220	3,189
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,860	2,025
Series 2012, 5% 6/1/18	3,335	3,354
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	335	353
5% 12/1/21	270	299
5% 12/1/22	835	941
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,347
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	563
Series 2017 B, 5% 7/1/24 (b)	2,445	2,768
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,335
Philadelphia Gen. Oblig. Series 2011, 5.25% 8/1/18	5,395	5,460
Philadelphia Muni. Auth. Rev. Series 2013 A, 5% 11/15/18	3,355	3,422
Philadelphia School District Series 2018 A:
5% 9/1/24 (d)	1,000	1,123
5% 9/1/25 (d)	700	793
5% 9/1/26 (d)	750	853
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	365
5% 3/1/26 (FSA Insured)	260	299
5% 3/1/27 (FSA Insured)	250	290
5% 3/1/28 (FSA Insured)	245	283
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	980	985
5% 6/1/19	195	202
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,165	1,210

TOTAL PENNSYLVANIA		51,966

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5% 5/15/18	980	983
5% 5/15/19	1,465	1,509
Series 2016:
5% 5/15/20	645	681
5% 5/15/21	1,475	1,589
5% 5/15/22	1,955	2,139
5% 5/15/23	1,180	1,306
5% 5/15/24	2,300	2,576
5% 5/15/25	5,385	6,081
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	6,275	6,356
Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,780
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,935
5% 6/1/27	980	1,115

TOTAL RHODE ISLAND		35,050

South Carolina - 1.1%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,249
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,221
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,903
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,900
5% 12/1/26	1,075	1,221
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,052
Series 2014 C:
5% 12/1/22	1,075	1,192
5% 12/1/23	4,890	5,477
Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	14,670	14,998

TOTAL SOUTH CAROLINA		35,213

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011:
5% 9/1/18 (Escrowed to Maturity)	1,175	1,191
5% 9/1/19 (Escrowed to Maturity)	1,230	1,285
Series 2014 B:
4% 11/1/19	390	402
4% 11/1/20	610	642
4% 11/1/21	490	523
5% 11/1/22	365	409

TOTAL SOUTH DAKOTA		4,452

Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,635	1,848
5% 9/1/26	1,795	2,040

TOTAL TENNESSEE		3,888

Texas - 6.8%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,034
Austin Elec. Util. Sys. Rev. 0% 5/15/18	4,400	4,392
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	980	1,011
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	527
5% 1/1/22	1,465	1,606
5% 1/1/23	2,395	2,666
5% 1/1/24	3,295	3,724
5% 1/1/26	2,800	3,228
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,181
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,442
Series 2017 A1, 2%, tender 8/15/18 (a)	10,565	10,579
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,863
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	1,955	2,054
5% 11/1/20	1,465	1,580
5% 11/1/21	2,935	3,236
5% 11/1/22	4,890	5,485
Series 2014 D, 5% 11/1/23 (b)	1,905	2,145
Dallas Independent School District Bonds:
Series 2016 B3, 5%, tender 2/15/19 (a)	5,870	6,036
Series 2016 B4, 5%, tender 2/15/20 (a)	6,845	7,241
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,478
Series 2016 B6, 5%, tender 2/15/22 (a)	9,780	10,805
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,565	1,592
Denton Independent School District Series 2016, 0% 8/15/25	1,610	1,323
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,635	2,668
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	1,775	1,748
Series D, 1.5%, tender 8/1/21 (a)	3,200	3,139
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,886
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,752
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	1,955	2,151
Series 2018 A:
5% 7/1/23 (b)	750	842
5% 7/1/25 (b)	1,550	1,771
Humble Independent School District Series 2016 B, 5% 2/15/22	3,970	4,409
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/18	2,965	2,990
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,807
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,769
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	2,785	2,734
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,668
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,315	8,308
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,945	5,960
2%, tender 6/1/21 (a)	11,865	11,832
Plano Independent School District Series 2016 A, 5% 2/15/22	7,270	8,066
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,046
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,965
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	980	1,052
5% 9/15/21	980	1,075
5% 9/15/22	3,365	3,752
San Antonio Wtr. Sys. Rev. Series 2012, 4% 5/15/19	1,465	1,504
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,666
5% 10/1/21	2,935	3,227
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	806
5% 8/15/23	980	1,113
Series 2013:
4% 9/1/18	390	394
5% 9/1/19	640	668
5% 9/1/20	895	956
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,335	2,394
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,329
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,715
Series 2017 A, 5% 2/15/24	1,955	2,236
5.75% 7/1/18	925	934
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,605	13,315
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,765
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	1,760	1,939
Series 2010, 5% 8/15/22	2,670	3,000
Series 2016 E, 5% 8/15/22	1,495	1,680

TOTAL TEXAS		214,259

Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21 (d)	12,655	13,861
Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	621
5% 7/15/21	390	430
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	2,150	2,398
Fairfax County Gen. Oblig. 5% 10/1/21	2,935	3,249
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,575
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,332
5% 6/15/25	980	1,112
5% 6/15/26	1,680	1,917
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	3,695	4,138
Series 2016 A, 5% 8/1/22	5,230	5,856
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	11,525	12,921
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,445	2,439

TOTAL VIRGINIA		38,988

Washington - 1.3%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,345	1,420
5% 1/1/21	1,825	1,977
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (b)	2,870	3,081
5% 10/1/21 (b)	2,720	2,982
5% 10/1/22 (b)	2,445	2,722
5% 10/1/23 (b)	2,965	3,351
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	206
4% 1/1/21 (Escrowed to Maturity)	1,760	1,859
5% 1/1/21	1,730	1,874
Series 2017:
5% 1/1/22	785	869
5% 1/1/25	660	768
5% 1/1/26	390	460
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	4,890	4,932
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,114
5% 8/15/26	1,955	2,236
5% 8/15/27	2,125	2,447
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	8,390	9,283

TOTAL WASHINGTON		41,581

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	6,610	6,487
1.9%, tender 4/1/19 (a)	6,150	6,126

TOTAL WEST VIRGINIA		12,613

Wisconsin - 0.4%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,145	3,475
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,300	1,399
5% 12/1/22 (b)	1,440	1,599
5.25% 12/1/23 (b)	1,505	1,712
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/19 (c)	340	350
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (c)	365	402
Series 2017 B-1 3.95% 11/15/24 (c)	210	213
Series 2017 B-2, 3.5% 11/15/23 (c)	275	277
Series 2017 B-3, 3% 11/15/22 (c)	370	371
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	365	365
4% 5/1/19	280	285
5% 5/1/20	400	421
5% 5/1/21	625	670
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,503

TOTAL WISCONSIN		13,042

TOTAL MUNICIPAL BONDS
(Cost $2,730,072)		2,717,453

Municipal Notes - 12.7%
Connecticut - 0.5%
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	13,890	$13,905
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	1,310	1,311

TOTAL CONNECTICUT		15,216

Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.76% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	13,990	13,990
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	2,250	2,256
New Jersey - 1.8%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	2,800	2,812
Hackensack City Tax Appeal Nts BAN Series 2017, 1.5% 4/18/18	5,282	5,281
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	2,100	2,109
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	6,945	6,994
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	9,129	9,179
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	2,200	2,203
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	2,300	2,305
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	9,586	9,591
Plainfield Gen. Oblig. BAN Series 2017, 2% 8/28/18	2,054	2,056
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	2,500	2,504
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	2,479	2,486
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	7,923	7,957

TOTAL NEW JERSEY		55,477

New York - 5.7%
Binghamton Gen. Oblig. BAN Series 2017, 2.5% 11/16/18	16,130	16,209
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	3,130	3,137
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	2,835	2,838
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	5,185	5,193
Copiague Union Free School District TAN Series 2017, 2% 6/21/18	5,085	5,089
Corning School District Gen. Oblig. BAN Series 2017 B, 2.25% 6/21/18	4,010	4,016
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	2,055	2,059
Elmira City School District BAN Series B, 2.25% 6/28/18	2,740	2,743
Gloversville School District BAN Series 2017, 2.25% 10/19/18	3,620	3,630
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	8,400	8,472
Jamestown City School District BAN Series 2017, 2.5% 6/21/18	11,540	11,555
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	3,425	3,432
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	2,350	2,352
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	2,350	2,353
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	5,072	5,083
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	5,480	5,493
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	3,670	3,674
Rome City School District BAN Series 2017, 2.25% 8/3/18	7,140	7,149
Schoharie County BAN Series 2017, 2.5% 11/8/18	5,870	5,899
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	6,465	6,474
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	29,735	29,814
Series 2017, 2.5% 7/25/18	15,260	15,298
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18	14,185	14,205
Series B, 2.25% 7/10/18	12,030	12,047

TOTAL NEW YORK		178,214

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18	4,800	4,809
Brunswick Ohio City School District BAN Series 2017, 2.5% 5/31/18	2,500	2,503

TOTAL OHIO		7,312

South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.73% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	6,555	6,555
Texas - 3.8%
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	119,240	120,447
TOTAL MUNICIPAL NOTES
(Cost $400,103)		399,467
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $3,130,175)		3,116,920
NET OTHER ASSETS (LIABILITIES) - 1.0%		31,971
NET ASSETS - 100%		$3,148,891

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,498,000 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

March 31, 2018

CMB-QTLY-0518
1.967797.104

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 43.4%
	Principal Amount	Value
Alabama - 0.4%
Mobile County Board of School Commissioners:
Series 2016 A, 3% 3/1/19	$410,000	$414,608
Series 2016 B, 5% 3/1/19	670,000	689,584
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	3,465,000	3,458,763
Series 2009 E, 1.85%, tender 3/24/20 (a)	1,570,000	1,561,239

TOTAL ALABAMA		6,124,194

Alaska - 0.0%
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21	440,000	470,686
Arizona - 0.7%
Arizona Board of Regents Arizona State Univ. Rev. Series 2016 A, 5% 7/1/19	370,000	385,288
Arizona School Facilities Board Ctfs. of Prtn. Series 2015 A, 5% 9/1/19	520,000	543,670
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	6,325,000	6,275,096
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	811,825
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	275,000	276,636
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	2,360,000	2,489,470

TOTAL ARIZONA		10,781,985

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,336,766
California - 0.2%
Encinitas Union School District Series 1996, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,605,000	2,497,414
Colorado - 1.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	185,000	197,367
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	4,375,000	4,500,431
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	1,060,000	1,114,134
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,810,000	7,763,374
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165,000	5,134,165
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,480,000	3,398,812
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,241,760
Series 2015 A:
2.35% 9/1/20	300,000	303,024
5% 9/1/20	745,000	798,796

TOTAL COLORADO		24,451,863

Connecticut - 5.4%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	745,000	773,243
Series 2008 A, 4% 4/15/19	440,000	440,717
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.68% 5/15/19 (a)(c)	3,720,000	3,743,659
Series 2011 D:
5% 11/1/18	245,000	249,469
5% 11/1/19	835,000	873,301
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.68% 4/15/19 (a)(c)	1,505,000	1,514,045
SIFMA Municipal Swap Index + 1.250% 2.83% 4/15/20 (a)(c)	9,665,000	9,815,194
Series 2012 C:
5% 6/1/19	370,000	382,972
5% 6/1/20	1,940,000	2,056,943
Series 2012 D:
SIFMA Municipal Swap Index + 0.770% 2.35% 9/15/18 (a)(c)	2,245,000	2,247,155
SIFMA Municipal Swap Index + 0.920% 2.5% 9/15/19 (a)(c)	1,870,000	1,882,043
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 2.13% 3/1/19 (a)(c)	795,000	795,223
SIFMA Municipal Swap Index + 0.650% 2.23% 3/1/20 (a)(c)	220,000	220,737
5% 10/15/19	1,040,000	1,086,550
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.46% 8/15/19 (a)(c)	745,000	749,142
2.46% 8/15/18 (a)	2,230,000	2,232,542
5% 8/15/20	560,000	596,618
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2.07% 3/1/19 (a)(c)	310,000	309,919
Series 2014 C:
5% 6/15/18	705,000	709,590
5% 6/15/20	1,155,000	1,225,836
Series 2014 E, 5% 9/1/19	1,245,000	1,296,518
Series 2014 H, 5% 11/15/18	235,000	239,571
Series 2015 C, SIFMA Municipal Swap Index + 0.750% 2.33% 6/15/18 (a)(c)	590,000	590,189
Series 2015 E, 5% 8/1/19	570,000	592,281
Series 2015 F:
5% 11/15/18	1,785,000	1,819,718
5% 11/15/20	530,000	567,800
Series 2016 B:
5% 5/15/19	2,240,000	2,317,078
5% 5/15/20	1,020,000	1,080,251
5% 5/15/21	5,345,000	5,756,458
Series 2016 E:
4% 10/15/19	2,565,000	2,641,283
5% 10/15/20	3,265,000	3,491,526
Series 2016 G:
5% 11/1/18	1,600,000	1,629,184
5% 11/1/19	1,490,000	1,558,346
Series 2017 A, 5% 4/15/20	7,440,000	7,864,154
Series 2017 B:
5% 4/15/19	1,880,000	1,940,329
5% 4/15/20	300,000	317,103
Series 2018 A, 5% 4/15/20 (d)	1,315,000	1,389,179
Series 2018 B:
5% 4/15/21 (d)	3,285,000	3,530,685
5% 4/15/22 (d)	1,315,000	1,434,468
Series A:
5% 4/15/20	385,000	385,886
5% 2/15/21	300,000	307,791
Series B, 5% 4/15/21	835,000	836,912
Series D, SIFMA Municipal Swap Index + 1.020% 2.6% 8/15/20 (a)(c)	615,000	622,312
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	1,605,000	1,603,539
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 1.665%, tender 7/1/19 (a)(c)	3,125,000	3,128,250
Series 2010 A2, 1.2%, tender 2/1/19 (a)	1,445,000	1,440,376
Series 2008 C, 5% 7/1/22	1,600,000	1,613,040
Series 2011F, 5% 7/1/18	2,015,000	2,030,777
Series 2016 CT, 3% 12/1/19	445,000	454,060
Series A, 5% 7/1/20	1,400,000	1,493,282
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2014 A, 5% 9/1/20	420,000	447,665
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (b)	725,000	751,165
5% 6/15/20 (b)	920,000	972,964
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/19 (FSA Insured)	370,000	381,429
5% 3/1/20 (FSA Insured)	185,000	196,501
5% 3/1/21 (FSA Insured)	255,000	275,923
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	480,000	492,926

TOTAL CONNECTICUT		89,395,817

District Of Columbia - 0.0%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	280,000	280,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2012 A, 5% 10/1/18 (b)	150,000	152,360

TOTAL DISTRICT OF COLUMBIA		432,360

Florida - 2.8%
Broward County Arpt. Sys. Rev. Series 2012 P1, 4% 10/1/19 (b)	540,000	556,470
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	230,000	233,091
Broward County School Board Ctfs. of Prtn. Series 2011 A, 5% 7/1/19	610,000	634,284
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/19	3,960,000	4,106,718
Series 2012 A1:
5% 6/1/19	5,215,000	5,408,216
5% 6/1/21	7,885,000	8,600,879
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	2,905,000	2,899,945
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C, 5% 10/1/18	205,000	208,563
Florida Muni. Pwr. Agcy. Rev. Series 2008, 5% 10/1/18	370,000	376,190
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 B, 4.25% 10/1/18 (b)	125,000	126,644
Series 2016, 5% 10/1/20 (b)	150,000	160,935
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	370,000	371,373
5% 6/1/19	185,000	191,031
Lake County School Board Ctfs. of Prtn. Series 2014 A, 4% 6/1/18 (FSA Insured)	70,000	70,270
Lakeland Hosp. Sys. Rev. Series 2016:
4% 11/15/18	370,000	375,239
5% 11/15/19	195,000	204,768
Lee County Arpt. Rev. Series 2010A, 5.5% 10/1/18 (FSA Insured) (b)	780,000	794,453
Miami-Dade County Aviation Rev.:
Series 2010 B, 5% 10/1/18	675,000	686,192
Series 2012 A, 5% 10/1/21 (b)	710,000	776,016
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/18	440,000	443,599
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,210,000	1,253,415
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District proj.) Series 2012 B-1, 5% 10/1/19	415,000	433,990
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	416,444
Series 2008 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	240,000	240,650
Series 2014 D:
5% 11/1/19	955,000	1,000,945
5% 11/1/20	485,000	522,006
Series 2015 A:
5% 5/1/19	3,310,000	3,421,415
5% 5/1/20	1,300,000	1,381,705
5% 5/1/21	685,000	745,390
Series 2016 C, 5% 2/1/20	1,360,000	1,435,344
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	530,000	536,153
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/18	1,370,000	1,381,481
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	260,000	267,605
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds:
(Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	2,010,000	2,015,648
Series 2008, 5.35%, tender 5/1/18 (AMBAC Insured) (a)	1,225,000	1,228,442
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (b)	745,000	777,966
Series 2013, 5% 10/1/20 (b)	490,000	524,359
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A:
5% 9/1/18	295,000	299,062
5% 9/1/19	375,000	391,586
5% 9/1/20	435,000	464,606

TOTAL FLORIDA		45,963,088

Georgia - 2.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 1.8%, tender 4/3/18 (a)	10,120,000	10,120,000
Clarke County Hosp. Auth. Series 2016:
5% 7/1/18	670,000	675,461
5% 7/1/19	855,000	888,926
5% 7/1/20	560,000	597,951
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	95,000	98,002
5% 4/1/20	130,000	137,903
(Wellstar Health Sys., Inc. proj.) Series 2017 A, 5% 4/1/21	300,000	325,578
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	110,000	111,317
5% 4/1/20	110,000	116,687
5% 4/1/21	245,000	265,889
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	395,075
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	355,000	361,433
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	400,000	409,876
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	140,000	141,337
Series 2008 A:
5.25% 1/1/19	415,000	425,246
5.25% 1/1/21	400,000	431,860
Series 2009 B, 5% 1/1/20	8,800,000	9,236,128
Series 2011 A:
5% 1/1/19	2,170,000	2,219,585
5% 1/1/20	360,000	377,842
5% 1/1/21	85,000	91,208
Series 2015 A:
5% 1/1/20	290,000	304,372
5% 1/1/21	745,000	799,407
Series 2016 A:
4% 1/1/19	650,000	660,075
4% 1/1/21	820,000	858,187
5% 1/1/19	1,115,000	1,140,478
Series GG:
5% 1/1/20	355,000	372,906
5% 1/1/21	635,000	683,489
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	150,000	151,796
3% 4/1/20	110,000	112,400
3% 4/1/21	100,000	102,745
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	100,775
5% 4/1/21	240,000	260,462

TOTAL GEORGIA		32,974,396

Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	485,000	488,977
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/20	445,000	475,772
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	721,499

TOTAL IDAHO		1,197,271

Illinois - 3.5%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	745,000	802,298
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	1,620,000	1,705,520
Chicago O'Hare Int'l. Arpt. Rev. Series 2015 A, 5% 1/1/19 (b)	355,000	363,328
Chicago Park District Gen. Oblig. Series 2011 B, 4% 1/1/19	200,000	202,504
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
2% 6/1/18	150,000	150,026
4% 6/1/19	1,070,000	1,094,289
5% 6/1/20	2,050,000	2,177,592
5% 6/1/21	975,000	1,056,344
Chicago Wastewtr. Transmission Rev. Series 2001, 5.5% 1/1/20	530,000	560,878
Cook County Gen. Oblig.:
Series 2014 A, 5% 11/15/18	1,270,000	1,295,019
Series 2018:
3% 11/15/18	1,425,000	1,435,688
5% 11/15/19	1,115,000	1,166,658
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,150,543
(IL Wtr. State Rev. Fund Proj.) Series 2016 4% 7/1/18	1,245,000	1,252,321
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	1,415,000	1,484,024
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,078,181
Series 2008 B, 5.5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	185,000	187,697
Series 2008 D, 5.5% 11/1/18	455,000	464,974
Series 2011 A, 5% 8/15/18	1,860,000	1,881,595
Series 2012 A:
5% 5/15/18	1,255,000	1,259,694
5% 5/15/19	485,000	500,598
Series 2015 A, 5% 11/15/18	400,000	407,808
Series 2016 A:
5% 8/15/18	370,000	373,149
5% 7/1/19	445,000	461,372
5% 8/15/19	370,000	380,930
Series 2016 D, 5% 2/15/20	1,475,000	1,560,108
Series 2016:
4% 11/15/18	280,000	283,738
5% 11/15/19	260,000	272,639
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	410,000	420,504
Series 2007 A, 5% 6/1/18 (FSA Insured)	325,000	325,692
Series 2008, 4.5% 4/1/18	280,000	280,000
Series 2016, 5% 6/1/19	350,000	358,967
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	430,000	456,144
Series 2015 A:
5% 2/1/19	5,145,000	5,286,024
5% 2/1/21	980,000	1,059,850
Illinois Reg'l. Trans. Auth.:
Series 2010A, 5% 7/1/20	1,305,000	1,368,762
Series 2011 A:
5% 6/1/18 (FSA Insured)	535,000	537,846
5% 6/1/19 (FSA Insured)	305,000	315,800
Series 2014 A:
4% 6/1/18	300,000	301,116
5% 6/1/19	585,000	605,715
Series 2016 A, 5% 6/1/18	1,130,000	1,136,012
Series 2017 A:
5% 7/1/20	520,000	554,174
5% 7/1/21	520,000	566,186
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B-1, 5% 12/1/18	1,600,000	1,634,848
Metropolitan Pier& Exposition Series 1993, 0% 6/15/18 (Escrowed to Maturity)	80,000	79,737
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/18	10,985,000	11,041,463
5.125% 6/1/19	1,110,000	1,150,759
5.25% 6/1/20	1,535,000	1,635,589
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 A, 5% 10/1/18	370,000	375,454
Univ. of Illinois Rev.:
Series 2001 B, 5.5% 4/1/19	315,000	325,011
Series A, 0% 4/1/18	595,000	595,000
Will County Illinois Series 2016, 4% 11/15/18	645,000	654,533

TOTAL ILLINOIS		58,074,701

Indiana - 0.6%
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	340,000	356,126
Indiana Fin. Auth. Hosp. Rev. Series 2017 A, 5% 11/1/18	670,000	682,965
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/18	110,000	110,514
3% 9/1/19	185,000	187,636
4% 9/1/20	370,000	386,883
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/18	965,000	980,951
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	1,210,000	1,234,490
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/19	790,000	809,300
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	645,000	660,274
Series 2016, 5% 1/1/20 (b)	2,000,000	2,105,820
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,650,000	1,789,689

TOTAL INDIANA		9,304,648

Kansas - 0.1%
Johnson County Unified School District # 233 Series 2016 A:
2% 9/1/18	930,000	931,665
5% 9/1/20	930,000	1,000,810
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2014 A, 4% 9/1/18	550,000	555,445

TOTAL KANSAS		2,487,920

Kentucky - 2.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	595,000	610,297
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	12,000,000	11,852,040
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	160,000	168,325
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series 2009, 5.25% 2/1/19 (Assured Guaranty Corp. Insured)	465,000	478,266
Series D:
5% 5/1/20	2,420,000	2,565,466
5% 5/1/21	555,000	602,025
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	835,000	910,726
Series 2005:
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	945,201
5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,120,025
(No. 108 Proj.) Series 2015 B, 5% 8/1/18	465,000	470,059
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,600,819
(Proj. No. 98) Series 2010, 4% 8/1/19	675,000	694,116
(Rev. Rfdg. Bonds Proj.) Series A, 5% 8/1/18	1,355,000	1,369,742
Series 2009 A, 5% 8/1/18	1,415,000	1,430,395
Series 2016 B, 5% 11/1/19	1,490,000	1,562,384
Series B, 5% 8/1/21	500,000	544,670
Louisville & Jefferson County:
(Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	1,415,000	1,477,189
Series 2016 A, 5% 10/1/18	1,485,000	1,507,691
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	2,245,000	2,236,200
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	370,000	369,800

TOTAL KENTUCKY		32,515,436

Louisiana - 1.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	835,000	866,530
5% 6/1/20	4,450,000	4,740,630
5% 6/1/21 (FSA Insured)	1,600,000	1,749,888
Louisiana Gen. Oblig. Series 2016 A:
4% 9/1/19	1,115,000	1,150,914
5% 9/1/20	1,625,000	1,744,340
Louisiana Local Govt. Envir. Facilities Bonds Series 2013, 1 month U.S. LIBOR + 0.700% 1.88%, tender 4/2/18 (a)(c)	6,155,000	6,156,970
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	564,434
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	745,000	784,075
Series 2009 A:
5% 7/1/19	1,380,000	1,433,365
5.25% 7/1/20	2,530,000	2,711,831
Series 2015, 5% 7/1/18	2,135,000	2,151,995
New Orleans Aviation Board Rev.:
Series 2017 D1:
5% 1/1/19	445,000	456,040
5% 1/1/20	745,000	786,400
Series 2017 D2:
5% 1/1/19 (b)	560,000	573,474
5% 1/1/20 (b)	150,000	158,070
5% 1/1/21 (b)	370,000	398,560
5% 1/1/22 (b)	655,000	718,823
Tobacco Settlement Fing. Corp.:
Series 2013 A:
5% 5/15/18	895,000	898,786
5% 5/15/21	465,000	506,938
Series 2013A, 5% 5/15/19	3,225,000	3,346,905

TOTAL LOUISIANA		31,898,968

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	264,978
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2013 A, 1 month U.S. LIBOR + 0.580% 1.695%, tender 4/2/18 (a)(c)	200,000	200,032
Massachusetts - 1.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	370,000	390,890
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	814,932
Series 2013 F, 4% 7/1/18	415,000	417,233
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/21 (b)	1,405,000	1,515,124
Series 2017 A:
3% 7/1/19 (b)	185,000	187,009
4% 7/1/20 (b)	280,000	290,284
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	3,720,000	3,648,167
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	135,000	134,274
Series 2007 A, 3 month U.S. LIBOR + 0.460% 1.648% 11/1/18 (a)(c)	1,025,000	1,025,287
Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.05% 2/1/19 (a)(c)	5,580,000	5,587,198
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.18% 2/1/20 (a)(c)	13,020,000	13,110,749
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2010, 5% 7/1/21	420,000	437,195
Series 2009 D, 5% 7/1/18	370,000	372,890

TOTAL MASSACHUSETTS		27,931,232

Michigan - 2.9%
Battle Creek School District Series 2016, 5% 5/1/18	860,000	862,193
Chippewa Valley Schools Series 2016, 5% 5/1/19	1,445,000	1,496,009
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	255,000	265,962
Series 2016, 5% 5/1/18	670,000	671,762
Fenton Area Pub. Schools Gen. Oblig. Series 2017, 2% 5/1/18	370,000	370,104
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	285,000	298,258
5% 10/1/20	400,000	430,476
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	370,000	378,477
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	1,560,000	1,612,510
5% 5/1/19 (FSA Insured)	335,000	346,276
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	975,000	1,029,561
Huron Valley School District:
(Michigan Gen. Oblig. Proj.) Series 2015, 5% 5/1/18	515,000	516,334
Series 2011, 5% 5/1/21	1,475,000	1,602,735
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	570,000	589,186
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	745,000	769,041
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	506,510
Lake Orion Cmnty. School District 5% 5/1/19	670,000	692,921
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	415,000	424,338
4% 5/1/20	905,000	943,906
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	745,000	769,674
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	403,370
Bonds:
Series 2015 D1, 1 month U.S. LIBOR + 0.680% 1.876%, tender 4/5/18 (a)(c)	1,375,000	1,375,151
1.1%, tender 8/15/19 (a)	975,000	965,435
Series 2010 A, 5% 12/1/18	445,000	454,545
Series 2014, 4% 6/1/18	335,000	336,260
Series 2015 A, 5% 5/15/19	355,000	367,414
Series 2016:
3% 1/1/19	75,000	75,617
3% 1/1/20	110,000	111,874
5% 11/15/18	975,000	993,964
5% 11/15/19	370,000	387,986
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	3,720,000	3,801,542
5% 3/15/20	815,000	863,941
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	2,930,000	2,928,857
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	530,000	548,709
5% 5/1/20	630,000	669,596
Portage Pub. Schools Series 2016:
5% 5/1/19	465,000	481,415
5% 5/1/20	500,000	531,740
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	585,051
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	305,000	305,778
Royal Oak City School District Series 2018, 4% 5/1/20	300,000	313,272
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/18	495,000	501,692
Warren Consolidated School District Series 2016:
4% 5/1/18	660,000	661,142
4% 5/1/19	745,000	761,926
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (b)	6,325,000	6,455,169
Series 2017 A:
5% 12/1/18	870,000	889,418
5% 12/1/19	930,000	979,876
5% 12/1/20	445,000	476,782
Series 2017 B:
5% 12/1/18 (b)	300,000	306,174
5% 12/1/19 (b)	490,000	514,133
5% 12/1/20 (b)	535,000	573,499
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	840,000	842,125
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/18	520,000	530,572
Series 2013, 5% 11/15/19	370,000	388,837
Ypsilanti School District Series A:
4% 5/1/18	260,000	260,458
4% 5/1/19	1,375,000	1,403,861
Zeeland Pub. Schools:
Series 2015, 5% 5/1/21	1,285,000	1,390,293
4% 5/1/18	270,000	270,535
4% 5/1/18 (FSA Insured)	215,000	215,391

TOTAL MICHIGAN		48,499,633

Missouri - 0.1%
Kansas City Santn Swr. Sys. R Series 2018 B, 5% 1/1/20 (d)(e)	300,000	310,335
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	628,014

TOTAL MISSOURI		938,349

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	780,000	801,146
5% 2/15/20	1,290,000	1,363,698

TOTAL MONTANA		2,164,844

Nevada - 0.7%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (b)	2,250,000	2,451,330
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,080,000	3,044,826
Clark County School District:
Series 2007 A:
4% 6/15/18	1,235,000	1,240,891
4.5% 6/15/19	250,000	258,008
Series 2008 A, 5% 6/15/19 (Pre-Refunded to 6/15/18 @ 100)	270,000	271,890
Series 2012 A, 5% 6/15/19	980,000	1,015,966
Series 2015 A, 5% 6/15/18	165,000	166,110
Series 2015 D, 5% 6/15/20	440,000	469,436
Series 2016 A, 5% 6/15/21	425,000	463,764
Series 2016 F, 5% 6/15/18	930,000	936,259
Series 2017 B, 5% 6/15/19	595,000	616,837
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B, 5% 6/1/18	125,000	125,706
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,040,000	1,030,942

TOTAL NEVADA		12,091,965

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	460,000	466,941
3% 10/1/21	570,000	581,782
Series 2016:
3% 10/1/18	835,000	839,701
3% 10/1/20	820,000	835,236

TOTAL NEW HAMPSHIRE		2,723,660

New Jersey - 3.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	6,735,000	7,000,157
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	391,000	406,272
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	295,000	303,714
Series 2009 AA, 5.25% 12/15/20	745,000	773,183
Series 2011 EE, 4.5% 9/1/20	170,000	177,619
Series 2017 B, 5% 11/1/19	2,480,000	2,584,309
Series 2008, 5% 5/1/18	1,090,000	1,092,474
Series 2010 DD, 5% 12/15/18	1,430,000	1,458,014
Series 2011 EE, 5% 9/1/18	1,140,000	1,153,520
Series 2013, 5% 3/1/20	1,175,000	1,228,110
Series 2014 PP, 5% 6/15/19	985,000	1,017,219
Series 2015 XX, 5% 6/15/19	840,000	867,476
Series 2016 AAA, 5% 6/15/18	225,000	226,314
Series 2017 DDD:
5% 6/15/19	370,000	382,103
5% 6/15/20	370,000	389,344
Series EE, 5.25% 9/1/19	1,370,000	1,426,745
Series PP, 5% 6/15/20	150,000	157,842
New Jersey Edl. Facilities Auth. Rev. Series 2010 H, 5% 7/1/18 (Escrowed to Maturity)	93,000	93,781
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	379,248
Series 2014, 5% 6/1/18	195,000	195,917
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	445,000	464,317
Series 2014, 5% 6/1/19	465,000	482,010
Series 2016 T:
5% 6/1/19	500,000	518,290
5% 6/1/20	510,000	542,411
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2016, 5% 7/1/18	2,430,000	2,449,634
Series 2008:
5% 7/1/18	2,915,000	2,939,486
5% 7/1/18	135,000	136,091
Series 2010, 5% 1/1/19	165,000	169,006
Series 2013 A, 5% 7/1/18	135,000	136,104
Series 2016 A, 5% 7/1/19	300,000	311,451
Series 2016:
5% 7/1/19	755,000	784,672
5% 7/1/20	1,500,000	1,603,365
4% 7/1/19 (Escrowed to Maturity)	180,000	184,802
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	1,085,000	1,106,168
Series 2013, 5% 12/1/19 (b)	500,000	522,365
Series 2017 1B:
5% 12/1/19 (b)	1,320,000	1,379,044
5% 12/1/20 (b)	2,075,000	2,210,996
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.505% 1/1/21 (a)(c)	485,000	485,674
New Jersey Trans. Trust Fund Auth.:
(New Jersey Gen. Oblig. Proj.):
Series 2011 A, 5% 6/15/18	550,000	553,212
Series 2015 AA, 4% 6/15/18	385,000	386,486
(New Jersey St Grant Anticipati Proj.) Series 2016 A-1, 5% 6/15/21	665,000	669,243
Series 1999 A:
5.75% 6/15/18	405,000	407,965
5.75% 6/15/20	205,000	215,783
Series 2010 D, 5% 12/15/18	150,000	152,939
Series 2011 B, 5% 6/15/18	790,000	794,614
Series 2012 AA, 4% 6/15/18	875,000	878,378
Series 2013 A:
5% 6/15/18	1,320,000	1,327,709
5% 12/15/19	195,000	203,789
5% 6/15/20	345,000	363,037
Series 2013 AA, 5% 6/15/19	355,000	366,612
Series 2016 A, 5% 6/15/20	6,490,000	6,829,297
Series AA:
5% 6/15/19	4,685,000	4,838,246
5% 6/15/20	125,000	131,535
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/19	1,545,000	1,598,751

TOTAL NEW JERSEY		57,456,843

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,479,734
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,291,043

TOTAL NEW MEXICO		2,770,777

New York - 0.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/19 (FSA Insured)	400,000	391,540
New York City Gen. Oblig. Series 2015 F, SIFMA Municipal Swap Index + 0.650% 2.23% 2/15/19 (a)(c)	745,000	746,371
New York Metropolitan Trans. Auth. Rev. Series 2017 C:
4% 2/15/19	1,490,000	1,520,336
4% 2/15/19	3,720,000	3,795,739
4% 5/15/19	4,315,000	4,426,931

TOTAL NEW YORK		10,880,917

North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Series 2010 B, 5.25% 7/1/18 (b)	560,000	564,894
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	330,000	348,338
Series 2012 A, 5% 1/1/19	485,000	497,144
Series C, 5% 1/1/21	355,000	363,808

TOTAL NORTH CAROLINA		1,774,184

Ohio - 2.2%
Allen County Hosp. Facilities Rev.:
(Mercy Health Proj.) Series 2010B, 5% 9/1/18	745,000	754,797
Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.33%, tender 5/1/20 (a)(c)	9,670,000	9,672,224
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	1,665,000	1,741,590
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,405,000	1,469,405
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5% 6/1/18	315,000	316,651
(Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	645,000	684,158
Kent State Univ. Revs. Series 2009 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	230,000	230,619
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	150,000	153,984
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	156,752
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.8% 12/1/20 (a)(c)	18,785,000	18,779,928
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	880,000	929,447
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	555,000	568,559
Univ. of Cincinnati Gen. Receipts Series 2009 C, 5% 6/1/18 (Assured Guaranty Corp. Insured)	370,000	372,050

TOTAL OHIO		35,830,164

Oklahoma - 0.1%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/18	260,000	264,259
5% 10/1/19	345,000	361,312
5% 10/1/21	510,000	556,517

TOTAL OKLAHOMA		1,182,088

Oregon - 0.1%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	260,000	269,870
Series 2011 C, 5% 10/1/20	310,000	333,619
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	355,000	357,922

TOTAL OREGON		961,411

Pennsylvania - 2.8%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,401,635
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	1,450,000	1,482,596
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A:
5% 5/15/18	1,465,000	1,470,772
5% 5/15/19	780,000	808,252
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	451,767
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	370,000	374,155
4% 10/1/19	745,000	768,728
Monroeville Fin. Auth. UPMC Rev. Series 2014 B, 3% 2/1/19	145,000	146,576
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2009 A, 5% 6/1/18	2,600,000	2,613,494
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 2014 A, 4% 2/1/19	130,000	132,478
Series 2016, 4% 3/15/19	2,320,000	2,370,506
Pennsylvania Gen. Oblig.:
Series 2010 A:
5% 5/1/19	500,000	517,540
5% 5/1/20	575,000	610,046
Series 2014, 5% 7/1/18	465,000	468,999
Series 2016:
5% 1/15/19	240,000	246,226
5% 9/15/19	6,010,000	6,289,285
5% 9/15/20	1,030,000	1,102,996
5% 1/15/21	420,000	452,512
5% 1/15/22	2,685,000	2,946,143
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 1, 5% 4/1/18	630,000	630,000
Series 2010 E:
5% 5/15/18	1,520,000	1,525,989
5% 5/15/19	825,000	854,882
Series 2012, 4% 4/1/18	335,000	335,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.73% 12/1/19 (a)(c)	525,000	530,308
series 2015 A-2, SIFMA Municipal Swap Index + 0.650% 2.23% 12/1/18 (a)(c)	2,010,000	2,011,869
Philadelphia Arpt. Rev.:
Series 2010 C, 5% 6/15/18 (b)	330,000	332,228
Series 2010 D, 5% 6/15/21 (b)	1,425,000	1,520,019
Series 2011 A:
5% 6/15/18 (b)	1,005,000	1,011,784
5% 6/15/21 (b)	510,000	553,054
Series 2015 A, 5% 6/15/19 (b)	890,000	923,420
Philadelphia Gas Works Rev.:
Series 15, 4% 8/1/20	370,000	386,395
Series 2015 13, 5% 8/1/20	1,735,000	1,851,124
Series 2015, 5% 8/1/19	855,000	890,141
Series 2016, 5% 10/1/20	995,000	1,065,774
5% 10/1/19	3,715,000	3,885,593
Philadelphia School District:
Series 2016 D, 5% 9/1/18	560,000	567,297
Series 2016 F, 5% 9/1/19	745,000	777,422
Pittsburgh & Alleg County Parkin Series 2017:
3% 12/15/18	460,000	463,878
4% 12/15/19	245,000	253,560
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	161,778
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010B:
5% 11/15/18	420,000	428,434
5% 11/15/19	600,000	631,038
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	280,000	289,260

TOTAL PENNSYLVANIA		46,534,953

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	1,680,000	1,745,134
Tobacco Setlement Fing. Corp. Series 2015 A, 4% 6/1/18	385,000	386,521

TOTAL RHODE ISLAND		2,131,655

South Carolina - 0.9%
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2009 A, 5% 1/1/20	4,645,000	4,897,363
Series 2017 A, 5% 1/1/19	410,000	419,955
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,170,000	1,194,629
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	560,000	591,545
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	225,000	232,985
5% 1/1/19 (Escrowed to Maturity)	455,000	466,220
Series 2011 B:
4% 12/1/19	600,000	620,298
4% 12/1/20	2,130,000	2,230,770
Series 2012 D, 4% 12/1/19	195,000	201,597
Series 2015 C, 5% 12/1/19	3,620,000	3,801,326

TOTAL SOUTH CAROLINA		14,656,688

Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	370,000	373,041
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	1,950,000	2,035,137
Series 2011 C, 5% 7/1/19 (b)	210,000	217,883
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,375,000	2,346,429

TOTAL TENNESSEE		4,972,490

Texas - 2.3%
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	395,000	412,242
5% 10/1/20	675,000	722,162
5% 10/1/21	810,000	884,455
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/18	800,000	810,320
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	500,000	514,010
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	1,610,000	1,654,919
5% 2/15/20	980,000	1,035,625
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	1,125,000	1,181,160
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.16%, tender 12/1/19 (a)	2,230,000	2,230,803
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.133%, tender 6/1/20 (a)(c)	1,935,000	1,945,584
Series 2013 A, 4% 12/1/18	675,000	684,659
Harris County Gen. Oblig. (Harris County Toll Road Auth.) Series 2012 A, SIFMA Municipal Swap Index + 0.780% 2.36% 8/15/18 (a)(c)	1,860,000	1,864,390
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	1,325,000	1,442,687
Series 2007 B, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,090,000	4,096,708
Series 2009A, 5% 7/1/20	1,585,000	1,597,775
Series 2011 A:
5% 7/1/18 (b)	75,000	75,614
5% 7/1/19 (b)	805,000	836,033
Series 2012 A, 5% 7/1/18 (b)	210,000	211,718
Series 2018 A, 5% 7/1/21 (b)	525,000	571,631
Houston Gen. Oblig. Series 2017 A, 5% 3/1/20	2,045,000	2,166,166
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	395,201
5% 10/15/21	185,000	201,332
Los Fresnos Independent School District Series 2015, 5% 8/15/19	335,000	350,052
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/19 (b)	745,000	780,842
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/19	265,000	274,747
Series 2008:
5% 5/15/18	350,000	351,425
5.5% 5/15/19	120,000	120,553
Series 2010 4% 5/15/18	440,000	441,280
Series 2010 A:
5% 5/15/20	2,740,000	2,915,935
5% 5/15/20	2,500,000	2,660,525
Series 2010:
5% 5/15/20	240,000	255,410
5% 5/15/21	1,255,000	1,336,123
Series 2014, 5% 5/15/18	430,000	431,750
5% 5/15/19	445,000	461,367
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	705,000	733,863
Royse City Independent School District Series 2014, 0% 2/15/20	415,000	401,496
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5.75% 7/1/18	125,000	126,221

TOTAL TEXAS		37,176,783

Virginia - 1.0%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2009 C, 5% 5/15/18 (Escrowed to Maturity)	460,000	461,909
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,105,000	2,097,127
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	1,390,000	1,384,482
Series 2008 B, 2.15%, tender 9/1/20 (a)	695,000	692,401
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	255,000	261,077
5% 1/1/20	370,000	389,710
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	8,240,000	8,176,799
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,135,000	2,127,015
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	1,555,000	1,550,957

TOTAL VIRGINIA		17,141,477

Washington - 0.8%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	330,000	332,699
Port of Seattle Rev. Series 2015 C, 5% 4/1/21 (b)	1,565,000	1,697,477
Tobacco Settlement Auth. Rev. Series 2013:
5% 6/1/18	3,645,000	3,665,886
5% 6/1/20	3,405,000	3,643,112
Washington Gen. Oblig.:
Series 2000 S-5, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	975,000	962,647
Series 2004 C, 0% 6/1/18	155,000	154,594
Washington Health Care Facilities Auth. Rev.:
( Multicare Med. Ctr.,Tacom,WA Proj.) Series 2015 B, 4% 8/15/18	745,000	751,385
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	950,000	994,555
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	790,000	828,189
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	350,000	385,392
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	500,000	497,955

TOTAL WASHINGTON		13,913,891

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	185,000	186,214
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,320,000	2,276,941
1.9%, tender 4/1/19 (a)	395,000	393,456

TOTAL WEST VIRGINIA		2,856,611

Wisconsin - 1.0%
Milwaukee County Arpt. Rev. Series 2016 A:
5% 12/1/18 (b)	520,000	530,873
5% 12/1/19 (b)	1,810,000	1,900,663
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	325,566
(Agnesian Healthcare Proj.) Series 2017:
3% 7/1/18	165,000	165,493
4% 7/1/19	300,000	307,293
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	4,060,000	4,318,013
5%, tender 6/1/21 (a)	3,995,000	4,344,882
Series 2013 B, 4%, tender 5/30/19 (a)	3,755,000	3,850,077
Series 2013 A, 5% 11/15/18	355,000	362,306
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/18	560,000	566,983

TOTAL WISCONSIN		16,672,149

TOTAL MUNICIPAL BONDS
(Cost $717,454,122)		714,124,264

Municipal Notes - 56.8%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.88% 4/5/18, VRDN (a)(b)	2,158,000	$2,158,000
California - 2.1%
California St Enterprise Dev. Auth. (Var Evapco Proj.) Series 2008, 1.66% 4/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	2,970,000	2,970,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.76% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,005,000	2,005,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.83% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	4,960,000	4,960,000
San Francisco City & County Arpt. Commission Participating VRDN Series Floaters 16 ZF0516, 1.83% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	9,300,000	9,300,000
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	14,880,000	14,880,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 2.25% 4/5/18, LOC Deutsche Bank AG, VRDN (a)(b)	1,040,000	1,040,000

TOTAL CALIFORNIA		35,155,000

Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.93% 4/5/18, LOC Deutsche Bank AG, VRDN (a)	2,585,000	2,585,000
Connecticut - 1.0%
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	5,815,000	5,821,397
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	500,000	500,265
Windham Gen. Oblig. BAN Series 2017, 2.25% 4/12/18	10,490,000	10,491,574

TOTAL CONNECTICUT		16,813,236

Florida - 2.4%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.75% 5/3/18, VRDN (a)(b)	840,000	840,000
Escambia County Solid Waste Disp. Rev. (VAR-Gulf Pwr. Co. Proj.) Series 2, 1.8% 3/30/18, VRDN (a)	4,500,000	4,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XL 00 51, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	29,068,000	29,068,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.36% 3/31/18, VRDN (a)(b)	5,650,000	5,650,000

TOTAL FLORIDA		40,058,000

Georgia - 0.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.86% 5/3/18, VRDN (a)(b)	9,050,000	9,050,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.8% 3/30/18, VRDN (a)(b)	6,000,000	6,000,000

TOTAL GEORGIA		15,050,000

Idaho - 0.1%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.85% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	790,000	790,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.83% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	1,116,000	1,116,000

TOTAL IDAHO		1,906,000

Illinois - 4.3%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.76% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	12,685,000	12,685,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.76% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	9,000,000	9,000,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	8,675,000	8,675,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.08% 4/5/18 (Liquidity Facility Citibank NA) (a)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(f)	9,080,500	9,080,500
Cook County Gen. Oblig. Participating VRDN:
Series 2015 XF0124, 1.88% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,720,000	3,720,000
Series XX 10 11, 1.73% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,955,000	4,955,000
Illinois Fin. Auth. Rev. Participating VRDN Series XF 01 04, 1.63% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.83% 4/5/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	6,621,500	6,621,500
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Floaters XM 03 78, 1.73% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,580,000	5,580,000

TOTAL ILLINOIS		71,012,000

Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.68% 4/5/18, VRDN (a)(b)	8,065,000	8,065,000
Kentucky - 0.3%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.78% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,165,000	4,165,000
Lexington-Fayette Urban County K Series 1998, 1.79% 4/5/18, LOC PNC Bank NA, VRDN (a)	235,000	235,000

TOTAL KENTUCKY		4,400,000

Louisiana - 6.5%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000
Series Floaters XL 00 46, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	19,351,500	19,351,500
Series Floaters ZM 05 58, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.8% 4/5/18, VRDN (a)	57,105,000	57,104,981
Series 2010 B1, 1.8% 4/5/18, VRDN (a)	19,440,000	19,440,000

TOTAL LOUISIANA		107,056,481

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.9% 4/5/18, LOC TD Banknorth, NA, VRDN (a)(b)	380,000	380,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.84% 4/5/18 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,055,000	2,055,000
Massachusetts - 0.5%
Haverhill Gen. Oblig. BAN Series A, 2.5% 6/8/18	3,042,768	3,047,363
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.78% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	4,959,000	4,959,000
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	893,000	895,286

TOTAL MASSACHUSETTS		8,901,649

Michigan - 0.3%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 2.05% 4/5/18, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	575,000	575,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.78% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,645,000	3,645,000

TOTAL MICHIGAN		4,220,000

Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.8% 3/30/18, VRDN (a)(b)	1,230,000	1,230,000
Missouri - 0.3%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters XF 25 24, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(f)	3,645,500	3,645,500
Saint Louis Arpt. Rev. RAN Series 2017 B, 5% 7/1/18 (b)	1,760,000	1,773,957

TOTAL MISSOURI		5,419,457

Nebraska - 0.1%
Stanton County Indl. Dev. Rev. Series 1998, 1.88% 4/5/18, VRDN (a)(b)	900,000	900,000
Nevada - 1.0%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.78% 4/5/18 (Liquidity Facility Citibank NA) (a)(f)	16,250,000	16,250,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.85% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	340,000	340,000

TOTAL NEVADA		16,590,000

New Jersey - 8.0%
Bloomingdale BAN Series 2018, 3% 3/5/19	6,868,381	6,936,653
Carteret Gen. Oblig. BAN:
Series 2017:
2.5% 6/1/18	5,357,000	5,363,375
2.5% 10/25/18	1,116,000	1,120,609
Series 2018, 2.75% 2/1/19	10,714,000	10,790,284
East Brunswick Township Gen. Oblig. BAN Series 2018, 3% 3/14/19	8,975,000	9,072,558
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	24,370,000	24,617,599
Hackensack City Tax Appeal Nts BAN Series 2017, 1.5% 4/18/18	2,232,000	2,231,710
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	820,000	823,633
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	2,900,000	2,920,387
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	4,020,000	4,042,030
Long Beach Township Gen. Oblig. BAN Series 2018 A, 3% 3/14/19	6,300,000	6,372,639
Long Branch Gen. Oblig. BAN Series 2018 B, 2.75% 2/8/19	23,534,415	23,711,864
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	900,000	901,179
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	893,000	894,804
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	3,274,000	3,275,539
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.92% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	6,512,627	6,512,627
Plainfield Gen. Oblig. BAN Series 2017, 2% 8/28/18	1,023,000	1,024,187
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	967,000	968,721
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	1,042,000	1,044,740
South Orange Village Township Rev. BAN Series 2017, 3% 7/12/18	7,587,250	7,614,033
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	3,274,000	3,288,209
Wood-Ridge Gen. Oblig. BAN Series 2017, 2.25% 9/14/18	7,302,320	7,318,239

TOTAL NEW JERSEY		130,845,619

New York - 10.3%
Binghamton Gen. Oblig. BAN:
Series 2017 B, 2.5% 4/20/18	7,140,000	7,142,428
Series 2017:
2.25% 6/29/18	8,115,000	8,126,767
2.5% 11/16/18	6,695,000	6,727,939
Broome County Gen. Oblig. BAN 2.5% 5/4/18	5,655,000	5,658,450
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	1,115,000	1,117,397
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	1,040,000	1,041,175
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	2,010,000	2,013,116
Chautauqua Lake Central School District BAN Series 2017, 2.25% 6/28/18	7,625,000	7,632,778
Copiague Union Free School District TAN Series 2017, 2% 6/21/18	2,085,000	2,086,501
Corning School District Gen. Oblig. BAN Series 2017 A, 2% 6/21/18	595,000	595,428
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	820,000	821,599
Eden BAN Series 2018, 3% 3/7/19	5,830,000	5,890,107
Elmira City School District BAN Series B, 2.25% 6/28/18	1,115,000	1,116,193
Gloversville School District BAN Series 2017, 2.25% 10/19/18	1,490,000	1,494,276
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	3,987,414	4,021,626
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	1,265,000	1,267,720
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	894,259	895,207
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	895,000	896,074
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 1.84% 4/5/18, LOC Bank of America NA, VRDN (a)	380,000	380,000
New York City Gen. Oblig. Series 2008 J5, 1.7% 3/30/18 (Liquidity Facility Bank of America NA), VRDN (a)	3,700,000	3,700,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 1.62% 3/30/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,350,000	10,350,000
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	2,085,000	2,089,462
Ogdensburg Enlrg Cty School District BAN Series 2017, 2.5% 6/20/18	33,055,000	33,111,855
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.82% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,075,000	5,075,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.88% 4/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,500,000	4,500,000
Poughkeepsie Town BAN Series 2018, 3% 3/8/19	7,450,000	7,531,652
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	2,010,000	2,014,603
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	1,415,000	1,416,387
Rome City School District BAN Series 2017, 2.25% 8/3/18	2,755,000	2,758,526
Schoharie County BAN Series 2017, 2.5% 11/8/18	2,390,000	2,401,639
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	2,530,000	2,533,466
Stillwater N Y BAN Series 2017, 2.25% 6/7/18	4,090,000	4,093,599
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18	5,805,000	5,813,127
Series B, 2.25% 7/10/18	4,910,000	4,916,923
Troy Rensselaer County BAN Series 2018 A, 2.75% 2/8/19	8,771,733	8,834,889
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.96% 4/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	205,000	205,000
1.96% 4/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	355,000	355,000
Whitney Point Central School District BAN Series 2017, 2.25% 8/17/18	7,969,014	7,978,338

TOTAL NEW YORK		168,604,247

North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.86% 4/5/18, VRDN (a)(b)	3,300,000	3,300,000
Ohio - 2.5%
American Muni. Pwr. BAN Series 2017:
2.25% 4/26/18	588,000	588,270
2.25% 5/1/18	747,950	748,354
Avon Lake BAN Series 2017, 2.5% 7/11/18	1,746,000	1,749,300
Belmont County BAN 2% 4/19/18	5,954,000	5,954,238
Brunswick Ohio City School District BAN Series 2017, 2.5% 5/31/18	1,115,000	1,116,249
Lakewood Income Tax Rev. BAN Series 2017, 2% 4/2/18	2,641,000	2,641,000
Lorain County Gen. Oblig. BAN Series 2017, 2% 11/7/18	1,300,000	1,301,677
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	22,245,000	22,245,000
Napoleon City Captial Facilities BAN Series 2018, 2.75% 2/27/19	1,600,000	1,610,960
Newark Gen. Oblig. BAN Series 2017, 2.05% 10/30/18	3,685,000	3,687,285

TOTAL OHIO		41,642,333

Pennsylvania - 0.1%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.85% 4/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	335,000	335,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XF 10 60, 1.79% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	1,265,000	1,265,000
Montgomery County Indl. Dev. Auth. Rev. (Var-FXD-Big Little Assoc. Proj.) Series 1999, 1.85% 4/4/18, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000

TOTAL PENNSYLVANIA		1,700,000

South Carolina - 1.6%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.88% 4/5/18, VRDN (a)(b)	8,200,000	8,200,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 1.73% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,680,000	2,680,000
Series Floaters XM 03 84, 1.78% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	14,115,000	14,115,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.78% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,330,000	1,330,000

TOTAL SOUTH CAROLINA		26,325,000

Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.88% 4/5/18, VRDN (a)(b)	2,230,000	2,230,000
Texas - 7.6%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.8% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)	8,370,000	8,370,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series Floaters XF 25 05, 1.78% 4/5/18 (Liquidity Facility Citibank NA) (a)(f)	1,041,500	1,041,500
Series Floaters XM 05 60, 1.83% 4/5/18 (Liquidity Facility Bank of America NA) (a)(f)	2,010,000	2,010,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.78% 3/30/18, VRDN (a)	4,800,000	4,800,000
Series 2004, 1.87% 4/5/18, VRDN (a)(b)	48,585,000	48,585,000
Series 2010 C, 1.8% 3/30/18, VRDN (a)	23,990,000	23,990,000
Series 2010 D:
1.78% 3/30/18, VRDN (a)	1,950,000	1,950,000
1.8% 3/30/18, VRDN (a)	35,065,000	35,065,000

TOTAL TEXAS		125,811,500

Utah - 2.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.83% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	15,252,000	15,252,000
Series 17 ZF 0540, 1.76% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,710,000	1,710,000
Series Floaters XM 05 06, 1.83% 4/5/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)	18,983,000	18,983,000
Series Floaters ZM 05 51, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000

TOTAL UTAH		41,525,000

Washington - 2.6%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.75% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	25,000,000	25,000,000
Fyi Properties Leas Rev. Participating VRDN Series Floaters XL 00 07, 1.73% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	8,920,000	8,920,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.8% 4/5/18, LOC KeyBank NA, VRDN (a)	545,000	545,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.93% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	5,020,000	5,020,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.73% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	2,511,000	2,511,000

TOTAL WASHINGTON		41,996,000

Wisconsin - 0.4%
River Falls Indl. Dev. Rev. 1.9% 4/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	345,000	345,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(f)	5,580,000	5,580,000

TOTAL WISCONSIN		5,925,000

Wyoming - 0.1%
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 1.8% 3/30/18, LOC Bank of Nova Scotia, VRDN (a)(b)	1,000,000	1,000,000
TOTAL MUNICIPAL NOTES
(Cost $935,312,268)		934,859,522
	Shares	Value

Money Market Funds - 0.9%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $14,060,000)	14,058,594	14,060,000
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,666,826,390)		1,663,043,786
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(18,361,803)
NET ASSETS - 100%		$1,644,681,983

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,265,000 or 1.7% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC)	1/11/18	$22,245,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.93% 5/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$5,020,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$41,733
Total	$41,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,648,983,786	$--	$1,648,983,786	$--
Money Market Funds	14,060,000	14,060,000	--	--
Total Investments in Securities:	$1,663,043,786	$14,060,000	$1,648,983,786	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Conservative Income Municipal Bond Fund

March 31, 2018

XCB-QTLY-0518
1.9884861.100

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 61.5%
	Principal Amount	Value
Arizona - 1.6%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2015 A, 5% 6/1/19	60,000	62,279
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	50,000	49,606
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	50,000	52,865

TOTAL ARIZONA		164,750

Connecticut - 3.0%
Connecticut Gen. Oblig.:
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.83% 4/15/20 (a)(c)	$100,000	$101,554
Series 2015 F, 5% 11/15/18	50,000	50,973
Series 2017 B, 5% 4/15/19	50,000	51,605
Connecticut Health & Edl. Facilities Auth. Rev. Series 2017 I1, 5% 7/1/18	100,000	100,833

TOTAL CONNECTICUT		304,965

Florida - 11.2%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/18	305,000	307,632
Series 2015 A, 5% 7/1/19	50,000	51,991
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/18	25,000	25,137
Orange County Health Facilities Auth. ( Orlando Health Proj.) Series 2009, 5% 10/1/18	275,000	279,491
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Escrowed to Maturity)	55,000	56,252
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	145,000	147,433
5% 10/1/19	75,000	78,432
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds:
(Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	125,000	125,351
Series 2008, 5.35%, tender 5/1/18 (AMBAC Insured) (a)	50,000	50,141

TOTAL FLORIDA		1,121,860

Georgia - 2.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 1.8%, tender 4/3/18 (a)	100,000	100,000
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2009 B, 5% 1/1/20	100,000	104,956

TOTAL GEORGIA		204,956

Illinois - 10.7%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2011 B, 5% 12/1/19	65,000	68,431
Series 2014 D, 5% 12/1/19	50,000	52,640
Chicago Midway Arpt. Rev. Series 2014 B, 5% 1/1/19	300,000	307,488
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	150,000	153,744
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	250,000	247,863
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	150,000	162,222
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/18	80,000	80,411

TOTAL ILLINOIS		1,072,799

Kentucky - 4.5%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	375,000	400,009
Series 2009 A, 5% 8/1/18	50,000	50,544

TOTAL KENTUCKY		450,553

Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	150,000	155,664
Michigan - 6.4%
Michigan Fin. Auth. Rev. (Beaumont Health Proj.) Series 2012, 5% 11/1/18	280,000	285,188
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	120,000	119,273
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (b)	225,000	236,081

TOTAL MICHIGAN		640,542

Minnesota - 1.5%
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	147,957
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2014, 5% 1/1/19	70,000	71,742
Nevada - 2.0%
Clark County School District Series 2017 A, 5% 6/15/18	200,000	201,346
New Jersey - 2.5%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2008, 4.25% 5/1/18	50,000	50,085
New Jersey Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/1/19	50,000	51,959
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	90,000	94,429
Series 2012 AA, 5% 6/15/19	50,000	51,636

TOTAL NEW JERSEY		248,109

Pennsylvania - 5.8%
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	50,000	51,124
Monroeville Fin. Auth. UPMC Rev. (UPMC Health Sys. Proj.) Series 2013 B, 5% 7/1/18	250,000	252,058
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/20	60,000	64,502
Series 2016, 5% 1/15/22	100,000	109,726
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/20	50,000	52,924
First Series 2012, 5% 4/1/21	50,000	54,293

TOTAL PENNSYLVANIA		584,627

South Carolina - 1.2%
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	120,000	122,686
Texas - 5.6%
Corpus Christi Util. Sys. Rev. Series 2015 C, 4% 7/15/18	200,000	201,318
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	120,000	120,488
Series 2012 B, 5% 5/15/21	220,000	239,701

TOTAL TEXAS		561,507

Virginia - 0.7%
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	24,808
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	49,813

TOTAL VIRGINIA		74,621

Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Auth. (Unitypoint Health Proj.) Series 2014 A, 5% 12/1/19	50,000	52,454
TOTAL MUNICIPAL BONDS
(Cost $6,203,959)		6,181,138

Municipal Notes - 38.1%
Colorado - 1.6%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.85% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	165,000	$165,000
Connecticut - 0.5%
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	50,000	50,055
Florida - 1.9%
Collier County Indl. Dev. Auth. Rev. (Var March Proj.) Series 2004, 1.8% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	190,000	190,000
Michigan - 5.0%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.78% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	500,000	499,995
Mississippi - 4.0%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.55% 4/5/18, LOC Cap. One Bank, VRDN (a)(b)	400,000	400,000
Missouri - 1.0%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters XF 25 24, 1.83% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
New Jersey - 1.5%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	50,000	50,207
Hackensack City Tax Appeal Nts BAN Series 2017, 1.5% 4/18/18	50,000	49,994
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	50,000	50,222

TOTAL NEW JERSEY		150,423

New York - 1.0%
Corning School District Gen. Oblig. BAN Series 2017 B, 2.25% 6/21/18	50,000	50,070
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	50,000	50,107

TOTAL NEW YORK		100,177

North Carolina - 2.0%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.8% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	200,000	200,000
Ohio - 1.5%
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Newark Gen. Oblig. BAN Series 2017, 2.05% 10/30/18	50,000	50,031

TOTAL OHIO		150,031

Pennsylvania - 8.1%
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XF 10 60, 1.79% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	450,000	450,000
Luzerne County Indl. Dev. Auth. Rev. (VAR-Cornell Iron Works Proj.) Series 2000, 1.85% 4/5/18, LOC Bank of America NA, VRDN (a)(b)	370,000	370,000

TOTAL PENNSYLVANIA		820,000

South Carolina - 5.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.8% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	500,000	500,000
Texas - 5.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.87% 4/5/18, VRDN (a)(b)	200,000	200,000
Series 2010 D, 1.78% 3/30/18, VRDN (a)	300,000	300,000

TOTAL TEXAS		500,000

TOTAL MUNICIPAL NOTES
(Cost $3,826,376)		3,825,681
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $10,030,335)		10,006,819
NET OTHER ASSETS (LIABILITIES) - 0.4%		44,694
NET ASSETS - 100%		$10,051,513

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC)	1/11/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$302
Total	$302

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Municipal Income Fund

March 31, 2018

XLI-QTLY-0518
1.9884854.100

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.6%
	Principal Amount	Value
Alaska - 0.3%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (a)	30,000	32,043
Arizona - 5.1%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,163
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	27,027
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/31 (a)	400,000	463,100
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	11,183

TOTAL ARIZONA		512,473

Colorado - 0.9%
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/23 (a)	$25,000	$28,284
5% 11/15/26 (a)	50,000	58,244

TOTAL COLORADO		86,528

Connecticut - 2.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	100,000	111,587
Series 2012 J, 4% 7/1/19	100,000	102,332

TOTAL CONNECTICUT		213,919

District Of Columbia - 3.5%
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	113,695
5% 10/1/24	100,000	115,224
5% 10/1/25	100,000	116,469

TOTAL DISTRICT OF COLUMBIA		345,388

Florida - 14.0%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/42 (a)	750,000	838,921
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	50,000	56,765
Miami-Dade County Aviation Rev. Series 2015 A, 5% 10/1/27 (a)	200,000	227,244
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	114,013
Series 2015 D, 5% 2/1/26	10,000	11,575
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/26	100,000	116,467
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	28,295

TOTAL FLORIDA		1,393,280

Georgia - 0.2%
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,028
5% 8/1/39	5,000	5,454
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	5,000	5,488

TOTAL GEORGIA		15,970

Illinois - 10.0%
Chicago Midway Arpt. Rev. Series 2016 B, 4% 1/1/35	200,000	207,550
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 B, 5% 1/1/37	50,000	56,449
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	55,053
Series 2016 A, 5% 11/15/23	10,000	11,313
Illinois Fin. Auth. Rev.:
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,579
Series 2016, 5% 10/1/29	30,000	34,616
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	10,000	11,151
(Silver Cross Health Sys. IL Proj.) Series 2015 C, 5% 8/15/26	35,000	38,934
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,532
Series 2016 C:
4% 2/15/41	15,000	15,066
5% 2/15/34	50,000	56,037
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	30,000	31,276
Series 2013, 5% 7/1/23	10,000	10,439
Series 2016, 5% 2/1/21	30,000	31,184
Series 2017 D, 5% 11/1/27	250,000	260,025
Series 2017, 4% 2/1/24	15,000	14,876
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/22	100,000	111,114
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1, 0% 6/15/43 (FSA Insured)	10,000	3,195
Series 2012 B, 5% 6/15/23	10,000	10,561
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	16,702

TOTAL ILLINOIS		992,652

Indiana - 0.4%
Indiana Fin. Auth. Rev. Series 2012, 5% 3/1/23	35,000	38,418
Kentucky - 0.2%
Ashland Med. Ctr. Rev. (King's Daugthers Med. Ctr. Proj.) Series 2010 B, 4.5% 2/1/25	25,000	25,518
Louisiana - 2.1%
Louisiana Pub. Facilities Auth. (Tulane Univ., LA Proj.) Series 2017 A, 5% 12/15/32	165,000	189,740
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/28	15,000	17,319

TOTAL LOUISIANA		207,059

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	21,409
Series 2016 A, 4% 7/1/46	5,000	4,329

TOTAL MAINE		25,738

Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	167,303
Massachusetts - 4.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA Proj.) Series 2014 A, 5.25% 7/1/34	30,000	32,587
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/47	100,000	106,070
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/19	100,000	103,103
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/20	100,000	105,375
5% 7/1/21	100,000	107,224

TOTAL MASSACHUSETTS		454,359

Michigan - 3.4%
Great Lakes Wtr. Auth. Mich Wtr. Series 2016 D, 5% 7/1/27	100,000	114,272
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	11,612
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	52,334
Series 2017 B, 5% 12/1/42 (a)	150,000	166,484

TOTAL MICHIGAN		344,702

Montana - 0.3%
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	33,892
New Hampshire - 7.3%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	226,176
5% 8/1/26	105,000	122,049
5% 8/1/37	100,000	113,089
New Hampshire Health & Ed. Facilities Auth. Rev. (Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,034
New Hampshire Health&Ed. Facilities Rev. (Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	205,000	216,937

TOTAL NEW HAMPSHIRE		729,285

New Jersey - 3.4%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,268
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	250,000	262,303
Series 2009 A, 0% 12/15/36	115,000	47,715

TOTAL NEW JERSEY		337,286

New York - 4.7%
Dorm. Auth. New York Univ. Rev. (Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	5,000	5,724
New York City Gen. Oblig. Series 2018 A, 5% 8/1/24	100,000	115,557
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	11,048
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	332,736

TOTAL NEW YORK		465,065

Ohio - 1.2%
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,577
5% 8/1/26	10,000	11,680
5% 8/1/27	10,000	11,786
5% 8/1/28	10,000	11,663
5% 8/1/29	10,000	11,599
5% 8/1/30	10,000	11,553
Bonds Series 2017 B, 5%, tender 5/5/22 (b)	10,000	11,081
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	22,120
Steubenville Hosp. Rev. (Trinity Health Proj.) Series 2010, 4.125% 10/1/21 (Pre-Refunded to 2/1/20 @ 100)	15,000	15,630

TOTAL OHIO		118,689

Oklahoma - 2.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23 (c)	200,000	221,556
Pennsylvania - 4.0%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A:
5% 11/15/22	100,000	111,203
5% 11/15/25	100,000	114,624
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2017, 5% 5/1/35	10,000	11,351
Philadelphia School District:
Series 2018 A, 5% 9/1/25 (c)	50,000	56,672
Series 2018 B, 5% 9/1/43 (c)	50,000	55,281
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	50,366

TOTAL PENNSYLVANIA		399,497

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/21	25,000	26,940
South Carolina - 4.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28	175,000	193,331
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21	5,000	5,297
Series 2014 C, 5% 12/1/46	20,000	21,424
Series 2016 A:
5% 12/1/26	25,000	28,362
5% 12/1/33	15,000	16,607
5% 12/1/38	75,000	82,142
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	29,999
4% 4/15/48	20,000	19,930
5% 4/15/48	15,000	16,529

TOTAL SOUTH CAROLINA		413,621

Tennessee - 2.7%
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	250,000	267,158
Texas - 5.9%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	52,782
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	127,460
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (a)	115,000	127,940
Grand Parkway Trans. Corp. Series 2013 B, 5.25% 10/1/51	30,000	33,268
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	29,075
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
4% 8/15/33	10,000	10,535
5% 8/15/27	10,000	11,792
5% 8/15/47	10,000	11,240
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	111,904
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,825
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	65,790

TOTAL TEXAS		587,611

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/24 (a)	10,000	11,338
Virginia - 0.5%
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	55,137
Washington - 0.9%
Port of Seattle Rev. Series 2015 C, 5% 4/1/24 (a)	50,000	56,503
Washington Gen. Oblig. Series 2013 A, 5% 7/1/23	5,000	5,584
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,103
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,706
5% 7/1/30	5,000	5,753
5% 7/1/31	10,000	11,442

TOTAL WASHINGTON		90,091

Wisconsin - 4.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (d)	5,000	5,070
Wisconsin Health & Edl. Facilities Series 2016 A, 5% 11/15/39	280,000	316,837
Wisconsin Health & Edl. Facilities Auth. Rev. (Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	100,000	103,529

TOTAL WISCONSIN		425,436

TOTAL MUNICIPAL BONDS
(Cost $9,180,316)		9,037,952
	Shares	Value

Money Market Funds - 5.1%
Fidelity Municipal Cash Central Fund, 1.59% (e)(f)
(Cost $506,000)	505,949	506,000
TOTAL INVESTMENT IN SECURITIES - 95.7%
(Cost $9,686,316)		9,543,952
NET OTHER ASSETS (LIABILITIES) - 4.3%		424,200
NET ASSETS - 100%		$9,968,152

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,070 or 0.1% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,125
Total	$3,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$9,037,952	$--	$9,037,952	$--
Money Market Funds	506,000	506,000	--	--
Total Investments in Securities:	$9,543,952	$506,000	$9,037,952	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018